As filed with the Securities and Exchange Commission on January 28, 2015

Securities Act File No. 33-41913

Investment Company Act File No. 811-06367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒

GABELLI EQUITY SERIES FUNDS, INC

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1- 800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center,

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Richard T. Prins, Esq.
Gabelli Equity Series Funds, Inc.	Skadden, Arps, Slate, Meagher & Flom
One Corporate Center	Four Times Square
Rye, New York 10580-1422	New York, New York 10036

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b); or
☒	on January 28, 2015 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Gabelli Equity Series Funds, Inc.

The Gabelli Small Cap Growth Fund

The Gabelli Equity Income Fund

The Gabelli Focus Five Fund

(each a “Fund” and collectively, the “Funds”)

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

(800-422-3554)

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Questions?

Call 800-GABELLI

or your investment representative.

Gabelli

Equity

Series

Funds,

Inc. (the “Company”)

Fund	Class	Ticker Symbol
The Gabelli Small Cap	AAA	GABSX
Growth Fund

The Gabelli Equity	AAA	GABEX
Income Fund

The Gabelli Focus	AAA	GWSVX
Five Fund

PROSPECTUS

January 28, 2015

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

GABELLI SMALL CAP GROWTH FUND

(the “Small Cap Growth Fund”)

Investment Objective

The Small Cap Growth Fund seeks to provide a high level of capital appreciation.

Fees and Expenses of the Small Cap Growth Fund:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Small Cap Growth Fund.

Small Cap Growth Fund
Shareholder Fees:
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.13%

Total Annual Fund Operating Expenses	1.38%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$140	$437	$755	$1,657

Portfolio Turnover

The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Cap Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example,

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affect the Small Cap Growth Fund’s performance. During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Small Cap Growth Fund makes its investment. The Small Cap Growth Fund invests primarily in the common stocks of companies which Gabelli Funds, LLC, the Small Cap Growth Fund’s adviser (the “Adviser”), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $3 billion or less at the time of investment.

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:

•	New products or technologies
•	New distribution methods
•	Rapid changes in industry conditions due to regulatory or other developments
•

Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

Principal Risks

You May Want to Invest in the Small Cap Growth Fund if:

•	you are a long term investor
•	you seek capital appreciation
•	you believe that the market will favor small capitalization stocks over the long term

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Small Cap Growth Fund is not guaranteed; you may lose money by investing in the Small Cap Growth Fund. When you sell Small Cap Growth Fund shares, they may be worth more or less than what you paid for them.

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Investing in the Small Cap Growth Fund involves the following risks:

•

Equity Risk.    Equity risk is the risk that the prices of the securities held by the Small Cap Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

•

Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•

Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Small Cap Growth Fund holds, then the value of the Small Cap Growth Fund’s shares may decline.

•

Small Capitalization Company Risk.    Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.

•

Value Investing Risk.    The Small Cap Growth Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Small Cap Growth Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Small Cap Growth Fund’s relative performance may suffer.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s Class AAA Shares performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual

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funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future. Updated information on the Small Cap Growth Fund’s results can be obtained by visiting www.gabelli.com.

SMALL CAP GROWTH FUND

(Total Returns for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 20.59% (quarter ended June 30, 2009), and the lowest return for a quarter was (21.87)% (quarter ended December 31, 2008).

Average Annual Total Returns (for the years ended December 31, 2014)	Past One Year	Past Five Years	Past Ten Years
The Gabelli Small Cap Growth Fund Class AAA Shares
Return Before Taxes	3.51%	15.39%	9.50%
Return After Taxes on Distributions	3.05%	14.94%	8.87%
Return After Taxes on Distributions and Sale of Fund Shares	2.36%	12.44%	7.77%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	4.89%	15.55%	7.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Management

The Adviser. Gabelli Funds, LLC serves as the Adviser to the Small Cap Growth Fund.

The Portfolio Manager. Mr. Mario J. Gabelli, CFA, Chief Investment Officer — Value Portfolios of the Adviser, has served as Portfolio Manager of the Small Cap Growth Fund since its inception on October 22, 1991.

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Purchase and Sale of Fund Shares, Taxes, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Small Cap Growth Fund shares, taxes, and financial intermediary compensation, please see “Other Information.”

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GABELLI EQUITY INCOME FUND

(the “Equity Income Fund”)

Investment Objective

The Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income.

Fees and Expenses of the Equity Income Fund:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Equity Income Fund.

Equity Income Fund
Shareholder Fees:
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.12%

Total Annual Fund Operating Expenses	1.37%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Equity Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$139	$434	$750	$1,646

Portfolio Turnover

The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Income Fund’s shares are held in a taxable account. These

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costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Income Fund’s performance. During the most recent fiscal year, the Equity Income Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Equity Income Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Equity Income Fund’s adviser (the “Adviser”), looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential.

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:

•	have strong free cash flow and pay regular dividends
•	have potential for long term earnings per share growth
•	may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business
•	are well managed
•	will benefit from sustainable long term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services.

The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

Principal Risks

You May Want to Invest in the Equity Income Fund if:

•	you are a long term investor
•	you are seeking income as well as capital appreciation

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Equity Income Fund is not guaranteed; you may lose money by investing in the Equity Income Fund. When you sell Equity Income Fund shares, they may be worth more or less than what you paid for them.

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Investing in the Equity Income Fund involves the following risks:

•

Equity Risk.    Equity risk is the risk that the prices of the securities held by the Equity Income Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

•

Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•

Interest Rate Risk and Credit Risk.    Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines; this risk is particularly pronounced given that certain interest rates are at or near historical lows. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

•

Low Credit Quality Risk.    Lower rated convertible securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price. Lower rated securities are commonly referred to as “junk” or “high yield” securities.

•

Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Equity Income Fund holds, then the value of the Equity Income Fund’s shares may decline.

•

Value Investing Risk.    The Equity Income Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Equity Income Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Equity Income Fund’s relative performance may suffer.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Equity Income Fund’s Class AAA Shares performance from year to year and by showing how the Equity Income Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Equity Income Fund’s past performance (before and after taxes) does not predict how the Equity Income

9

Fund will perform in the future. Updated information on the Equity Income Fund’s results can be obtained by visiting www.gabelli.com.

EQUITY INCOME FUND

(Total Returns for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 17.59% (quarter ended June 30, 2009), and the lowest return for a quarter was (20.88)% (quarter ended December 31, 2008).

Average Annual Total Returns (for the years ended December 31, 2014)	Past One Year	Past Five Years	Past Ten Years
The Gabelli Equity Income Fund Class AAA Shares
Return Before Taxes	7.06%	13.31%	8.04%
Return After Taxes on Distributions	6.28%	12.81%	7.59%
Return After Taxes on Distributions and Sale of Fund Shares	4.47%	10.62%	6.53%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Income Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Management

The Adviser. Gabelli Funds, LLC serves as the Adviser to the Equity Income Fund.

The Portfolio Manager. Mr. Mario J. Gabelli, CFA, Chief Investment Officer — Value Portfolios of the Adviser, has served as Portfolio Manager of the Equity Income Fund since its inception on January 2, 1992.

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Purchase and Sale of Fund Shares, Taxes, and Payments to

Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Equity Income Fund shares, taxes, and financial intermediary compensation, please see “Other Information.”

11

GABELLI FOCUS FIVE FUND

(the “Focus Five Fund”)

Investment Objective

The Focus Five Fund seeks to provide a high level of capital appreciation.

Fees and Expenses of the Focus Five Fund:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Focus Five Fund.

Focus Five Fund
Shareholder Fees:
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.13%

Total Annual Fund Operating Expenses	1.38%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Focus Five Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Focus Five Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Focus Five Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$140	$437	$755	$1,657

Portfolio Turnover

The Focus Five Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Focus Five Fund’s shares are held in a taxable account. These costs,

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which are not reflected in the annual fund operating expenses or in the example, affect the Focus Five Fund’s performance. During the most recent fiscal year, the Focus Five Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Focus Five Fund will invest in a concentrated portfolio of twenty-five to thirty-five equity securities. The Fund could potentially invest up to 50% of its net assets in five securities that represent the largest, and thus the highest conviction, positions. The balance of the Fund’s net assets will be held in short term high grade investments or cash and cash equivalents. To the extent the Fund invests in such short term investments or cash, it will impact the likelihood of achieving its investment objective. The Fund may invest in U.S. and non-U.S. securities, including emerging market securities. The Focus Five Fund’s Adviser will consider for purchase the securities of all companies, regardless of the size of capitalization (capitalization is the price per share multiplied by the number of shares outstanding), whose market capitalization trades at a discount to Private Market Value (PMV) at the time of investment. PMV is the price that the Focus Five Fund’s portfolio managers believe an informed buyer would pay to acquire a company’s entire business. Many of the holdings in the Focus Five Fund’s portfolio will be considered by the Focus Five Fund’s portfolio managers to have a potential near term catalyst, or event, that might surface underlying value. Positions will be sold when they trade near or above PMV or if a catalyst fails to materialize as anticipated.

In selecting investments for the Focus Five Fund, the Adviser focuses on issuers that:

•	have potential for long term earnings per share growth
•	may be subject to a catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business
•	are well managed
•	may be subject to rapid changes in industry conditions due to regulatory or other developments
•

may have changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

Principal Risks

You May Want to Invest in the Focus Five Fund if:

•	you are a long term investor
•	you seek capital appreciation

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Focus Five Fund is not guaranteed; you may lose money by investing in the Focus Five Fund. When you sell Focus Five Fund shares, they may be worth more or less than what you paid for them.

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Investing in the Focus Five Fund involves the following risks:

•

Equity Risk.    Equity risk is the risk that the prices of the securities held by the Focus Five Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

•

Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•

Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Focus Five Fund holds, then the value of the Focus Five Fund’s shares may decline.

•

Non-Diversification Risk.    As a non-diversified mutual fund, more of the Focus Five Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

•

Value Investing Risk.    The Focus Five Fund may invest in value stocks and they involve the risk that they may not reach what the portfolio manager believes are their full market values. From time to time value investing falls out of favor with investors. During those periods, the Focus Five Fund’s relative performance may suffer.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Focus Five Fund (including the Focus Five Fund’s prior investment strategy that was in effect through March 9, 2012) by showing changes in the Focus Five Fund’s Class AAA Shares performance from year to year and by showing how the Focus Five Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Focus Five Fund’s past performance (before and after taxes) does not predict how the Focus Five Fund will perform

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in the future. Updated information on the Focus Five Fund’s results can be obtained by visiting www.gabelli.com.

FOCUS FIVE FUND

(Total Returns for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 26.63% (quarter ended June 30, 2009), and the lowest return for a quarter was (27.77)% (quarter ended December 31, 2008).

Prior to March 2012 and the implementation of the Fund’s current strategy, it invested 80% of its assets under normal conditions in equity securities of companies considered small capitalization companies at the time of investment.

Average Annual Total Returns (for the years ended December 31, 2014)	Past One Year	Past Five Years	Past Ten Years
The Gabelli Focus Five Fund Class AAA Shares (first issued on 12/31/02)
Return Before Taxes	3.80%	15.27%	7.73%
Return After Taxes on Distributions	0.80%	14.28%	6.40%
Return After Taxes on Distributions and Sale of Fund Shares	2.87%	12.00%	6.08%
Indexes (reflects no deduction for fees, expenses or taxes)
Standard & Poor’s (“S&P”) S&P 500 Index	13.69%	15.45%	7.67%
Russell 2500 Index	7.07%	16.36%	8.72%
Russell 1000 Index	13.24%	15.64%	7.96%
MSCI ACWI Ex-US	(3.87)%	4.43%	5.13%
50% Russell 2500 Index and 25% Russell 1000 and 25% MSCI ACWI Ex-US	5.82%	13.19%	7.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold

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their Focus Five Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

In addition to the S&P 500 Index, which is a widely recognized, unmanaged index of large cap U.S. equities, the Focus Five Fund’s returns are also compared with the Russell 2500 Index, the Russell 1000 Index, the MSCI ACWI Ex-US Index and a weighted blend of these three indices constituted as follows: 50% Russell 2500 Index, 25% Russell 1000 Index and 25% MSCI ACWI Ex-US Index. The Russell 2500 Index is a widely recognized, unmanaged index of small to mid-cap U.S. equities, the Russell 1000 Index is a widely recognized, unmanaged index of large-cap U.S. equities and the MSCI ACWI Ex-US Index is an unmanaged index of small, mid and large cap equities across developed and emerging markets, excluding the U.S. The Focus Five Fund is comparing its returns with these additional three indices, as well as a weighted blend of these additional three indices, because the Focus Five Fund believes that these three indices are better broad-based representations of the equity markets in which it invests, and because the weighted blend of these three indices represents a reasonable approximation of its current investment focus. The Focus Five Fund intends to remove the S&P 500 Index comparison in the future.

Management

The Adviser. Gabelli Funds, LLC serves as the Adviser to the Focus Five Fund.

The Portfolio Manager. Mr. Daniel M. Miller has served as portfolio manager of the Focus Five Fund since January 2012.

Purchase and Sale of Fund Shares, Taxes, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Focus Five Fund shares, taxes, and financial intermediary compensation, please see “Other Information.”

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Other Information

Purchase and Sale of Fund Shares

The minimum initial investment must be at least $1,000 ($250 for IRAs or “Coverdell” Education Saving Plans). There is no minimum initial investment in an automatic monthly investment plan. There is no minimum for subsequent investments.

You can purchase or redeem shares of the Funds on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem Fund shares by written request via mail (The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308), by personal or overnight delivery (The Gabelli Funds, c/o BFDS, 30 Dan Road, Canton, MA 02021-2809), by bank wire, or by Automated Clearing House (“ACH”) system.

You may also redeem Fund shares by telephone at 800-GABELLI (800-422-3554), on the Internet at www.gabelli.com, or through an automatic cash withdrawal plan.

You can also place orders to purchase or sell Fund shares through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with G.distributors, LLC (“G.distributors” or the “Distributor”), an affiliate of the Adviser. The broker-dealer or other financial intermediary will transmit these transaction orders to the Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investments in the Fund.

Tax Information

The Funds expect that distributions will generally be taxable as ordinary income or long term capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, AND RELATED RISKS

Generally:

Each Fund’s investment objective is fundamental and may not be changed without shareholder approval. Each Fund’s investment strategies are not fundamental and may be changed at any time by a vote of a majority of the Company’s Board of Directors (the “Board”) at any time without a vote of shareholders.

Investment Strategies:

The investment policy of both the Small Cap Growth Fund and the Equity Income Fund relating to the type of securities in which 80% of each such Fund’s net assets must be invested may be changed by the

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Board without shareholder approval. Shareholders will, however, receive at least sixty days’ prior notice of any change in this policy.

Small Cap Growth Fund

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:

•	New products or technologies
•	New distribution methods
•	Rapid changes in industry conditions due to regulatory or other developments
•

Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

Equity Income Fund

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:

•	have strong free cash flow and pay regular dividends
•	have potential for long term earnings per share growth
•	may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business
•	are well managed
•	will benefit from sustainable long term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services.

The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

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Focus Five Fund

In selecting investments for the Focus Five Fund, the Adviser focuses on issuers that:

•	have potential for long term earnings per share growth
•	may be subject to a catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business
•	are well managed
•	may be subject to rapid changes in industry conditions due to regulatory or other developments
•

may have changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

All Funds

When adverse market or economic conditions exist, the Funds may temporarily invest all or a portion of their assets in defensive investments. Such investments include, without limitation, fixed income securities and high-quality money market instruments. When following a defensive strategy, the Funds will be less likely to achieve their investment goals.

Risks:

Investing in the Funds involve the following risks:

•

Equity Risk.    Equity risk is the risk that the prices of the securities held by the Funds will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. These fluctuations may cause a security to be worth less than it was worth when it was purchased by the Funds. Because the value of securities, and thus shares of the Funds, could decline, you could lose money.

•	Foreign Securities Risk. A Fund that invests outside the United States carries additional risks that include:

•

Access Risk — The risk that some countries may restrict a Fund’s access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to a Fund.

•

Currency Risk — Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

•	Emerging Markets Risk — The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

•	Information Risk — Key information about an issuer, security, or market may be inaccurate or unavailable.

•	Liquidity Risk — Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.

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•

Political Risk — Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a Fund’s ability to bring its capital or income back to the United States. Other political risks include economic policy changes, social and political instability, military action, and war.

•

Interest Rate Risk and Credit Risk.    Equity Income Fund only — Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines; this risk is particularly pronounced given that certain interest rates are at or near historical lows. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

•

Low Credit Quality Risk.    Equity Income Fund only — From time to time, up to 5% of the Equity Income Fund’s portfolio holdings in preferred stock and convertible securities may be invested in below investment grade quality. Lower rated preferred stock and convertible securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities. There may be less of a market for lower rated preferred stock and convertible securities, which could make it harder to sell them at an acceptable price. Lower rated securities are commonly referred to as “junk” or “high yield” securities.

•

Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities a Fund holds, then the value of that Fund’s shares may decline. In addition, a portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.

•

Non-Diversification Risk.    Focus Five Fund only — The Focus Five Fund is classified as a “non-diversified” mutual fund, which means that a greater proportion of its assets may be invested in the securities of a single issuer than a “diversified” mutual fund. As a non-diversified mutual fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund. The ability to invest in a more limited number of securities may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had if it had been invested in a greater number of securities.

•

Small Capitalization Company Risk.    Small Cap Growth Fund only — Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.

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•

Value Investing Risk.    Each Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks each Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, each Fund’s relative performance may suffer.

Portfolio Holdings.    A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information (“SAI”) which may be obtained by calling 800-Gabelli (800-422-3554), your financial intermediary, or free of charge through the Funds’ website at www.gabelli.com.

MANAGEMENT OF THE FUNDS

The Adviser.    Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli/GAMCO family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to GGCP, Inc., a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of GAMCO Investors, Inc. (“GBL”), a publicly held company listed on the NYSE.

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended September 30, 2014, each of the Small Cap Growth, Equity Income, and Focus Five Funds are contractually obligated to pay the Adviser an advisory fee computed daily and payable monthly equal to 1.00% of the value of each Fund’s average daily net assets.

Each Fund’s semiannual report to shareholders for the period ended March 31, 2014 contained a discussion of the basis of the Board’s determination to continue the investment advisory arrangements described above.

The Portfolio Managers.    Mr. Mario J. Gabelli, CFA, is primarily responsible for the day-to-day management of the Small Cap Growth Fund and Equity Income Fund. Mr. Gabelli has been Chief Investment Officer — Value Portfolios of the Adviser and its predecessor since inception. Mr. Gabelli is Chairman and Chief Executive Officer of GAMCO Investors, Inc., Chief Investment Officer — Value Portfolios of GAMCO Asset Management Inc. (“GAMCO”), another wholly-owned subsidiary of GBL, Chief Executive Officer and Chief Investment Officer of GGCP, Inc. and is an officer or director of other companies affiliated with GBL. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability, or resignation.

Daniel M. Miller has been a portfolio manager of the Gabelli Focus Five Fund since inception of its current investment strategy on January 1, 2012 (which became fully implemented on March 10, 2012). He is also a Managing Director of GAMCO and Chairman of Gabelli & Company, the firm’s institutional research business. Mr. Miller served as Head of Institutional Equities at Gabelli & Company from 2004 - 2011, where he oversaw a significant expansion of the brokerage business. His responsibilities included managing the firm’s daily research meetings, the institutional sales and trading teams, and seven industry conferences. Mr. Miller graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, FL.

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The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by them, and their ownership of securities, in the funds they manage.

INDEX DESCRIPTIONS

The Russell 2000 Index is an unmanaged index of the 2000 smallest common stocks in the Russell 3000 Index, which contains the 3000 largest stocks in the U.S. based on total market capitalization, consisting of a broad base of small cap common stocks. The index figures do not reflect any deduction for fees, expenses, or taxes. You cannot invest directly in the Russell 2000 Index.

The S&P 500 Index is a widely recognized, unmanaged index of common stocks. The index figures do not reflect any deductions for fees, expenses, or taxes. You cannot invest directly in the S&P 500 Index.

The Russell 1000 Index is an unmanaged index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market capitalization and current index membership. The index figures do not reflect any deductions for fees, expenses, or taxes. You cannot invest directly in the Russell 1000 Index.

The Russell 2500 Index is an unmanaged index that measures the performance of the small to mid cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 2500 of the smallest securities based on a combination of their market capitalization and current index membership. The index figures do not reflect any deductions for fees, expenses, or taxes. You cannot invest directly in the Russell 2500 Index.

The MSCI ACWI ex U.S. Index captures large and mid cap representation across 22 of 23 developed markets countries (excluding the U.S.) and 23 emerging markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The index figures do not reflect any deductions for fees, expenses, or taxes. You cannot invest directly in the Index.

PURCHASE OF SHARES

You can purchase Fund shares on any Business Day. The Funds’ Class AAA Shares offered herein are offered only to (1) clients of broker-dealers or other financial intermediaries (i) that charge such clients an ongoing fee for advisory, investment, consulting, or a similar service, or (ii) where the Distributor has entered into an agreement permitting the financial intermediary to offer Class AAA Shares through its mutual fund supermarket network or platform, and (2) customers of the Distributor.

•

By Mail or In Person.    You may open an account by mailing a completed subscription order form with a check or money order payable to “The Gabelli Small Cap Growth Fund”, “The Gabelli Equity Income Fund” or “The Gabelli Focus Five Fund” to:

By Mail	By Personal or Overnight Delivery
The Gabelli Funds P.O. Box 8308 Boston, MA 02266-8308	The Gabelli Funds c/o BFDS 30 Dan Road Canton, MA 02021-2809

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the shareholder are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the fund(s), and class of shares you wish to purchase.

•	By Internet. You may open an account over the Internet at www.gabelli.com.

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•

By Bank Wire or by ACH system.    To open an account using the bank wire transfer system, or ACH system, first telephone the Fund(s) at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct your bank to wire funds to:

State Street Bank and Trust Company

225 Franklin Street, Boston, MA 02110

ABA #011-0000-28 REF DDA #99046187

Re: The Gabelli                      Fund

Account #

Account of [Registered Owners]

If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under “By Mail.” Note that banks may charge fees for wiring funds, although the Funds’ Transfer Agent, State Street Bank and Trust Company (the “Transfer Agent” or “State Street”), will not charge you for receiving wire transfers.

Share Price.    The Funds sell their Class AAA Shares based on the net asset value per share (“NAV”) next determined after the time as of which the Funds receive your completed subscription order form but does not issue the shares to you until it receives full payment. See “Pricing of Fund Shares” herein for a description of the calculation of the NAV.

Minimum Investments.    Your minimum initial investment must be at least $1,000. See “Retirement Plans/Education Savings Plans” and “Automatic Investment Plan” regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Broker-dealers and financial intermediaries may have different minimum investment requirements.

Retirement Plans/Education Savings Plans.    The Funds make available IRAs and “Coverdell” Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Funds through tax deductible contributions to existing retirement plans for self-employed persons, known as “Keogh” or “H.R.-10” plans. The Funds do not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as “401(k) Plans.” The minimum initial investment in all such retirement and education savings plans is $250. There is no minimum subsequent investment for retirement or education savings plans.

Automatic Investment Plan.    The Funds offer an automatic monthly investment plan. There is no minimum initial investment for accounts establishing an automatic investment plan. Call your financial intermediary or the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

Telephone or Internet Investment Plan.    You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the ACH system. You must have a completed and approved Account Options Form on file with the Transfer Agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100 minimum between two funds. To initiate an ACH purchase, call your financial intermediary or 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

Voluntary Conversion.    Shareholders who currently hold Class AAA Shares and are eligible to purchase Class I Shares may convert existing Class AAA Shares to Class I Shares of the same Fund

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through their financial intermediary if the financial intermediary has a specific agreement with the Distributor. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (“IRS”), this voluntary conversion of Class AAA Shares to Class I Shares does not cause the shareholder or the Fund to recognize gain or loss for federal income tax purposes.

If shares of a Fund are converted to a different share class of a Fund, the transaction will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, a shareholder may receive fewer shares or more shares than originally owned, depending on that day’s NAVs. Please contact your tax adviser regarding the tax consequences of any conversion.

General.    State Street will not issue share certificates unless you request them. Each Fund reserves the right to (i) reject any purchase order if, in the opinion of the Funds’ management, it is in the Fund’s best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Fund’s minimum purchase requirements. The Funds also offer other Classes of shares under different selling and shareholder servicing arrangements pursuant to a separate Prospectus. Except for differences attributable to these arrangements, the shares of all Classes are substantially the same.

Customer Identification Program.    Federal law requires the Company, on behalf of the Funds, to obtain, verify, and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Company verifies the account holder’s identity.

Rule 12b-1 Plan.    Each Fund has adopted a distribution plan under Rule 12b-1 (the “Plan”) for Class AAA Shares of each Fund. Under this Plan, each Fund may use its assets to finance activities relating to the sale of its Class AAA Shares and the provision of certain shareholder services. To the extent any activity is one that the Funds may finance without a distribution plan, the Funds may also make payments to compensate such activity outside of the Plan and not be subject to its limitations.

The Plan authorizes payments by each Fund at an annual rate of 0.25% of its average daily net assets attributable to Class AAA Shares to finance distribution of its Class AAA Shares or pay shareholder service fees.

Because Rule 12b-1 fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the payment of 12b-1 fees, long term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

Redemption Fee.    Generally, if you sell or exchange your shares within seven days or less after the purchase date, you will be charged a redemption fee of 2.00% of the total redemption amount which is payable to the Fund. See “Redemption of Shares” herein.

Third Party Arrangements.    In addition to, or in lieu of amounts received by broker-dealers or other financial intermediaries as reallowances of a portion of sales commissions, the Adviser and its affiliates may utilize a portion of their assets, which may include revenues received under the Plan, to pay all or a portion of the charges of various programs that make shares of the Funds available to their customers. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors

24

to purchase the Funds’ shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to broker-dealers and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) the following programs: shareholder servicing to Fund shareholders; transaction processing; “subaccounting services”; “marketing support”; access to sales meetings, sales representatives, and management representatives of the broker-dealer or other financial intermediaries; and inclusion of a Fund on a sales list, including a preferred or select sales list, and in other sales programs. These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of shareholder accounts, and finders’ fees that vary depending on the Funds or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Adviser may also provide non-cash compensation to broker-dealers, firms, or other financial intermediaries, in accordance with applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), such as the reimbursement of travel, lodging, and meal expenses incurred in connection with attendance at educational and due diligence meetings or seminars by qualified registered representatives of those firms and, in certain cases, their families; meeting fees; certain entertainment; reimbursement for advertising or other promotional expenses; or other permitted expenses as determined in accordance with applicable FINRA rules. In certain cases these other payments could be significant.

Subject to tax limitations and approval by the Board, each of the Funds may also make payments to third parties out of their own assets (other than Rule 12b-1 payments), for a portion of the charges for programs that generally represent savings experienced by the Funds resulting from shareholders investing in the Funds through programs rather than investing directly in the Funds.

The Adviser negotiates the level of payments described above to any particular broker-dealer or other financial intermediary with each firm. Currently, such payments (expressed as percentage of net assets) range from 0.10% to 0.40% per year of the average daily net assets of the applicable Fund(s) attributable to the particular firm depending on the nature and level of services and other factors.

In addition, in certain cases, broker-dealers or other financial intermediaries may have agreements pursuant to which shares of the Fund owned by their clients are held of record on the books of the Fund in omnibus accounts maintained by each intermediary, and the intermediaries provide those Fund shareholders with sub-administration and sub-transfer agency services. Pursuant to the Fund’s transfer agency agreement, the Fund pays the transfer agent a fee for each shareholder account. As a result, the use of one omnibus account for multiple beneficial shareholders can create a cost savings to the Fund. The Board may, from time to time, authorize the Fund to pay a portion of the fees charged by these intermediaries if (i) a cost savings to the Fund can be demonstrated and (ii) the omnibus account of the intermediary has net assets in the Fund in excess of $10 million. In these cases, the Board may authorize the Fund to pay a portion of the fees to the intermediary in an amount no greater than the lower of the transfer agency cost savings relating to the particular omnibus account or 0.10% of the average daily net assets of that omnibus account. These payments compensate these intermediaries for the provision of sub-administration and sub-transfer agency services associated with their clients whose shares are held of record in this manner.

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REDEMPTION OF SHARES

You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the SEC orders the Funds to suspend redemptions.

The Funds redeem their shares based on the NAV next determined after the time as of which the Funds receive your redemption request in proper form, subject in some cases to a redemption fee as described below in this section. See “Pricing of Fund Shares” for a description of the calculation of NAV.

The Funds are intended for long term investors and not for those who wish to trade frequently in Fund shares. The Funds believe that excessive short term trading of Fund shares creates risks for the Funds and their long term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and potential dilution in the value of Fund shares. In addition, because each Fund may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of the foreign securities takes place after the close of the primary foreign market but before the time that the Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, frequent traders who attempt this type of price arbitrage may dilute the value of the Fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect a change in the fair value of the foreign securities. In an effort to prevent price arbitrage, the Fund has procedures designed to adjust closing market prices of foreign securities before it calculates its NAV when it believes such an event has occurred that will have more than a minimal effect on the NAV. Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact since it is not always possible to be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage.

In order to discourage frequent short term trading in Fund shares, each Fund has adopted policies and procedures that impose a 2.00% redemption fee (short term trading fee) on shares that are redeemed or exchanged within seven days of a purchase. This fee is calculated based on the shares’ aggregate NAV on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Funds and does not benefit the Funds’ Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to each Fund’s exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by a Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to a Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short term trading polices in place or as to which the Adviser has

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received assurances that look-through redemption fee procedures or effective anti-short term trading policies and procedures are in place.

While each Fund has entered into information sharing agreements with financial intermediaries which contractually require such financial intermediaries to provide the Funds with information relating to their customers investing in each Fund through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short term trading effected through these financial intermediaries. In addition, because each Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Funds cannot guarantee that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with each Fund’s policies. Subject to the exclusions discussed above, each Fund seeks to apply these policies uniformly.

Certain financial intermediaries may have procedures which differ from those of the Funds to collect the redemption fees or that prevent or restrict frequent trading. Investors should refer to their intermediary’s policies on frequent trading restrictions.

Each Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay, or impose other conditions on exchanges or purchases. Each Fund has adopted a policy of seeking to minimize short term trading of its shares and monitors purchase and redemption activities to assist in minimizing short term trading.

You may redeem shares through the Distributor, directly from the Funds through the Transfer Agent, or through your financial intermediary:

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By Letter.    You may mail a letter requesting the redemption of shares to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the fund(s) and the share class, the dollar amount or number of shares you wish to redeem, and your account number. You must sign the letter in exactly the same way the account is registered and, if there is more than one owner of shares, all owners must sign. A medallion signature guarantee is required for each signature on your redemption letter. You can obtain a medallion signature guarantee from financial institutions such as commercial banks, broker-dealers, savings banks, and credit unions. A notary public cannot provide a medallion signature guarantee.

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By Telephone or the Internet.    Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United States) or by visiting our website at www.gabelli.com. You may not redeem Fund shares held through an IRA through the Internet. IRA holders should consult a tax adviser concerning the current tax rules applicable to IRAs. If State Street properly acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Funds will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior

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thirty days), forwarded to you by bank wire, or invested in another mutual fund advised by the Adviser (see “Exchange of Shares”). Among the procedures that State Street may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or Internet redemptions.

1.	Telephone or Internet Redemption By Check. The Funds will make checks payable to the name in which the account is registered and will normally mail the check to the address of record within seven days.

2.	Telephone or Internet Redemption By Bank Wire or ACH system. The Funds accept telephone or Internet requests for wire or ACH system redemptions in amounts of at least $1,000. The Funds will send a wire or ACH system credit to either a bank designated on your subscription order form or on a subsequent letter with a medallion signature guarantee. The proceeds are normally wired on the next Business Day.

•

Automatic Cash Withdrawal Plan.    You may automatically redeem shares on a monthly, quarterly, or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Please call 800-GABELLI (800-422-3554) for more information about this plan.

Involuntary Redemption.    Each Fund may redeem all shares in your account (other than an IRA) if the value falls below $1,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing before a Fund initiates such action and you will be allowed thirty days to increase the value of your account to at least $1,000.

Redemption Proceeds.    A redemption request received by a Fund will be effected based on the NAV per share next determined after the time as of which the Fund, or, if applicable, its authorized designee, receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as ten days following purchase. While a Fund will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined NAV after receipt of your redemption request.

Redemption in Kind.    In certain circumstances, a Fund may pay your redemption proceeds wholly or partially in portfolio securities. Where applicable, payments would be made in portfolio securities only in the rare instance that the Company’s Board believes that it would be in a Fund’s best interest not to pay redemption proceeds in cash. A redemption in kind would be a taxable event to you.

EXCHANGE OF SHARES

You can exchange shares of each Fund you hold for shares of the same class of other funds managed by the Adviser or its affiliates based on their relative NAVs. To obtain a list of the funds whose shares you may acquire through an exchange, call 800-GABELLI (800-422-3554). You may also exchange your shares for shares of the same class of a money market fund managed by the Adviser or its affiliates. Each Fund may impose limitations on, or terminate, the exchange privilege with respect to any investor at any time. You will be given notice at least sixty days prior to any material change in the exchange privilege. An exchange of shares is a taxable event to you.

28

In effecting an exchange:

•	you must meet the minimum investment requirements for the fund whose shares you wish to purchase through exchange;
•	if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange;
•	if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;
•	you will realize a taxable gain or loss (subject to certain loss limitation rules) because the exchange is treated as a sale for federal income tax purposes;
•	you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) or visit our website at www.gabelli.com to obtain the prospectus; and
•	you should be aware that a financial intermediary may charge a fee for handling an exchange for you.

You may exchange shares through the Distributor, directly from the Transfer Agent, or through a financial intermediary that has entered into the appropriate selling agreements with the Distributor.

•	Exchange by Telephone. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

•

Exchange by Mail.    You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund(s) whose shares you wish to exchange, and the name of the fund(s) whose shares you wish to acquire.

•

Exchange through the Internet.    You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Funds may impose limitations from time to time on Internet exchanges.

Your financial intermediary may charge you a processing fee for assisting you in purchasing or redeeming shares of the Funds. This charge is set by your financial intermediary and does not benefit the Funds, the Distributor, or the Adviser in any way. It would be in addition to other sales charges and other costs, if any, described in this Prospectus and must be disclosed to you by your financial intermediary.

PRICING OF FUND SHARES

The NAV of each Fund’s Class AAA Shares is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

Each Fund’s NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. The NAV of each class of each Fund is computed by dividing the value of the applicable

29

Fund’s net assets, i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus, attributable to the Class AAA Shares, by the total number of its Class AAA Shares outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of the NAV next made after the time as of which the purchase or redemption order is received in proper form. Because the Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem the Funds’ shares.

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business of the Fund on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the instrument’s fair value, in which case these instruments will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the instrument is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and other assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depositary Receipt securities at the close of the relevant U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

30

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay dividends monthly for the Equity Income Fund and annually for the Small Cap Growth Fund and the Focus Five Fund and capital gain distributions, if any, on an annual basis. You may have dividends and/or capital gain distributions that are declared by the Funds reinvested automatically at NAV in additional shares of the Funds. You will make an election to receive distributions in cash and/or Fund(s) shares at the time you first purchase your shares. You may change this election by notifying the Funds or your financial intermediary in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges by the Funds in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through reinvestment will receive a price based on the NAV on the reinvestment date, which is typically the date dividends or capital gains are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Funds will realize any capital gains or other income with which to pay dividends and distributions. Distributions are taxable to you whether received in cash or additional shares. A dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes. The Equity Income Fund has adopted a policy to distribute a fixed amount each month to each class of shares. The Board of Directors may change or eliminate this policy at any time. Dividends and distributions may be different for different classes of shares of the Funds.

TAX INFORMATION

The Funds expect that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short term capital gains (i.e., gains from securities held by the Funds for one year or less) are taxable to you as ordinary income, except that, if Fund distributions are properly designated and provided that certain holding period and other requirements are met, certain qualified dividends are eligible for a reduced rate. Properly designated distributions of net long term capital gains (each a “Capital Gain Dividend”) are taxable to you at long term capital gain rates no matter how long you have owned your shares. The current distribution policy of the Equity Income Fund is to pay a fixed amount on a monthly basis for each class of shares. To the extent such distributions are made from current or accumulated earnings and profits, they are considered ordinary income or long term capital gains. This policy may restrict the Equity Income Fund’s ability to pay out all of its net realized long term capital gains as a Capital Gain Dividend. Also, to the extent the Equity Income Fund has a pre-2012 capital loss carry forward, net capital gains in a subsequent year (but not current earnings and profits in that year) will be offset and any distributions of current earnings and profits will be treated as ordinary income at least to the extent of the utilized capital loss carry forward. The Funds’ distributions, whether you receive them in cash or reinvest them in additional shares of the Fund(s), generally will be subject to federal, state, and/or local taxes. A redemption of the Funds’ shares or an exchange of the Funds’ shares for shares of another fund will be treated for tax purposes as a sale of the Funds’ shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.

If you sell your Funds’ shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

31

By law, the Funds must withhold, as backup withholding, a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

This summary of tax consequences is intended for general information only and is subject to change by legislative, judicial, or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you and the Funds can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax advisor concerning the tax consequences of your investment in the Funds.

MAILINGS AND E-DELIVERY TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we shall resume separate mailings, in accordance with your instructions, within thirty days of your request. The Funds offer electronic delivery of Fund documents. Direct shareholders of the Funds can elect to receive the Funds’ annual, semiannual, and quarterly reports, as well as manager commentaries and prospectuses via e-delivery. For more information or to sign up for e-delivery, please visit the Funds’ website at www.gabelli.com. Shareholders who purchased shares of a Fund through a financial Intermediary should contact their financial intermediary to sign up for e-delivery of Fund documents, if available.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the financial performance of each Fund for the past five fiscal years. The total returns in the tables represent the percentage amount that an investor would have earned or lost on an investment in each Fund’s Class AAA Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each Fund’s financial statements and related notes, are included in each Fund’s annual report, which is available upon request.

32

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratio to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investments Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(b)(c)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income (Loss)(a)	Operating Expenses(d)	Portfolio Turnover Rate
Class AAA
2014	$45.82	$(0.14)	$2.65	$2.51	—	$(1.42)	$(1.42)	$0.00	$46.91	5.47%	$2,103,544	(0.28)%	1.38%	5%
2013	35.84	0.20	10.87	11.07	$(0.25)	(0.84)	(1.09)	0.00	45.82	31.82	2,171,213	0.50	1.39	5
2012	29.16	(0.03)	7.46	7.43	—	(0.75)	(0.75)	0.00	35.84	25.98	1,535,477	(0.09)	1.41	7
2011	29.97	(0.10)	(0.71)	(0.81)	—	—	—	0.00	29.16	(2.70)	1,539,100	(0.30)	1.42	14
2010	25.81	(0.06)	4.22	4.16	—	—	—	0.00	29.97	16.12	1,435,780	(0.23)	1.44	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect applicable sales charges.

(a)	Due to capital share activity throughout the period, net investment income (loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	Amount represents less than $0.005 per share.

(d)	The ratios do not include a reduction of advisory fee on unsupervised assets for the years ended September 30, 2014, 2013, 2012, 2011, and 2010. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.38%, 1.39%, 1.40%, 1.41%, and 1.42%.

33

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income	Operating Expenses	Portfolio Turnover Rate

Class AAA
2014	$26.68	$0.30	$3.05	$3.35	$(0.44)	$(0.38)	$(0.66)	$(1.48)	$0.00	$28.55	12.64%	$1,604,629	1.06%	1.37%	4%
2013	22.54	0.29	4.49	4.78	(0.64)	—	—	(0.64)	0.00	26.68	21.38	1,726,724	1.15	1.39	6
2012	18.52	0.25	4.13	4.38	(0.35)	—	(0.01)	(0.36)	0.00	22.54	23.78	1,603,696	1.17	1.40	6
2011	18.65	0.16	0.07	0.23	(0.16)	—	(0.20)	(0.36)	0.00	18.52	1.05	1,464,658	0.79	1.41	14
2010	17.14	0.23	1.64	1.87	(0.23)	—	(0.13)	(0.36)	0.00	18.65	11.03	1,330,970	1.29	1.44	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

34

The Gabelli Focus Five Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Loss(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees(b)(c)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Loss(a)	Expenses Net of Waivers/ Reimburse- ments(d)		Expenses Before Waivers/ Reimburse- ments		Portfolio Turnover Rate
Class AAA
2014	$13.72	$(0.09)	$1.75	$1.66	$(0.16)	$(0.16)	$0.00	$15.22	12.15%	$57,565	(0.58)%	1.38%		1.38%		94%
2013	11.11	(0.14)	3.13	2.99	(0.38)	(0.38)	0.00	13.72	27.74	50,275	(1.05)	1.54	(e)	1.54	(e)	69
2012	8.19	(0.11)	3.10	2.99	(0.07)	(0.07)	0.00	11.11	36.71	11,714	(1.09)	2.01		2.69	(f)	140
2011	8.92	(0.12)	(0.61)	(0.73)	—	—	0.00	8.19	(8.18)	5,207	(1.21)	2.01		2.80	(f)	40
2010	7.90	(0.11)	1.13	1.02	—	—	—	8.92	12.91	5,739	(1.33)	2.01		3.09	(f)	61

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect applicable sales charges.

(a)	Due to capital share activity, net investment loss per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	Amount represents less than $0.005 per share.

(d)	The Fund incurred interest expense during the years ended September 30, 2011 and 2010. If interest expense had not been incurred, each year the ratios of operating expenses to average net assets would have been 2.00%. For the year ended September 30, 2013, there was no interest expense, and for the years ended September 30, 2014 and 2012, the effect of interest expense was minimal.

(e)	Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $140,973 for the year ended September 30, 2013, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.48%.

(f)	During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

35

Gabelli Equity Series Funds, Inc.

The Gabelli Small Cap Growth Fund

The Gabelli Equity Income Fund

The Gabelli Focus Five Fund

Class AAA Shares

For More Information:

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports:

Each Fund’s semiannual and audited annual reports to shareholders contain additional information on the Funds’ investments. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

You can obtain free copies of these documents and prospectuses of other funds in the Gabelli/GAMCO family, or request other information and discuss your questions about the Funds by mail, toll free telephone, or the Internet as follows:

Gabelli Equity Series Funds, Inc. One Corporate Center Rye, NY 10580-1422 Telephone: 800-GABELLI (800-422-3554) www.gabelli.com

You can also review and/or copy the Funds’ Prospectuses, annual/semiannual reports, and SAI at the Public Reference Room of the SEC in Washington, DC. You can obtain text-only copies:

•	Free from the Funds’ website at www.gabelli.com.

•	For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520, or by calling 202-551-8090.

•	Free from the EDGAR Database on the SEC’s website at www.sec.gov.

(Investment Company Act File No. 811-06367)

Gabelli Equity Series Funds, Inc.

The Gabelli Small Cap Growth Fund The Gabelli Equity Income Fund The Gabelli Focus Five Fund (each a “Fund” and collectively, the “Funds”)

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

(800-422-3554)

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Questions?

Call 800-GABELLI or your investment representative.

Gabelli

Equity

Series

Funds,

Inc. (the “Company”)

Fund	Class	Ticker Symbol
The Gabelli Small Cap	A	GCASX
Growth Fund	C	GCCSX
	I	GACIX

The Gabelli Equity	A	GCAEX
Income Fund	C	GCCEX
	I	GCIEX

The Gabelli Focus	A	GWSAX
Five Fund	C	GWSCX
	I	GWSIX

PROSPECTUS

January 28, 2015

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

GABELLI SMALL CAP GROWTH FUND (the “Small Cap Growth Fund”)

Investment Objective

The Small Cap Growth Fund seeks to provide a high level of capital appreciation.

Fees and Expenses of the Small Cap Growth Fund:

The table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Small Cap Growth Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.

	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.13%	0.13%	0.13%

Total Annual Fund Operating Expenses	1.38%	2.13%	1.13%

Expense Example

This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$987	$1,287	$2,137
Class C Shares	$316	$667	$1,144	$2,462
Class I Shares	$115	$359	$622	$1,375

2

You would pay the following expenses if you did not redeem your shares of the Small Cap Growth Fund:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$987	$1,287	$2,137
Class C Shares	$216	$667	$1,144	$2,462
Class I Shares	$115	$359	$622	$1,375

Portfolio Turnover

The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Cap Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Small Cap Growth Fund makes its investment. The Small Cap Growth Fund invests primarily in the common stocks of companies which Gabelli Funds, LLC, the Small Cap Growth Fund’s adviser (the “Adviser”), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $3 billion or less at the time of investment.

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:

•	New products or technologies
•	New distribution methods
•	Rapid changes in industry conditions due to regulatory or other developments
•

Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

3

Principal Risks

You May Want to Invest in the Small Cap Growth Fund if:

•	you are a long term investor
•	you seek capital appreciation
•	you believe that the market will favor small capitalization stocks over the long term

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Small Cap Growth Fund is not guaranteed; you may lose money by investing in the Small Cap Growth Fund. When you sell Small Cap Growth Fund shares, they may be worth more or less than what you paid for them.

Investing in the Small Cap Growth Fund involves the following risks:

•

Equity Risk.    Equity risk is the risk that the prices of the securities held by the Small Cap Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

•

Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•

Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Small Cap Growth Fund holds, then the value of the Small Cap Growth Fund’s shares may decline.

•

Small Capitalization Company Risk.    Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.

•

Value Investing Risk.    The Small Cap Growth Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Small Cap Growth Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Small Cap Growth Fund’s relative performance may suffer.

4

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future. Updated information on the Small Cap Growth Fund’s results can be obtained by visiting www.gabelli.com.

SMALL CAP GROWTH FUND (Total Returns for Class A Shares for the Years Ended December 31)

Sales loads are not reflected in the above chart. If sales loads were reflected, the Small Cap Growth Fund’s returns would be less than those shown. During the calendar years shown in the bar chart, the highest return for a quarter was 20.52% (quarter ended June 30, 2009), and the lowest return for a quarter was (21.83)% (quarter ended December 31, 2008).

Average Annual Total Returns (for the years ended December 31, 2014)	Past One Year	Past Five Years	Past Ten Years
The Gabelli Small Cap Growth Fund Class A Shares (first issued on 12/31/03)
Return Before Taxes	(2.45)%	14.03%	8.85%
Return After Taxes on Distributions	(2.88)%	13.58%	8.22%
Return After Taxes on Distributions and Sale of Fund Shares	(1.04)%	11.30%	7.20%
Class C Shares (first issued on 12/31/03)
Return Before Taxes	1.72%	14.52%	8.69%
Class I Shares (first issued on 1/11/08)
Return Before Taxes	3.77%	15.68%	9.70%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	4.89%	15.55%	7.77%

5

The returns shown for Class I Shares prior to its actual inception date are those of the Class A Shares of the Small Cap Growth Fund. All Classes of the Small Cap Growth Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class A Shares, and after-tax returns for other Classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Management

The Adviser. Gabelli Funds, LLC serves as the Adviser to the Small Cap Growth Fund.

The Portfolio Manager. Mr. Mario J. Gabelli, CFA, Chief Investment Officer — Value Portfolios of the Adviser, has served as Portfolio Manager of the Small Cap Growth Fund since its inception on October 22, 1991.

Purchase and Sale of Fund Shares, Taxes, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Small Cap Growth Fund shares, taxes, and financial intermediary compensation, please see “Other Information.”

6

GABELLI EQUITY INCOME FUND (the “Equity Income Fund”)

Investment Objective

The Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income.

Fees and Expenses of the Equity Income Fund:

The table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Equity Income Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.

	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.12%	0.12%	0.12%

Total Annual Fund Operating Expenses	1.37%	2.12%	1.12%

Expense Example

This example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Equity Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$706	$984	$1,282	$2,127
Class C Shares	$315	$664	$1,139	$2,452
Class I Shares	$114	$356	$617	$1,363

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You would pay the following expenses if you did not redeem your shares of the Equity Income Fund:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$706	$984	$1,282	$2,127
Class C Shares	$215	$664	$1,139	$2,452
Class I Shares	$114	$356	$617	$1,363

Portfolio Turnover

The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Income Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Income Fund’s performance. During the most recent fiscal year, the Equity Income Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Equity Income Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Equity Income Fund’s adviser (the “Adviser”), looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential.

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:

•	have strong free cash flow and pay regular dividends
•	have potential for long term earnings per share growth
•	may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business
•	are well managed
•	will benefit from sustainable long term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services.

The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

8

Principal Risks

You May Want to Invest in the Equity Income Fund if:

•	you are a long term investor
•	you are seeking income as well as capital appreciation

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Equity Income Fund is not guaranteed; you may lose money by investing in the Equity Income Fund. When you sell Equity Income Fund shares, they may be worth more or less than what you paid for them.

Investing in the Equity Income Fund involves the following risks:

•

Equity Risk.    Equity risk is the risk that the prices of the securities held by the Equity Income Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

•

Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•

Interest Rate Risk and Credit Risk.    Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines; this risk is particularly pronounced given that certain interest rates are at or near historical lows. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

•

Low Credit Quality Risk.    Lower rated convertible securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price. Lower rated securities are commonly referred to as “junk” or “high yield” securities.

•

Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Equity Income Fund holds, then the value of the Equity Income Fund’s shares may decline.

•

Value Investing Risk.    The Equity Income Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Equity Income Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Equity Income Fund’s relative performance may suffer.

9

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Equity Income Fund’s performance from year to year and by showing how the Equity Income Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Equity Income Fund’s past performance (before and after taxes) does not predict how the Equity Income Fund will perform in the future. Updated information on the Equity Income Fund’s results can be obtained by visiting www.gabelli.com.

EQUITY INCOME FUND (Total Returns for Class A Shares for the Years Ended December 31)

Sales loads are not reflected in the above chart. If sales loads were reflected, the Equity Income Fund’s returns would be less than those shown. During the calendar years shown in the bar chart, the highest return for a quarter was 17.48% (quarter ended June 30, 2009), and the lowest return for a quarter was (20.56)% (quarter ended December 31, 2008).

Average Annual Total Returns (for the years ended December 31, 2014)	Past One Year	Past Five Years	Past Ten Years
The Gabelli Equity Income Fund Class A Shares (first issued on 12/31/03):
Return Before Taxes	0.89%	11.97%	7.39%
Return After Taxes on Distributions	0.13%	11.48%	6.94%
Return After Taxes on Distributions and Sale of Fund Shares	0.95%	9.50%	5.97%
Class C Shares (first issued on 12/31/03)
Return Before Taxes	5.30%	12.47%	7.23%
Class I Shares (first issued on 1/11/08)
Return Before Taxes	7.37%	13.59%	8.24%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.09%	15.45%	7.67%

10

The returns shown for Class I Shares prior to its actual inception date are those of the Class A Shares of the Equity Income Fund. All Classes of the Equity Income Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class A Shares, and after-tax returns for other Classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Income Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Management

The Adviser. Gabelli Funds, LLC serves as the Adviser to the Equity Income Fund.

The Portfolio Manager. Mr. Mario J. Gabelli, CFA, Chief Investment Officer — Value Portfolios of the Adviser, has served as Portfolio Manager of the Equity Income Fund since its inception on January 2, 1992.

Purchase and Sale of Fund Shares, Taxes, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Equity Income Fund shares, taxes, and financial intermediary compensation, please see “Other Information.”

11

GABELLI FOCUS FIVE FUND (the “Focus Five Fund”)

Investment Objective

The Focus Five Fund seeks to provide a high level of capital appreciation.

Fees and Expenses of the Focus Five Fund:

The table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Focus Five Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.

	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.13%	0.13%	0.13%

Total Annual Fund Operating Expenses	1.38%	2.13%	1.13%

Expense Example

This example is intended to help you compare the cost of investing in the Focus Five Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Focus Five Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Focus Five Fund’s operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$987	$1,287	$2,137
Class C Shares	$316	$667	$1,144	$2,462
Class I Shares	$115	$359	$622	$1,375

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You would pay the following expenses if you did not redeem your shares of the Focus Five Fund:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$987	$1,287	$2,137
Class C Shares	$216	$667	$1,144	$2,462
Class I Shares	$115	$359	$622	$1,375

Portfolio Turnover

The Focus Five Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Focus Five Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Focus Five Fund’s performance. During the most recent fiscal year, the Focus Five Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Focus Five Fund will invest in a concentrated portfolio of twenty-five to thirty-five equity securities. The Fund could potentially invest up to 50% of its net assets in five securities that represent the largest, and thus the highest conviction, positions. The balance of the Fund’s net assets will be held in short term high grade investments or cash and cash equivalents. To the extent the Fund invests in such short term investments or cash, it will impact the likelihood of achieving its investment objective. The Fund may invest in U.S. and non-U.S. securities, including emerging market securities. The Focus Five Fund’s Adviser will consider for purchase the securities of all companies, regardless of the size of capitalization (capitalization is the price per share multiplied by the number of shares outstanding), whose market capitalization trades at a discount to Private Market Value (PMV) at the time of investment. PMV is the price that the Focus Five Fund’s portfolio managers believe an informed buyer would pay to acquire a company’s entire business. Many of the holdings in the Focus Five Fund’s portfolio will be considered by the Focus Five Fund’s portfolio managers to have a potential near term catalyst, or event, that might surface underlying value. Positions will be sold when they trade near or above PMV or if a catalyst fails to materialize as anticipated.

In selecting investments for the Focus Five Fund, the Adviser focuses on issuers that:

•	have potential for long term earnings per share growth
•	may be subject to a catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business
•	are well managed
•	may be subject to rapid changes in industry conditions due to regulatory or other developments
•

may have changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

13

Principal Risks

You May Want to Invest in the Focus Five Fund if:

•	you are a long term investor
•	you seek capital appreciation

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Focus Five Fund is not guaranteed; you may lose money by investing in the Focus Five Fund. When you sell Focus Five Fund shares, they may be worth more or less than what you paid for them.

Investing in the Focus Five Fund involves the following risks:

•

Equity Risk.    Equity risk is the risk that the prices of the securities held by the Focus Five Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

•

Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•

Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Focus Five Fund holds, then the value of the Focus Five Fund’s shares may decline.

•

Non-Diversification Risk.    As a non-diversified mutual fund, more of the Focus Five Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

•

Value Investing Risk.    The Focus Five Fund may invest in value stocks and they involve the risk that they may not reach what the portfolio manager believes are their full market values. From time to time value investing falls out of favor with investors. During those periods, the Focus Five Fund’s relative performance may suffer.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Focus Five Fund (including the Focus Five Fund’s prior investment strategy that was in effect through March 9, 2012) by showing changes in the Focus Five Fund’s performance from year to year and by showing how the Focus Five Fund’s average annual returns for one year, five years, and ten years compared with those of a

14

broad based securities market index. As with all mutual funds, the Focus Five Fund’s past performance (before and after taxes) does not predict how the Focus Five Fund will perform in the future. Updated information on the Focus Five Fund’s results can be obtained by visiting www.gabelli.com.

FOCUS FIVE FUND (Total Returns for Class A Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 26.38% (quarter ended June 30, 2009), and the lowest return for a quarter was (27.78)% (quarter ended December 31, 2008).

Prior to March 2012 and the implementation of the Fund’s current strategy, it invested 80% of its assets under normal conditions in equity securities of companies considered small capitalization companies at the time of investment.

Average Annual Total Returns (for the years ended December 31, 2014)	Past One Year	Past Five Years	Past Ten Years
The Gabelli Focus Five Fund Class A Shares (first issued on 12/31/02):
Return Before Taxes	(2.20)%	13.91%	7.11%
Return After Taxes on Distributions	(5.02)%	12.94%	5.81%
Return After Taxes on Distributions and Sale of Fund Shares	(0.59)%	10.86%	5.57%
Class C Shares (first issued on 12/31/02)
Return Before Taxes	2.01%	14.41%	6.96%
Class I Shares (first issued on 1/11/08)
Return Before Taxes	4.00%	15.53%	7.92%
Indexes (reflects no deduction for fees, expenses or taxes)
Standard & Poor’s (“S&P”) S&P 500 Index	13.69%	15.45%	7.67%
Russell 2500 Index	7.07%	16.36%	8.72%
Russell 1000 Index	13.24%	15.64%	7.96%
MSCI ACWI Ex-US	(3.87)%	4.43%	5.13%
50% Russell 2500 Index and 25% Russell 1000 and 25% MSCI ACWI Ex-US	5.82%	13.19%	7.75%

15

The returns shown for Class I Shares prior to its actual inception date are those of the Class A Shares of the Focus Five Fund. All Classes of the Focus Five Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class A Shares, and after-tax returns for other Classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Focus Five Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

In addition to the S&P 500 Index, which is a widely recognized, unmanaged index of large cap U.S. equities, the Focus Five Fund’s returns are also compared with the Russell 2500 Index, the Russell 1000 Index, the MSCI ACWI Ex-US Index and a weighted blend of these three indices constituted as follows: 50% Russell 2500 Index, 25% Russell 1000 Index and 25% MSCI ACWI Ex-US Index. The Russell 2500 Index is a widely recognized, unmanaged index of small to mid-cap U.S. equities, the Russell 1000 Index is a widely recognized, unmanaged index of large-cap U.S. equities and the MSCI ACWI Ex-US Index is an unmanaged index of small, mid and large cap equities across developed and emerging markets, excluding the U.S. The Focus Five Fund is comparing its returns with these additional three indices, as well as a weighted blend of these additional three indices, because the Focus Five Fund believes that these three indices are better broad-based representations of the equity markets in which it invests, and because the weighted blend of these three indices represents a reasonable approximation of its current investment focus. The Focus Five Fund intends to remove the S&P 500 Index comparison in the future.

Management

The Adviser. Gabelli Funds, LLC serves as the Adviser to the Focus Five Fund.

The Portfolio Manager. Mr. Daniel M. Miller has served as portfolio manager of the Focus Five Fund since January 2012.

Purchase and Sale of Fund Shares, Taxes, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Focus Five Fund shares, taxes, and financial intermediary compensation, please see “Other Information.”

16

Other Information

Purchase and Sale of Fund Shares

The minimum initial investment must be at least $1,000 ($250 for “IRAs” or “Coverdell” Education Saving Plans). There is no minimum initial investment in an automatic monthly investment plan. There is no minimum for subsequent investments.

You can purchase or redeem shares of the Funds on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem Fund shares by written request via mail (The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308), by personal or overnight delivery (The Gabelli Funds, c/o BFDS, 30 Dan Road, Canton, MA 02021-2809), or by Internet, by bank wire, or by Automated Clearing House (“ACH”) system.

You may also redeem Fund shares by telephone at 800-GABELLI (800-422-3554), on the Internet at www.gabelli.com, or through an automatic cash withdrawal plan.

You can also place orders to purchase or sell Fund shares through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with G.distributors, LLC (“G.distributors” or the “Distributor”), an affiliate of the Adviser. The broker-dealer or other financial intermediary will transmit these transaction orders to the Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investments in the Fund.

Tax Information

The Funds expect that distributions will generally be taxable as ordinary income or long term capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

17

INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, AND RELATED RISKS

Generally:

Each Fund’s investment objective is fundamental and may not be changed without shareholder approval. Each Fund’s investment strategies are not fundamental and may be changed at any time by a vote of a majority of the Company’s Board of Directors (the “Board”) at any time without a vote of shareholders.

Investment Strategies:

The investment policy of both the Small Cap Growth Fund and the Equity Income Fund relating to the type of securities in which 80% of each such Fund’s net assets must be invested may be changed by the Board without shareholder approval. Shareholders will, however, receive at least sixty days’ prior notice of any change in this policy.

Small Cap Growth Fund

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:

•	New products or technologies
•	New distribution methods
•	Rapid changes in industry conditions due to regulatory or other developments
•

Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

Equity Income Fund

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:

•	have strong free cash flow and pay regular dividends
•	have potential for long term earnings per share growth
•	may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business
•	are well managed
•	will benefit from sustainable long term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services.

18

The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

Focus Five Fund

In selecting investments for the Focus Five Fund, the Adviser focuses on issuers that:

•	have potential for long term earnings per share growth
•	may be subject to a catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business
•	are well managed
•	may be subject to rapid changes in industry conditions due to regulatory or other developments
•

may have changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation

All Funds

When adverse market or economic conditions exist, the Funds may temporarily invest all or a portion of their assets in defensive investments. Such investments include, without limitation, fixed income securities and high-quality money market instruments. When following a defensive strategy, the Funds will be less likely to achieve their investment goals.

Risks:

Investing in the Funds involve the following risks:

•

Equity Risk.    Equity risk is the risk that the prices of the securities held by the Funds will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. These fluctuations may cause a security to be worth less than it was worth when it was purchased by the Funds. Because the value of securities, and thus shares of the Funds, could decline, you could lose money.

•	Foreign Securities Risk. A Fund that invests outside the United States carries additional risks that include:

•

Access Risk — The risk that some countries may restrict a Fund’s access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to a Fund.

•	Currency Risk — Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may

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erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

•	Emerging Markets Risk — The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

•	Information Risk — Key information about an issuer, security, or market may be inaccurate or unavailable.

•	Liquidity Risk — Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.

•

Political Risk — Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a Fund’s ability to bring its capital or income back to the United States. Other political risks include economic policy changes, social and political instability, military action, and war.

•

Interest Rate Risk and Credit Risk.    Equity Income Fund only — Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines; this risk is particularly pronounced given that certain interest rates are at or near historical lows. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

•

Low Credit Quality Risk.    Equity Income Fund only — From time to time, up to 5% of the Equity Income Fund’s portfolio holdings in preferred stock and convertible securities may be invested in below investment grade quality. Lower rated preferred stock and convertible securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities. There may be less of a market for lower rated preferred stock and convertible securities, which could make it harder to sell them at an acceptable price. Lower rated securities are commonly referred to as “junk” or “high yield” securities.

•

Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities a Fund holds, then the value of that Fund’s shares may decline. In addition, a portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.

•

Non-Diversification Risk.    Focus Five Fund only — The Focus Five Fund is classified as a “non-diversified” mutual fund, which means that a greater proportion of its assets may be invested in the securities of a single issuer than a “diversified” mutual fund. As a non-diversified mutual fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund. The ability to invest in a more limited number of securities may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had if it had been invested in a greater number of securities.

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•

Small Capitalization Company Risk.    Small Cap Growth Fund only — Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.

•

Value Investing Risk.    Each Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks each Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, each Fund’s relative performance may suffer.

Portfolio Holdings.    A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information (“SAI”) which may be obtained by calling 800-Gabelli (800-422-3554), your financial intermediary, or free of charge through the Funds’ website at www.gabelli.com.

MANAGEMENT OF THE FUNDS

The Adviser.    Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli/GAMCO family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to GGCP, Inc., a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of GAMCO Investors, Inc. (“GBL”), a publicly held company listed on the NYSE.

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended September 30, 2014, each of the Small Cap Growth, Equity Income, and Focus Five Funds are contractually obligated to pay the Adviser an advisory fee computed daily and payable monthly equal to 1.00% of the value of each Fund’s average daily net assets.

Each Fund’s semiannual report to shareholders for the period ended March 31, 2014 contained a discussion of the basis of the Board’s determination to continue the investment advisory arrangements described above.

The Portfolio Managers.    Mr. Mario J. Gabelli, CFA, is primarily responsible for the day-to-day management of the Small Cap Growth Fund and Equity Income Fund. Mr. Gabelli has been Chief Investment Officer — Value Portfolios of the Adviser and its predecessor since inception. Mr. Gabelli is Chairman and Chief Executive Officer of GAMCO Investors, Inc., Chief Investment Officer — Value Portfolios of GAMCO Asset Management Inc. (“GAMCO”), another wholly-owned subsidiary of GBL, Chief Executive Officer and Chief Investment Officer of GGCP, Inc. and is an officer or director of other

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companies affiliated with GBL. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability, or resignation.

Daniel M. Miller has been a portfolio manager of the Gabelli Focus Five Fund since inception of its current investment strategy on January 1, 2012 (which became fully implemented on March 10, 2012). He is also a Managing Director of GAMCO and Chairman of Gabelli & Company, the firm’s institutional research business. Mr. Miller served as Head of Institutional Equities at Gabelli & Company from 2004 - 2011, where he oversaw a significant expansion of the brokerage business. His responsibilities included managing the firm’s daily research meetings, the institutional sales and trading teams, and seven industry conferences. Mr. Miller graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, FL.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by them, and their ownership of securities in the Funds they manage.

INDEX DESCRIPTIONS

The Russell 2000 Index is an unmanaged index of the 2000 smallest common stocks in the Russell 3000 Index, which contains the 3000 largest stocks in the U.S. based on total market capitalization, consisting of a broad base of small cap common stocks. The index figures do not reflect any deduction for fees, expenses, or taxes. You cannot invest directly in the Russell 2000 Index.

The S&P 500 Index is a widely recognized, unmanaged index of common stocks. The index figures do not reflect any deductions for fees, expenses, or taxes. You cannot invest directly in the S&P 500 Index.

The Russell 1000 Index is an unmanaged index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market capitalization and current index membership. The index figures do not reflect any deductions for fees, expenses, or taxes. You cannot invest directly in the Russell 1000 Index.

The Russell 2500 Index is an unmanaged index that measures the performance of the small to mid cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 2500 of the smallest securities based on a combination of their market capitalization and current index membership. The index figures do not reflect any deductions for fees, expenses, or taxes. You cannot invest directly in the Russell 2500 Index.

The MSCI ACWI ex U.S. Index captures large and mid cap representation across 22 of 23 developed markets countries (excluding the U.S.) and 23 emerging markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The index figures do not reflect any deductions for fees, expenses, or taxes. You cannot invest directly in the Index.

CLASSES OF SHARES

Each of the Funds offers three classes of its shares in this Prospectus — Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares of each Fund are described in a separate Prospectus. Class I Shares are available to foundations, endowments, institutions, and employee benefit plans. The Funds are not designed for market timers; see the section entitled “Redemption of Shares”. Each class of shares has different costs associated with buying, selling, and holding fund shares. Your broker or other financial professional can assist you in selecting which class of shares best meets your needs based on such factors as the size of your investments and the length of time you intend to hold your shares.

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The minimum investment for Class I Shares is $500,000 if the investor purchases the Shares directly through the Distributor or through financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I Shares. The minimum is waived for plans with assets of at least $50 million. The Distributor or its affiliates may accept, in their sole discretion, investments in Class I Shares from purchasers not listed above or that do not meet these qualification requirements (for plans with assets of less than $50 million that the Distributor or its affiliates in their judgment expect to grow to at least $50 million; for investors whose investments in the Gabelli/GAMCO complex, either alone or aggregated with the investments of their affiliates, exceeds the minimum investment; and for an individual investor whose investments in the Funds, when combined with investments in the Funds by any family members, exceeds the minimum investment). The table that follows summarizes the differences among the classes of shares.

•	A “front-end sales load” or sales charge, is a one-time fee that may be charged at the time of purchase of shares.
•

A contingent deferred sales charge (“CDSC”) is a one-time fee charged at the time of redemption for shares redeemed up to and including the last day of the twelfth month after purchase for Class C Shares.

•	A “Rule 12b-1 fee” is a recurring annual fee for distributing shares and servicing shareholder accounts based on each Fund’s average daily net assets attributable to the particular class of shares.

In selecting a class of shares in which to invest, you should consider:

•	the length of time you plan to hold the shares;
•

the amount of sales charge and Rule 12b-1 fees, recognizing that your share of Rule 12b-1 fees as a percentage of your investment increases if a Fund’s assets increase in value and decreases if a Fund’s assets decrease in value;

•	whether you qualify for a reduction or waiver of the Class A sales charge;
•	whether you qualify to purchase Class I Shares (direct institutional purchases of $500,000 or more); and

	Class A Shares	Class C Shares	Class I Shares
Front-End Sales Load?	Yes. The percentage declines as the amount invested increases.	No.	No.
Contingent Deferred Sales Charge?	No, except for shares redeemed up to and including the last day of the eighteenth month after purchase as part of an investment greater than $1 million if no front-end sales charge was paid at the time of purchase.	Yes, for shares redeemed up to and including the last day of the twelfth month after purchase.	No.
Rule 12b-1 Fee	0.25%	1.00%	None.
Convertible to Another Class?	Yes. May be converted to Class I Shares provided certain conditions are met.	Yes. May be converted to Class I Shares provided certain conditions are met.	No.
Fund Expense Levels	Lower annual expenses than Class C Shares. Higher annual expenses than Class I Shares.	Higher annual expenses than Class A Shares and Class I Shares.	Lower annual expenses than Class A or Class C Shares.

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The following sections include important information about sales charges and sales charge reductions and waivers available to investors in Class A Shares and describe information or records you may need to provide to the Funds or your broker in order to be eligible for sales charge reductions and waivers. Information about sales charges and sales charge reductions and waivers to the various classes of each Fund’s shares are also available free of charge and in a clear and prominent format on our website at www.gabelli.com. You should consider the information below as a guide only, as the decision on which share class is best for you depends on your individual needs and circumstances.

If you...	then you should consider...
• qualify for a reduced or waived front-end sales load	purchasing Class A Shares instead of Class C Shares
• do not qualify for a reduced or waived front-end sales load and intend to hold your shares for only a few years	purchasing Class C Shares instead of Class A Shares
• do not qualify for a reduced or waived front-end sales load and intend to hold your shares indefinitely	purchasing Class A Shares instead of Class C Shares
• are an eligible institution and wish to purchase at least $500,000 worth of shares	purchasing Class I Shares

Sales Charge — Class A Shares.    The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:

Amount of Investment	Sales Charge as % of the Offering Price*	Sales Charge as % of Amount Invested	Reallowance to Broker-Dealers
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $100,000	4.75%	4.99%	4.00%
$100,000 but under $250,000	3.75%	3.90%	3.00%
$250,000 but under $500,000	2.75%	2.83%	2.25%
$500,000 but under $1 million	2.00%	2.04%	1.75%
$1 million but under $2 million	0.00%**	0.00%	1.00%
$2 million but under $5 million	0.00%**	0.00%	0.50%
$5 million or more	0.00%**	0.00%	0.25%

*	Front-end sales load.
**	Subject to a 1.00% CDSC up to and including the last day of the eighteenth month after purchase.

No sales charge is imposed on reinvestment of distributions if you select that option in advance of the distribution.

Breakpoints or Volume Discounts

The Funds offer you the benefit of discounts on the sales charges that apply to purchases of Class A Shares in certain circumstances. These discounts, which are also known as breakpoints, can reduce or, in some instances, eliminate the initial sales charges that would otherwise apply to your Class A Shares investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints or Volume Discounts allow larger investments in Class A Shares to be charged lower sales charges. If you invest $50,000 or more in Class A Shares of the Funds, then you are eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1% CDSC may apply if shares are redeemed up to and including the last day of the eighteenth month after purchase.

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Sales Charge Reductions and Waivers — Class A Shares:

Reduced sales charges are available to (1) investors who are eligible to combine their purchases of Class A Shares to receive Volume Discounts and (2) investors who sign a Letter of Intent (“Letter”) agreeing to make purchases over time. Certain types of investors are eligible for sales charge waivers.

You may qualify for a reduced sales charge, or a waiver of sales charges, on purchases of Class A Shares. The requirements are described in the following paragraphs. To receive a reduction that you qualify for, you may have to provide additional information to your broker or other service agent. For more information about sales charge discounts and waivers, consult with your broker or other service provider.

Volume Discounts/Rights of Accumulation.    In order to determine whether you qualify for a Volume Discount under the foregoing sales charge schedule listed above, you may combine your new investment and your existing investments in Class A Shares with those of your immediate family (spouse and children under age 21), your and their IRAs, and other employee benefit plans and trusts and other fiduciary accounts for your and their benefit. You may also include Class A Shares of any other open-end investment company managed by the Adviser or its affiliates that are held in any of the foregoing accounts. The Funds use the current net asset value per share (“NAV”) of these holdings when combining them with your new and existing investments for purposes of determining whether you qualify for a Volume Discount.

Letter of Intent.    If you initially invest at least $1,000 in Class A Shares of a Fund and submit a Letter to your financial intermediary or the Distributor, you may make purchases of Class A Shares of that Fund during a thirteen month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to ninety days before the date of the Letter. If you fail to invest the total amount stated in the Letter, the Funds will retroactively collect the sales charge otherwise applicable by redeeming shares in your account at their then current NAV. For more information on the Letter, call your broker.

Required Shareholder Information and Records.    In order for you to take advantage of sales charge reductions, you or your broker must notify the Funds that you qualify for a reduction. Without notification, the Funds are unable to ensure that the reduction is applied to your account. You may have to provide information or records to your broker or the Funds to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Funds or shares of any other open-end investment company managed by the Adviser or its affiliates held in:

•	all of your accounts at the Funds or a financial intermediary;
•	any account of yours at another financial intermediary; and
•	accounts of related parties of yours, such as members of the same family, at any financial intermediary.

You should therefore keep copies of these types of records.

Investors Eligible for Sales Charge Waivers.    Class A Shares of the Funds may be offered without a sales charge to: (1) employees of the Distributor and its affiliates, The Bank of New York Mellon, Boston Financial Data Services, Inc., State Street Bank and Trust Company, the Funds’ Transfer Agent (“the

25

Transfer Agent” or “State Street”), BNY Mellon Investment Servicing (US) Inc. and Soliciting Broker-Dealers, employee benefit plans for those employees and their spouses and minor children of such employees when orders on their behalf are placed by such employees (the minimum initial investment for such purchases is $500); (2) the Adviser, its affiliates and their officers, directors, trustees, general partners, and employees of other investment companies managed by the Adviser, employee benefit plans for such persons and their immediate family when orders on their behalf are placed by such persons (with no required minimum initial investment)—the term “immediate family” for this purpose refers to a person’s spouse, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse’s siblings, a sibling’s spouse, and a sibling’s children; (3) any other investment company in connection with the combination of such company with the Funds by merger, acquisition of assets, or otherwise; (4) shareholders who have redeemed shares in the Funds and who wish to reinvest in the Funds, provided the reinvestment is made within 45 days of the redemption; (5) qualified employee benefit plans established pursuant to Section 457 of the Internal Revenue Code of 1986, as amended, that have established omnibus accounts with the Funds or an intermediary; (6) qualified employee benefit plans having more than one hundred eligible employees or a minimum of $1 million in plan assets invested in the Funds; (7) any unit investment trusts registered under the Investment Company Act of 1940, as amended, which have shares of the Funds as a principal investment; (8) investment advisory clients of GAMCO and their immediate families; (9) employee participants of organizations adopting the 401(k) Plan sponsored by the Adviser; (10) financial institutions purchasing Class A Shares of the Funds for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Funds’ Distributor; and (11) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting, or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or financial intermediary.

Investors who qualify under any of the categories described above should contact their financial intermediary. Some of these investors may also qualify to invest in Class I Shares.

Contingent Deferred Sales Charges

You will pay a CDSC when you redeem:

•

Class A Shares up to and including the last day of the eighteenth month from when they were bought as part of an investment greater than $1 million if no front end sales charge was paid at the time of purchase; or

•	Class C Shares up to and including the last day of the twelfth month from when they were purchased.

The CDSC payable upon redemption of Class A Shares and Class C Shares in the circumstances described above is 1.00%. In each case, the CDSC is based on the NAV at the time of your investment or the NAV at the time of redemption, whichever is lower.

The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of the Funds at the time of sale to brokers and financial intermediaries that initiate and are responsible for purchases of such Class C Shares of the Funds.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that

26

you are first redeeming shares representing reinvestment of distributions, then any appreciation on shares redeemed, and then any remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in the Gabelli money market fund, however, will not count for purposes of calculating the applicable CDSC.

We will waive the CDSC payable upon redemptions of shares for:

•	redemptions and distributions from retirement plans made after the death or disability of a shareholder;
•	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;
•	involuntary redemptions made by the Fund;
•	a distribution from a tax-deferred retirement plan after your retirement; and
•	returns of excess contributions to retirement plans following the shareholder’s death or disability.

Rule 12b-1 Plan.    The Funds have adopted distribution plans under Rule 12b-1 (the “Plans”) for Class A and Class C Shares. Under the Plans, the Funds may use their assets to finance activities relating to the sale of their Class A and Class C Shares and the provision of certain shareholder services. To the extent that any activity is one that the Fund may finance without a distribution plan, the Fund may also make payments to compensate such activities outside a Plan and not be subject to its limitations.

The Class A Plans authorize payments by each Fund on an annual basis of 0.25% of such Fund’s average daily net assets attributable to Class A Shares to finance distribution of its Class A Shares. The Class C Plans authorize payments by each Fund on an annual basis of 0.75% of such Fund’s average daily net assets attributable to Class C Shares to finance distribution of its Class C Shares and 0.25% to pay shareholder service fees.

Because the Rule 12b-1 fees are higher for Class C Shares than for Class A Shares, Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the payment of Rule 12b-1 fees, long term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

Redemption Fee.    Generally, if you sell or exchange your shares within seven days or less after the purchase date, you will be charged a redemption fee of 2.00% of the total redemption amount which is payable to the Fund. See “Redemption of Shares” herein.

PURCHASE OF SHARES

You can purchase Fund shares on any Business Day. You may purchase shares directly through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor. In addition, certain investors who qualify may purchase Class I Shares of a Fund directly from the Distributor.

The broker-dealer or other financial intermediary will transmit a purchase order and payment to State Street on your behalf. Broker-dealers or other financial intermediaries may send you confirmations of your transactions and periodic account statements showing your investments in the Funds.

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•

By Mail or In Person.    Your broker-dealer or other financial intermediary can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a shareholder are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the fund(s), and class of shares you wish to purchase.

By Mail	By Personal or Overnight Delivery
The Gabelli Funds P.O. Box 8308 Boston, MA 02266-8308	The Gabelli Funds c/o BFDS 30 Dan Road Canton, MA 02021-2809

•	By Internet. You may open an account over the Internet at www.gabelli.com.

•

By Bank Wire or by ACH system.    To open an account using the bank wire transfer system or ACH system, first telephone the Fund(s) at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct your bank to wire funds to:

State Street Bank and Trust Company

225 Franklin Street, Boston, MA 02110

ABA #011-0000-28 REF DDA #99046187

Re: The Gabelli                      Fund

Account #

Account of [Registered Owners]

If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under “By Mail.” Note that banks may charge fees for wiring funds, although the Funds’ Transfer Agent will not charge you for receiving wire transfers.

Share Price.    The Funds sell their shares based on the NAV per share next determined after the time as of which the Funds receive your completed subscription order form, and your full payment, subject to a front-end sales charge in the case of Class A Shares. See “Pricing of Fund Shares” herein for a description of the calculation of the NAV, as described under “Classes of Shares — Sales Charge — Class A Shares.”

Minimum Investments.    Your minimum initial investment must be at least $1,000 for Class A and Class C Shares. See “Retirement Plans/Education Savings Plans” and “Automatic Investment Plan” under “Additional Purchase Information for Class A and Class C Shares” regarding minimum investment amounts applicable to such plans.

Your minimum initial investment for Class I Shares must be at least $500,000. The minimum initial investment for Class I Shares is waived for employee benefit plans with assets of at least $50 million.

There is no minimum for subsequent investments. Broker-dealers and financial intermediaries may have different minimum investment requirements.

General.    State Street will not issue share certificates unless you request them. Each Fund reserves the right to (i) reject any purchase order if, in the opinion of the Funds’ management, it is in the Fund’s best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Fund’s minimum purchase requirements. The Funds also offer another Class of shares under different selling

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and shareholder servicing arrangements pursuant to a separate Prospectus. Except for differences attributable to these arrangements, the shares of all Classes are substantially the same.

Customer Identification Program.    Federal law requires the Company, on behalf of the Funds, to obtain, verify, and record identifying information, which may include the name, residential or business address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Company verifies the account holder’s identity.

Third Party Arrangements.    In addition to, or in lieu of, amounts received by broker-dealers, or other financial intermediaries as reallowances of a portion of sales commissions, the Adviser and its affiliates may utilize a portion of their assets, which may include revenues received under the Plan, to pay all or a portion of the charges of various programs that make shares of the Funds available to their customers. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Funds’ shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to broker-dealers and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) the following programs: shareholder servicing to Fund shareholders; transaction processing; “subaccounting services”; “marketing support”; access to sales meetings, sales representatives, and management representatives of the broker-dealer or other financial intermediaries; and inclusion of a Fund on a sales list, including a preferred or select sales list, and in other sales programs. These payments take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of shareholder accounts, and finders’ fees that vary depending on the Fund or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Adviser may also provide non-cash compensation to broker-dealers, firms, or other financial intermediaries, in accordance with applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), such as the reimbursement of travel, lodging, and meal expenses incurred in connection with attendance at educational and due diligence meetings or seminars by qualified registered representatives of those firms and, in certain cases, their families; meeting fees; certain entertainment; reimbursement for advertising or other promotional expenses; or other permitted expenses as determined in accordance with applicable FINRA rules. In certain cases these other payments could be significant.

Subject to tax limitations and approval by the Board, each of the Funds may also make payments to third parties out of their own assets (other than Rule 12b-1 payments) for a portion of the charges for programs that generally represent savings experienced by the Funds resulting from shareholders investing in the Funds through programs rather than investing directly in the Funds.

The Adviser negotiates the level of payments described above to any particular broker-dealer or other financial intermediary with each firm. Currently, such payments (expressed as a percentage of net assets) range from 0.10% to 0.40% per year of the average daily net assets of the applicable Fund(s) attributable to the particular firm depending on the nature and level of services and other factors.

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In addition, in certain cases, broker-dealers or other financial intermediaries may have agreements pursuant to which shares of the Funds owned by their clients are held of record on the books of the Funds in omnibus accounts maintained by each intermediary, and the intermediaries provide those Fund shareholders with sub-administration and sub-transfer agency services. Pursuant to the Funds’ transfer agency agreement, the Funds pay the transfer agent a fee for each shareholder account. As a result, the use of one omnibus account for multiple beneficial shareholders can create a cost savings to the Funds. The Board may, from time to time, authorize the Funds to pay a portion of the fees charged by these intermediaries if (i) a cost savings to a Fund can be demonstrated and (ii) the omnibus account of the intermediary has net assets in a Fund in excess of $10 million. In these cases, the Board may authorize a Fund to pay a portion of the fees to the intermediary in an amount no greater than the lower of the transfer agency cost savings relating to the particular omnibus account or 0.10% of the average daily net assets of that omnibus account. These payments compensate these intermediaries for the provision of sub-administration and sub-transfer agency services associated with their clients whose shares are held of record in this manner.

Additional Purchase Information for Class A Shares, Class C Shares, and Class I Shares

Retirement Plans/Education Savings Plans.    The Funds make available IRAs, and “Coverdell” Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Funds through tax deductible contributions to existing retirement plans for self-employed persons, known as “Keogh” or “H.R.-10” plans. The Funds do not currently act as sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as “401(k) Plans.” The minimum initial investment in all such retirement or education savings plans is $250. There is no minimum subsequent investment for retirement or education savings plans.

Automatic Investment Plan.    The Funds offer an automatic monthly investment plan. There is no minimum initial investment for accounts establishing an automatic investment plan. Call your financial intermediary or the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

Telephone or Internet Investment Plan.    You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the ACH system. You must have a completed and approved Account Options Form on file with the Transfer Agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100 minimum between two funds. To initiate an ACH purchase, call your financial intermediary or 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

Voluntary Conversion.    Shareholders may be able to convert shares to Class I Shares of a Fund, which have a lower expense ratio, provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. In such instances, Class A, or Class C Shares may be automatically converted under certain circumstances. Generally, Class C Shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information. Not all share classes are available through all financial intermediaries.

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If shares of a Fund are converted to a different share class of a Fund, the transaction will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, a shareholder may receive fewer shares or more shares than originally owned, depending on that day’s NAVs. Please contact your tax adviser regarding the tax consequences of any conversion.

REDEMPTION OF SHARES

You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the SEC orders the Funds to suspend redemptions.

The Funds redeem their shares based on the NAV next determined after the time as of which the Funds receive your redemption request in proper form, subject in some cases to a CDSC, as described under “Classes of Shares — Contingent Deferred Sales Charges” or a redemption fee as described below in this section. See “Pricing of Fund Shares” for a description of the calculation of NAV.

You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or financial intermediary will transmit a redemption order to State Street on your behalf. The redemption request will be effected at the NAV per share next determined (less any applicable CDSC) after a Fund receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer.

The Funds are intended for long term investors and not for those who wish to trade frequently in Fund shares. The Funds believe that excessive short term trading of Fund shares creates risks for the Funds and their long term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and potential dilution in the value of Fund shares.

In addition, because each Fund may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of the foreign securities takes place after the close of the primary foreign market but before the time that the Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, frequent traders who attempt this type of price arbitrage may dilute the value of the Fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect a change in the fair value of the foreign securities. In an effort to prevent price arbitrage, the Fund has procedures designed to adjust closing market prices of foreign securities before it calculates its NAV when it believes such an event has occurred that will have more than a minimal effect on the NAV. Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact since it is not always possible to be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage.

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In order to discourage frequent short term trading in Fund shares, each Fund has adopted policies and procedures that impose a 2.00% redemption fee (short term trading fee) on shares that are redeemed or exchanged within seven days of a purchase. This fee is calculated based on the shares’ aggregate NAV on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Funds, and does not benefit the Funds’ Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to each Fund’s exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short term trading polices in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short term trading policies and procedures are in place.

While each Fund has entered into information sharing agreements with financial intermediaries which contractually require such financial intermediaries to provide the Funds with information relating to their customers investing in each Fund through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short term trading effected through these financial intermediaries. In addition, because each Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Funds cannot guarantee that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with each Fund’s policies. Subject to the exclusions discussed above, each Fund seeks to apply these policies uniformly.

Certain financial intermediaries may have procedures which differ from those of the Funds to collect the redemption fees or that prevent or restrict frequent trading. Investors should refer to their intermediary’s policies on frequent trading restrictions.

Each Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Funds’ view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Funds and to limit, delay, or impose other conditions on exchanges or purchases. Each Fund has adopted a policy of seeking to minimize short term trading of its shares and monitors purchase and redemption activities to assist in minimizing short term trading.

In the event that you wish to redeem shares in a registered account established by a broker–dealer or other financial intermediary, and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting the redemption of shares to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you wish to redeem, and your account number. You must sign the letter in exactly the same way the account is registered and, if there is more than one owner of shares, all owners must sign. A medallion signature guarantee is required for each signature on your redemption letter. You can obtain a medallion signature guarantee from financial

32

institutions such as commercial banks, brokers–dealers, savings banks, and credit unions. A notary public cannot provide a medallion signature guarantee.

By Telephone or the Internet.    Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United States) or by visiting our website at www.gabelli.com. You may not redeem Fund shares held through an IRA through the Internet. IRA holders should consult a tax adviser concerning the current tax rules applicable to IRAs. If State Street properly acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Funds will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior thirty days), forwarded to you by bank wire, or invested in another mutual fund advised by the Adviser (see “Exchange of Shares”). Among the procedures that State Street may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or Internet redemptions.

1.	Telephone or Internet Redemption By Check. The Funds will make checks payable to the name in which the account is registered and will normally mail the check to the address of record within seven days.

2.	Telephone or Internet Redemption By Bank Wire or ACH system. The Funds accept telephone or Internet requests for wire or ACH system redemptions in amounts of at least $1,000. The Funds will send a wire or ACH system credit to either a bank designated on your subscription order form or on a subsequent letter with a medallion signature guarantee. The proceeds are normally wired on the next Business Day.

Automatic Cash Withdrawal Plan.    You may automatically redeem shares on a monthly, quarterly, or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Please call 800-GABELLI (800-422-3554) for more information about this plan.

Involuntary Redemption.    Each Fund may redeem all shares in your account (other than an IRA) if the value falls below $1,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing before a Fund initiates such action and you will be allowed thirty days to increase the value of your account to at least $1,000.

Reinstatement Privilege.    A shareholder in a Fund who has redeemed Class A Shares may reinvest, without a sales charge, up to the full amount of such redemption based on the NAV determined at the time of the reinvestment within forty-five days of the original redemption. A redemption is a taxable transaction and a gain or loss may be recognized for federal income tax purposes even if the reinstatement privilege is exercised. However, any loss realized upon the redemption will not be recognized as to the number of shares acquired by reinstatement, except through an adjustment in the tax basis of the shares so acquired.

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Redemption Proceeds.    A redemption request received by the Fund will be effected based on the NAV per share next determined after the time as of which the Fund or, if applicable, its authorized designee, receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as ten days following purchase. While a Fund will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined NAV after receipt of your redemption request.

Redemption In Kind.    In certain circumstances, a Fund may pay your redemption proceeds wholly or partially in portfolio securities. Where applicable, payments would be made in portfolio securities only in the rare instance that the Company’s Board believes that it would be in a Fund’s best interest not to pay the redemption proceeds in cash. A redemption in kind would be a taxable event to you.

EXCHANGE OF SHARES

You can exchange shares of each Fund for shares of the same class of other funds managed by the Adviser based on their relative NAVs. You may call your broker to obtain a list of the funds whose shares you may acquire through an exchange. Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of the same class of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or the Fund(s) (after re-exchange into the Fund(s)), such shares will be subject to the CDSC calculated by excluding the time such shares were held in a Gabelli money market fund. Each Fund may impose limitations on, or terminate, the exchange privilege with respect to any investor at any time. You will be given notice at least sixty days prior to any material change in the exchange privilege. An exchange of shares is a taxable event to you.

In effecting an exchange:

•	you must meet the minimum investment requirements for the fund whose shares you wish to purchase through exchange;
•	if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange;
•	if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;
•	you will realize a taxable gain or loss (subject to certain loss limitation rules) because the exchange is treated as a sale for federal income tax purposes;
•	you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) or visit our website at www.gabelli.com to obtain the prospectus; and
•	you should be aware that a financial intermediary may charge a fee for handling an exchange for you.

You may exchange shares through the Distributor, directly from the Transfer Agent, or through a financial intermediary that has entered into the appropriate selling agreement with the Distributor.

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•	Exchange by Telephone. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

•

Exchange by Mail.    You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund(s) whose shares you wish to exchange, and the name of the fund(s) whose shares you wish to acquire.

•

Exchange through the Internet.    You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Funds may impose limitations from time to time on Internet exchanges.

Your financial intermediary may charge you a processing fee for assisting you in purchasing or redeeming shares of the Funds. This charge is set by your financial intermediary and does not benefit the Funds, the Distributor, or the Adviser in any way. It would be in addition to other sales charges and other costs, if any, described in this Prospectus and must be disclosed to you by your financial intermediary.

PRICING OF FUND SHARES

The NAV is calculated separately for each class of shares of each Fund on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

Each Fund’s NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. The NAV of each class of each Fund is computed by dividing the value of the applicable Fund’s net assets, i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus attributable to the applicable class of shares, by the total number of shares of such class outstanding at the time the determination is made. The price of each Fund’s shares for the purpose of purchase and redemption orders will be based upon the calculation of the NAV next made after the time as of which the purchase or redemption order is received in proper form. Because the Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem the Funds’ shares.

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one

35

national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business of the Fund on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the instrument’s fair value, in which case these instruments will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the instrument is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and other assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depositary Receipt securities at the close of the relevant U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay dividends monthly for the Equity Income Fund and annually for the Small Cap Growth Fund and the Focus Five Fund and capital gain distributions, if any, on an annual basis. You may have dividends and/or capital gain distributions that are declared by the Funds automatically reinvested at NAV in additional shares of the Funds. You will make an election to receive distributions in cash and/or Fund(s) shares at the time you first purchase your shares. You may change this election by notifying the Funds or your financial intermediary in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through reinvestment will receive a price without a sales charge based on the NAV on the reinvestment date, which is typically the date dividends or capital gains are paid to shareholders. There can be no assurance that the Funds will pay any dividends or realize any capital gains or other income with which to pay dividends and distributions. Distributions are taxable to you whether received in cash or additional shares. A dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes. Dividends and distributions may be different for different classes of shares of the Funds. The Equity Income Fund has adopted a policy to distribute a fixed amount each month to each class of shares. The Board of Directors may change or eliminate this policy at any time.

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TAX INFORMATION

The Funds expect that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short term capital gains (i.e., gains from securities held by the Funds for one year or less) are taxable to you as ordinary income, except that, if Fund distributions are properly designated and provided that certain holding period and other requirements are met, certain qualified dividends are eligible for a reduced rate. Properly designated distributions of net long term capital gains (each a “Capital Gain Dividend”) are taxable to you at long term capital gain rates no matter how long you have owned your shares. The current distribution policy of the Equity Income Fund is to pay a fixed amount on a monthly basis for each class of shares. To the extent such distributions are made from current or accumulated earnings and profits, they are considered ordinary income or long term capital gains. This policy may restrict the Equity Income Fund’s ability to pay out all of its net realized long term capital gains as a Capital Gain Dividend. Also, to the extent the Equity Income Fund has a pre-2012 capital loss carry forward, net capital gains in a subsequent year (but not current earnings and profits in that year) will be offset and any distributions of current earnings and profits will be treated as ordinary income at least to the extent of the utilized capital loss carry forward. The Funds’ distributions, whether you receive them in cash or reinvest them in additional shares of the Fund(s), generally will be subject to federal, state, and/or local taxes. A redemption of the Funds’ shares or an exchange of the Funds’ shares for shares of another fund will be treated for tax purposes as a sale of the Funds’ shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.

If you sell your Funds’ shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

By law, the Funds must withhold, as backup withholding, a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

This summary of tax consequences is intended for general information only and is subject to change by legislative, judicial or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you and the Funds can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax advisor concerning the tax consequences of your investment in the Funds.

MAILINGS AND E-DELIVERY TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time

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in the future, please call us at the telephone number above and we shall resume separate mailings, in accordance with your instructions, within thirty days of your request. The Funds offer electronic delivery of Fund documents. Direct shareholders of the Funds can elect to receive the Funds’ annual, semiannual, and quarterly reports, as well as manager commentaries and prospectuses via e-delivery. For more information or to sign up for e-delivery, please visit the Funds’ website at www.gabelli.com. Shareholders who purchased shares of a Fund through a financial intermediary should contact their financial intermediary to sign up for e-delivery of the Fund documents, if available.

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FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the financial performance of each Fund for the past five fiscal years or, if less, the life of the Fund. The total returns in the tables represent the percentage amount that an investor would have earned or lost on an investment in each Fund’s designated Class of shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each Fund’s financial statements and related notes, are included in each Fund’s annual report, which is available upon request.

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The Gabelli Small Cap Growth Fund Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratio to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investments Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(b)(c)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income (Loss)(a)	Operating Expenses(d)	Portfolio Turnover Rate
Class A
2014	$45.80	$(0.14)	$2.65	$2.51	—	$(1.42)	$(1.42)	$0.00	$46.89	5.47%	$292,796	(0.28)%	1.38%	5%
2013	35.84	0.17	10.89	11.06	$(0.26)	(0.84)	(1.10)	0.00	45.80	31.80	305,617	0.43	1.39	5
2012	29.15	(0.03)	7.47	7.44	—	(0.75)	(0.75)	0.00	35.84	26.02	169,823	(0.08)	1.41	7
2011	29.96	(0.10)	(0.71)	(0.81)	—	—	—	0.00	29.15	(2.70)	145,049	(0.31)	1.42	14
2010	25.81	(0.06)	4.21	4.15	—	—	—	0.00	29.96	16.08	115,265	(0.22)	1.44	14
Class C
2014	$42.43	$(0.46)	$2.46	$2.00	—	$(1.42)	$(1.42)	$0.00	$43.01	4.68%	$222,684	(1.03)%	2.13%	5%
2013	33.27	(0.12)	10.12	10.00	—	(0.84)	(0.84)	0.00	42.43	30.80	186,540	(0.32)	2.14	5
2012	27.31	(0.26)	6.97	6.71	—	(0.75)	(0.75)	0.00	33.27	25.08	102,214	(0.83)	2.16	7
2011	28.28	(0.34)	(0.63)	(0.97)	—	—	—	0.00	27.31	(3.43)	81,289	(1.05)	2.17	14
2010	24.54	(0.25)	3.99	3.74	—	—	—	0.00	28.28	15.24	64,830	(0.98)	2.19	14
Class I
2014	$46.29	$(0.01)	$2.66	$2.65	—	$(1.42)	$(1.42)	$0.00	$47.52	5.72%	$899,211	(0.03)%	1.13%	5%
2013	36.29	0.29	10.99	11.28	$(0.44)	(0.84)	(1.28)	0.00	46.29	32.14	568,573	0.71	1.14	5
2012	29.44	0.08	7.52	7.60	—	(0.75)	(0.75)	0.00	36.29	26.31	344,869	0.24	1.16	7
2011	30.18	(0.02)	(0.72)	(0.74)	—	—	—	0.00	29.44	(2.45)	164,494	(0.05)	1.17	14
2010	25.93	0.01	4.24	4.25	—	—	—	0.00	30.18	16.39	135,112	0.02	1.19	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect applicable sales charges.

(a)	Due to capital share activity throughout the period, net investment income (loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	Amount represents less than $0.005 per share.

(d)	The ratios do not include a reduction of advisory fee on unsupervised assets for the years ended September 30, 2014, 2013, 2012, 2011, and 2010. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.38%, 1.39%, 1.40%, 1.41%, and 1.42% (Class A), 2.13%, 2.14%, 2.15%, 2.16%, and 2.17% (Class C), and 1.13%, 1.14%, 1.15%, 1.16%, and 1.17% (Class I), respectively.

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The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income	Operating Expenses	Portfolio Turnover Rate

Class A
2014	$26.59	$0.30	$3.04	$3.34	$(0.44)	$(0.38)	$(0.66)	$(1.48)	$0.00	$28.45	12.64%	$209,501	1.07%	1.37%	4%
2013	22.47	0.28	4.48	4.76	(0.64)	—	—	(0.64)	0.00	26.59	21.36	215,353	1.14	1.39	6
2012	18.47	0.25	4.11	4.36	(0.35)	—	(0.01)	(0.36)	0.00	22.47	23.73	164,177	1.19	1.40	6
2011	18.60	0.17	0.06	0.23	(0.16)	—	(0.20)	(0.36)	0.00	18.47	1.06	115,210	0.82	1.41	14
2010	17.09	0.24	1.63	1.87	(0.23)	—	(0.13)	(0.36)	0.00	18.60	11.06	67,314	1.35	1.44	14
Class C
2014	$24.59	$0.08	$2.80	$2.88	$(0.25)	$(0.38)	$(0.85)	$(1.48)	$0.00	$25.99	11.78%	$321,772	0.31%	2.12%	4%
2013	20.97	0.09	4.17	4.26	(0.64)	—	—	(0.64)	0.00	24.59	20.50	224,804	0.38	2.14	6
2012	17.38	0.09	3.86	3.95	(0.21)	—	(0.15)	(0.36)	0.00	20.97	22.85	161,842	0.46	2.15	6
2011	17.65	0.02	0.07	0.09	(0.02)	—	(0.34)	(0.36)	0.00	17.38	0.31	98,296	0.09	2.16	14
2010	16.36	0.10	1.55	1.65	(0.23)	—	(0.13)	(0.36)	0.00	17.65	10.20	43,429	0.61	2.19	14
Class I
2014	$27.11	$0.38	$3.10	$3.48	$(0.51)	$(0.38)	$(0.59)	$(1.48)	$0.00	$29.11	12.92%	$652,719	1.28%	1.12%	4%
2013	22.84	0.35	4.56	4.91	(0.64)	—	—	(0.64)	0.00	27.11	21.67	382,333	1.38	1.14	6
2012	18.71	0.33	4.16	4.49	(0.36)	—	—	(0.36)	0.00	22.84	24.13	309,157	1.54	1.15	6
2011	18.80	0.23	0.04	0.27	(0.22)	—	(0.14)	(0.36)	0.00	18.71	1.26	112,929	1.10	1.16	14
2010	17.23	0.35	1.58	1.93	(0.23)	—	(0.13)	(0.36)	0.00	18.80	11.32	41,204	1.92	1.19	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

41

The Gabelli Focus Five Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Loss(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees(b)(c)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Loss(a)	Expenses Net of Waivers/ Reimburse- ments(d)		Expenses Before Waivers/ Reimburse- ments		Portfolio Turnover Rate
Class A
2014	$13.85	$(0.09)	$1.76	$1.67	$(0.16)	$(0.16)	$0.00	$15.36	12.11%	$105,369	(0.59)%	1.38%		1.38%		94%
2013	11.21	(0.14)	3.16	3.02	(0.38)	(0.38)	0.00	13.85	27.76	192,157	(1.05)	1.54	(e)	1.54	(e)	69
2012	8.26	(0.13)	3.15	3.02	(0.07)	(0.07)	0.00	11.21	36.76	7,574	(1.20)	2.01		2.69	(f)	140
2011	8.99	(0.12)	(0.61)	(0.73)	—	—	0.00	8.26	(8.12)	139	(1.21)	2.01		2.80	(f)	40
2010	7.96	(0.11)	1.14	1.03	—	—	—	8.99	12.94	116	(1.27)	2.01		3.09	(f)	61
Class C
2014	$12.49	$(0.18)	$1.58	$1.40	$(0.16)	$(0.16)	$0.00	$13.73	11.25%	$87,443	(1.31)%	2.13%		2.13%		94%
2013	10.22	(0.22)	2.87	2.65	(0.38)	(0.38)	0.00	12.49	26.80	55,865	(1.79)	2.29	(e)	2.29	(e)	69
2012	7.59	(0.17)	2.87	2.70	(0.07)	(0.07)	0.00	10.22	35.79	1,913	(1.83)	2.76		3.44	(f)	140
2011	8.33	(0.18)	(0.56)	(0.74)	—	—	0.00	7.59	(8.88)	192	(1.96)	2.76		3.55	(f)	40
2010	7.43	(0.16)	1.06	0.90	—	—	—	8.33	12.11	119	(2.09)	2.76		3.84	(f)	61
Class I
2014	$13.94	$(0.05)	$1.77	$1.72	$(0.16)	$(0.16)	$0.00	$15.50	12.39%	$318,785	(0.30)%	1.13%		1.13%		94%
2013	11.26	(0.11)	3.17	3.06	(0.38)	(0.38)	0.00	13.94	28.00	110,170	(0.79)	1.29	(e)	1.29	(e)	69
2012	8.27	(0.09)	3.15	3.06	(0.07)	(0.07)	0.00	11.26	37.21	14,862	(0.84)	1.76		2.44	(f)	140
2011	8.98	(0.10)	(0.61)	(0.71)	—	—	0.00	8.27	(7.91)	82	(0.96)	1.76		2.55	(f)	40
2010	7.93	(0.09)	1.14	1.05	—	—	—	8.98	13.24	67	(1.09)	1.76		2.84	(f)	61

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect applicable sales charges.

(a)	Due to capital share activity, net investment loss per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	Amount represents less than $0.005 per share.

(d)	The Fund incurred interest expense during the years ended September 30, 2011 and 2010. If interest expense had not been incurred, each year the ratios of operating expenses to average net assets would have been 2.00% (Class A), 2.75% (Class C), and 1.75% (Class I), respectively. For the year ended September 30, 2013, there was no interest expense, and for the years ended September 30, 2014 and 2012, the effect of interest expense was minimal.

(e)	Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $140,973 for the year ended September 30, 2013, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.48% (Class A), 2.23% (Class C), and 1.23% (Class I).

(f)	During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

42

Gabelli Equity Series Funds, Inc.

The Gabelli Small Cap Growth Fund

The Gabelli Equity Income Fund

The Gabelli Focus Five Fund

(Class A, C, and I Shares)

For More Information:

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports:

Each Fund’s semiannual and audited annual reports to shareholders contain additional information on the Funds’ investments. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

You can obtain free copies of these documents and prospectuses of other funds in the Gabelli/GAMCO family, or request other information and discuss your questions about the Funds by mail, toll free telephone, or the Internet as follows:

Gabelli Equity Series Funds, Inc. One Corporate Center Rye, NY 10580-1422 Telephone: 800-GABELLI (800-422-3554) www.gabelli.com

You can also review and/or copy the Funds’ Prospectuses, annual/semiannual reports, and SAI at the Public Reference Room of the SEC in Washington, DC. You can obtain text-only copies:

•	Free from the Funds’ website at www.gabelli.com.

•	For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520, or by calling 202-551-8090.

•	Free from the EDGAR Database on the SEC’s website at www.sec.gov.

(Investment Company Act File No. 811-06367)

GABELLI EQUITY SERIES FUNDS, INC.

THE GABELLI SMALL CAP GROWTH FUND

THE GABELLI EQUITY INCOME FUND

THE GABELLI FOCUS FIVE FUND

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2015

This Statement of Additional Information (“SAI”), which is not a prospectus, describes:

FUND	CLASS	TICKER SYMBOL
The Gabelli Small Cap Growth Fund (“Small Cap Growth Fund”)	AAA A C I	GABSX GCASX GCCSX GACIX
The Gabelli Equity Income Fund (“Equity Income Fund”)	AAA A C I	GABEX GCAEX GCCEX GCIEX
The Gabelli Focus Five Fund (“Focus Five Fund”)	AAA A C I	GWSVX GWSAX GWSCX GWSIX

(each a “Fund” and together the “Funds”) which are series of Gabelli Equity Series Funds, Inc., a Maryland corporation (the “Company”). This SAI should be read in conjunction with the Prospectuses for Class AAA Shares, and Class A, Class C, and Class I Shares of the Funds dated January 28, 2015. This SAI is incorporated by reference in its entirety into the Company’s Prospectuses. Portions of the Company’s annual report to shareholders are incorporated by reference into this SAI. For a free copy of the Prospectuses, please contact the Company at the address, telephone number, or Internet website printed below.

One Corporate Center

Rye, New York 10580-1422

Telephone: 800-GABELLI(800-422-3554)

www.gabelli.com

GENERAL INFORMATION

The Company is an open-end, management investment company organized under the laws of the State of Maryland on July 25, 1991. The Small Cap Growth Fund, Equity Income Fund, and Focus Five Fund are each a series of the Corporation and commenced operations on October 22, 1991, January 2, 1992, and December 31, 2002, respectively. The Small Cap Growth Fund and Equity Income Fund are each classified as a diversified investment company and the Focus Five Fund is classified as a “non-diversified” investment company. The Company’s principal office is located at One Corporate Center, Rye, New York 10580-1422. The Funds are advised by Gabelli Funds, LLC (the “Adviser”).

INVESTMENT STRATEGIES AND RISKS

The Funds’ Prospectuses discuss the investment objective of each Fund and the principal strategies to be employed to achieve these objectives. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional strategies that the Funds may utilize in seeking to achieve its investment objective, and certain risks associated with such investments and strategies. Subject to the investment policies and restrictions contained in the prospectus and herein, the Fund may invest in any of the securities described herein.

Equity Securities

Common stocks represent the residual ownership interest in the issuer and holders of common stock are entitled to the income and increase in the value of the assets and business of the issuer after all of its debt obligations and obligations to preferred stockholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

Equity securities also include preferred stock (whether or not convertible into common stock) and debt securities convertible into or exchangeable for common or preferred stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to more senior elements of the issuer’s balance sheet. Although such securities also generally reflect an element of conversion value, their market value also varies with interest rates and perceived credit risk. The market value of preferred stock will also generally reflect whether (and if so when) the issuer may force holders to sell their preferred shares back to the issuer and whether (and if so when) the holders may force the issuer to buy back their preferred shares. Generally speaking the right of the issuer to repurchase the preferred stock tends to reduce any premium that the preferred stock might otherwise trade at due to interest rate or credit factors, while the right of the holders to require the issuer to repurchase the preferred stock tend to reduce any discount that the preferred stock might otherwise trade at due to interest rate or credit factors.

The Adviser believes that opportunities for capital appreciation may be found in the preferred stock and convertible securities of companies. This is particularly true in the case of companies that have performed below expectations at the time the preferred stock or convertible security was issued. If the company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like its common stock than like a fixed income security and may result in above average appreciation once it becomes apparent that performance is improving. Even if the credit quality of the company is not in question, the market price of the convertible security will often reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers. Many convertible securities are not investment grade, that is, they are not rated BBB or better by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”) and not considered by the Adviser to be of similar quality. There is no minimum credit rating for these securities in which the Funds may invest. Preferred stocks and convertible securities have many of the same characteristics and risks as nonconvertible debt securities described below.

Nonconvertible Debt Securities

Under normal market conditions, each Fund may invest up to 20% of its total assets in lower quality nonconvertible debt securities. These securities include preferred stocks, bonds, debentures, notes, asset- and mortgage- backed securities, and money market instruments such as commercial paper and bankers’ acceptances. There is no minimum credit rating for these securities in which the Funds may invest. Accordingly, the Funds could invest in securities in default although the Funds will not invest more than 5% of its assets in such securities. The market values of lower quality fixed income securities tend to be less sensitive to changes in prevailing interest rates than higher-quality securities but more sensitive to individual corporate developments than higher-quality securities. Such lower-quality securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these lower-quality securities are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories. Even securities rated Baa or BBB by Moody’s and S&P respectively, which ratings are considered investment grade, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security’s market value. The Funds will rely on the Adviser’s judgment, analysis, and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer’s financial resources and ability to cover its interest and fixed charges, factors relating to the issuer’s industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management, and regulatory matters.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of high yield and other securities will adversely affect each Fund’s net asset value per share (“NAV”). In addition, each Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield debt securities by issuers in connection with leveraged buy-outs, mergers, and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the market for such debt securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing, and could negatively affect the value of specific high yield issues and the high yield market in general. For example, under a provision of the Internal Revenue Code of 1986, as amended (the “Code”), a corporate issuer may be limited from deducting all of the original issue discount on high-yield discount obligations (i.e., certain types of debt securities issued at a significant discount to their face amount). The likelihood of passage of any additional legislation or the effect thereof is uncertain.

The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet the Funds’ liquidity needs or in response to a specific economic event such as the deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Funds’ portfolio. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Corporation’s Board of Directors (the “Board” and each member of the Board, a “Director”) to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

Corporate Reorganizations

Subject to each Fund’s policy of investing at least 80% of its net assets in income producing equity securities (Equity Income Fund) or small company equity securities (Small Cap Growth Fund ), each Fund may invest without limit in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation, or reorganization proposal has been announced. The primary risk of this type of investing is that if the contemplated transaction is abandoned, revised, or delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by a Fund. Since such investments are ordinarily short term in nature, they will tend to increase the turnover ratio of the Funds thereby increasing their brokerage and other transaction expenses.

In general, securities of companies engaged in reorganization transactions sell at a premium to their historic market price immediately prior to the announcement of a tender offer or reorganization proposal. However, the increased market price of such securities may also discount to what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets, or cash to be received by shareholders of the prospective acquiring portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the portfolio manager who must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics and business climate when the offer or proposal is in progress.

In making these types of investments each Fund will not violate any of its investment restrictions (see below, “Investment Restrictions”) including the requirement that, (a) as to 75% of its total assets, it will not invest more than 5% of its total assets in the securities of any one issuer (Equity Income Fund and Small Cap Growth Fund only) and (b) it will not invest more than 25% of its total assets in any one industry.

Asset-Backed and Mortgage-Backed Securities (Equity Income Fund and Small Cap Growth Fund only)

Prepayments of principal may be made at any time on the obligations underlying asset- and most mortgage- backed securities and are passed on to the holders of the asset- and mortgage- backed securities. As a result, if the Fund purchases such a security at a premium, faster than expected prepayments will reduce, and slower than expected prepayments will increase, yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

Investments in Foreign Securities

The Small Cap Growth Fund and the Equity Income Fund may invest up to 35% of its total assets, and the Focus Five Fund may invest without limit, in the securities of non-U.S. issuers. However, these Funds do not currently expect to invest a significant portion of their assets in such securities. These investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates (which the Small Cap Growth Fund and Equity Income Fund will not seek to hedge), future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a United States (“U.S.”) company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Funds’ performance.

Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Funds or the investor.

Hedging Transactions

Options. Each Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return on or hedging the value of each Fund’s portfolio.

A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

If a Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when a Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unexercised but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on a Fund the credit risk that the counterparty will fail to honor its obligations. Each Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund’s assets. Certain types of options that a Fund may purchase or sell may now be regulated as swaps by the Commodity Futures Trading Commission (“CFTC”), an agency of the U.S. government, or as security-based swaps by the Securities and Exchange Commission (“SEC”). The regulation of such options as swaps or security-based swaps is a recent development and there can be no assurance that the regulation of these types of instruments as swaps will not have an adverse effect on a Fund that utilizes these instruments.

Futures Contracts. Each Fund may enter into futures contracts only for certain bona fide hedging, yield enhancement, and risk management purposes. Each Fund may enter into futures contracts for the purchase or sale of debt securities, debt instruments, or indices of prices thereof, stock index futures, other financial indices, and U.S. government securities.

A “sale” of a futures contract (or a “short” futures position) means the assumption of a contractual obligation to deliver the reference assets underlying the contract at a specified price at a specified future time. A “purchase” of a futures contract (or a “long” futures position) means the assumption of a contractual obligation to acquire the reference assets underlying the contract at a specified price at a specified future time.

Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the reference assets underlying the futures contracts. U.S. futures contracts have been designed by exchanges that have been designated as “contract markets” by the CFTC and must be executed through a futures commission merchant (i.e., a brokerage firm) who is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchanges’ affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.

Futures contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices, possible reduction of each Fund’s yield due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuation, imperfect correlation between the contracts and the securities being hedged, and potential losses in excess of the amount invested in the futures contracts themselves.

Currency Transactions. Each Fund may enter into various currency transactions, including forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward currency contracts and currency swaps generally are established in the interbank market directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Currency swaps and certain types of forward currency contracts now are regulated as swaps by the CFTC and, although they may still be established in the interbank market by currency traders on behalf of their customers, such instruments now must be executed in accordance with applicable federal regulations. The regulation of such currency swaps and forward currency contracts as swaps is a recent development and there can be no assurance that the additional regulation of these types of options will not have an adverse effect on a Fund that utilizes these instruments. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions.

Each Fund expects to enter into these currency transactions in primarily the following circumstances: to “lock in” the U.S. dollar equivalent price of a security a Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline in the U.S. dollar versus the currency of a particular country to which the Fund’s portfolio has exposure. Each Fund anticipates seeking to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Adviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

Other Swap and Derivative Transactions. Each Fund may enter into total rate of return, credit default, or other types of swaps and related derivatives for the purpose of hedging and risk management. These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a common stock or debt instrument. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuer will decline in value. The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period. These derivatives may be used as a risk management tool for a pool of financial assets, providing a Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets (each, a “Reference Asset”) without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, these derivatives may be used by a Fund to reduce exposure to an owned asset without selling it.

Because the Fund would not own the Reference Assets, the Fund may not have any voting rights with respect to the Reference Assets, and in such cases all decisions related to the obligors or issuers of the Reference Assets, including whether to exercise certain remedies, will be controlled by the swap counterparties.

Total rate of return swaps and similar derivatives are subject to many risks, including the possibility that the market will move in a manner or direction that would have resulted in gain for the Fund had the swap or other derivative not been utilized (in which case it would have been better had the Fund not engaged in the interest rate hedging transactions), the risk of imperfect correlation between the risk sought to be hedged and the derivative transactions utilized, the possible inability of the counterparty to fulfill its obligations under the swap, and potential illiquidity of the hedging instrument utilized, which may make it difficult for the Fund to close out or unwind one or more hedging transactions.

Total rate of return swaps and related derivatives present certain legal, tax, and market uncertainties. There is currently little or no case law or litigation characterizing total rate of return swaps or related derivatives, interpreting their provisions, or characterizing their tax treatment.

Regulation of Certain Options, Currency Transactions and Other Derivative Transactions as Swaps or Security-Based Swaps. The U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010, (the “Dodd-Frank Act”) includes provisions that comprehensively regulate the over-the-counter (i.e., not exchange-traded) derivatives markets for the first time. This regulation requires that certain of the options, currency transactions and other derivative transactions entered into by the Funds are regulated as swaps by the CFTC or regulated as security-based swaps by the SEC.

The Dodd-Frank Act generally requires swaps and security-based swaps to be submitted for clearing to regulated clearing organization (the so-called “clearing mandate”), unless an exemption from clearing applies. Presently, the clearing mandate applies only to certain types of interest rate swaps and index credit default swaps, but the scope of the clearing mandate is expected to grow over time. Swaps and security-based swaps that are submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearing organization, as well as possible SEC- or CFTC-mandated margin requirements. Accordingly, dealers of swaps and security-based swaps (usually large commercial banks or other financial institutions) as well as other market participants will be required to post margin to the clearing organizations through which their swaps and/or security-based swaps are cleared. The SEC, CFTC and other U.S. regulators also are required to impose margin requirements on uncleared swap and uncleared security-based swap transactions. These changes with respect to clearing and margin likely will increase a dealer’s costs, and those increased costs are expected to be passed through, at least partially, to market participants, including any Fund that uses swaps or security-based swaps.

The Dodd-Frank Act also requires many swaps and security-based swaps that are currently executed on a bilateral basis in the over-the-counter market to be executed through a regulated exchange or execution facility if those transactions are subject to the clearing mandate. Once such requirements become effective, it may be more difficult and costly for the Funds to continue to enter into customized swap or security-based swap transactions on a bilateral basis.

In addition, dealers and major participants in the over-the-counter market are required to register with the SEC and/or CFTC. Registered dealers and major participants are, or will soon be, subject to minimum capital and margin requirements, business conduct standards, disclosure requirements, reporting and recordkeeping requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements may increase the overall costs for dealers and major participants in the over-the-counter market, and such increased costs are likely to be passed through, at least partially, to market participants, including any Fund that utilizes these instruments.

The cumulative effects of the Dodd-Frank Act on swap and security-based swap transactions and on participants in the derivatives market remain uncertain.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, each Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging, yield enhancement and risk management purposes, in each case in accordance with the rules and regulations of the CFTC. Each Fund relies upon an exclusion from the definition of “commodity pool operator” to avoid registration with the CFTC, and this exclusion imposes certain trading restrictions on each Fund. These trading restrictions permit each Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and option premiums and (ii) non-bona fide hedging transactions, provided that the Fund not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions.

Unseasoned Companies. The Small Cap Growth Fund and Focus Five Fund may invest in securities of unseasoned companies, which generally have limited liquidity, more speculative prospects and price volatility. The Small Cap Growth Fund will not invest more than 10% its of assets (at the time of purchase) in securities of companies (including predecessors) that have operated less than three years.

Other Investment Companies

The Small Cap Growth Fund and Focus Five Fund each may invest up to 10% of its total assets in other investment companies (not more than 5% of its total assets may be invested in any one investment company and it may not invest in more than 3% of the voting securities of any one investment company).

Investments in Warrants and Rights

Each Fund may invest in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time. Each Fund will do so only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in a Fund’s portfolio.

Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and thus can be a riskier investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the issuer whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than the right to purchase the underlying security. With respect to the Small Cap Growth Fund and Equity Income Fund, investments in warrants and rights are limited to up to 5% of each Fund’s total assets.

When Issued, Delayed Delivery Securities, and Forward Commitments

Each Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization, or debt restructuring, (i.e., a when, as, and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the forward commitment before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividend) accrues to the Funds prior to the settlement date. Each Fund will segregate with its Custodian (as hereinafter defined) cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments on a daily basis.

Short Sales

Each Fund may make short sales of securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. A Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund’s obligation to replace the borrowed security will be secured by collateral, usually cash, U.S. government securities, or other highly liquid securities deposited with the broker-dealer. The Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, a Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

With respect to the Small Cap Growth Fund and Equity Income Fund, the market value of the securities sold short of any one issuer will not exceed either 5% of each Fund’s total assets or 5% of such issuer’s voting securities. With respect to all Funds, a Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its assets or the Fund’s aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Funds may also make short sales “against the box” without respect to such limitations. In this type of short sale, at the time of the sale, the Funds own or have the immediate and unconditional right to acquire at no additional cost the identical security.

Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are subject to legal or contractual restrictions on resale and securities the markets for which are illiquid. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter (“OTC”) markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC or otherwise determined to be liquid may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Board will review pertinent factors such as trading activities, reliability of price information, and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test, to the extent the Board treats such securities as liquid, temporary impairment to trading patterns of such securities may adversely affect a Fund’s liquidity.

Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and non-bank dealers of U.S. government securities which are listed as reporting dealers of the New York Federal Reserve Bank and which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. In a repurchase agreement, a Fund purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date. Custody of such security is maintained by the Fund’s custodian. The resale price generally exceeds the purchase price by an amount which reflects an agreed-upon market interest rate for the term of the repurchase agreement.

The primary risk of entering into repurchase agreements is that if the seller defaults, the proceeds from the disposition of the underlying securities and other collateral for the seller’s obligation could be less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the Investment Company Act of 1940, as amended (the “1940 Act”), repurchase agreements are considered loans. Repurchase agreements are usually settled within a short period, such as one week or less, but could be longer. Except for repurchase agreements settled within a period of a week or less in respect to obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities, the Fund’s investments in repurchase agreements are subject to the limit of investing no more than 5% of its net assets in illiquid securities. Therefore, a Fund will not enter into repurchase agreements with a duration of more than seven days if, taken together with restricted securities and other securities for which there are no readily available quotations, more than 15% of its total assets would be so invested.

Loans of Portfolio Securities

To increase income, each Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33 1/3% of the value of the Fund’s assets.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

Borrowing

The Funds may not borrow money except for (1) short term credits from banks as may be necessary for the clearance of portfolio transactions and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, would otherwise require the untimely disposition of their portfolio securities. Borrowing will not, in the aggregate, exceed 15% of assets after giving effect to the borrowing, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of each Fund’s assets after giving effect to the borrowing. The Funds will not make additional investments when borrowings exceed 5% of assets. The Funds may mortgage, pledge, or hypothecate assets to secure such borrowings.

Temporary Defensive Investments

For temporary defensive purposes each Fund may invest up to 100% of its assets in nonconvertible fixed income securities or high-quality money market instruments.

Portfolio Turnover

The investment policies of the Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. Each Fund’s portfolio turnover is expected to be less than 100%.

Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less).

Portfolio turnover may vary from year to year, as well as within a year. For the fiscal years ended September 30, 2014 and 2013, the turnover rates were 5% and 5%, respectively, for the Small Cap Growth Fund, 4% and 6%, respectively, for the Equity Income Fund, and 94% and 69%, respectively, for the Focus Five Fund. The decrease or increase in portfolio turnover rate of the Fund between fiscal years 2014 and 2013 was due to the increase in assets under management.

INVESTMENT RESTRICTIONS

Each Fund’s investment objective and the following investment restrictions are fundamental and may not be changed without the approval of a majority of the applicable Fund’s shareholders defined in the 1940 Act as the lesser of (1) 67% of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are represented in person or by proxy, or (2) more than 50% of the Fund’s outstanding shares. All other investment policies or practices are considered not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or total assets of a Fund will not be considered a deviation from policy.

Small Cap Growth Fund and Equity Income Fund

Under such restrictions, each of these Funds may not:

1.	With respect to 75% of its total assets, invest more than 5% of the value of its total assets (taken at market value at time of purchase) in the outstanding securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof;

2.	Invest 25% or more of the value of its total assets in any one industry;

3.	Issue senior securities (including borrowing money, including on margin if margin securities are owned and through entering into reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that a Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions, and similar investment strategies. A Fund’s obligations under the foregoing types of transactions and investment strategies are not treated as senior securities;

4.	Make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities, or the acquisition of securities subject to repurchase agreements;

5.	Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Fund may be deemed to be an underwriter;

6.	Invest for the purpose of exercising control over management of any company;

7.	Purchase real estate or interests therein, including limited partnerships that invest primarily in real estate equity interests, other than mortgage-backed securities and similar instruments; or

8.	Purchase or sell commodities or commodity contracts except for hedging purposes or invest in any oil, gas, or mineral interests.

Focus Five Fund

Under such restrictions, the Fund may not:

1.	Invest 25% or more of the value of its total assets in any one industry;

2.

Issue senior securities (including borrowing money, including on margin if margin securities are owned and through entering into reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions, and similar investment strategies. The Fund’s obligations under the foregoing types of transactions and investment strategies are not treated as senior securities;

3.	Make loans of money or property to any person, except through loans of portfolio assets, the purchase of debt instruments, or the acquisition of assets subject to repurchase agreements;

4.	Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter;

5.	Invest for the purpose of exercising day to day operating control over management of any company;

6.	Purchase real estate or interests therein, which does not include securities or other instruments issued by companies that invest primarily in real estate; or

7.	Purchase or sell commodities or commodity contracts or invest in any oil, gas, or mineral interests except in each case to the extent the Fund would not be required to register as a commodity pool.

PORTFOLIO HOLDINGS INFORMATION

Employees of the Adviser and its affiliates will often have access to information concerning the portfolio holdings of the Funds. The Funds and the Adviser have adopted policies and procedures that require all employees to safeguard proprietary information of the Funds, which includes information relating to the Funds’ portfolio holdings as well as portfolio trading activity of the Adviser with respect to the Funds (collectively, “Portfolio Holdings Information”). In addition, the Funds and the Adviser have adopted policies and procedures providing that Portfolio Holdings Information may not be disclosed except to the extent that it is (a) made available to the general public by posting on the Funds’ website or filed as part of a required filing on Form N-Q or N-CSR or (b) provided to a third party for legitimate business purposes or regulatory purposes that has agreed to keep such information confidential under terms approved by the Adviser’s legal department or outside counsel, as described below. The Adviser will examine each situation under (b) with a view to determine that release of the information is in the best interest of the Funds and their shareholders and, if a potential conflict between the Adviser’s interests and the Funds’ interests arises, to have such conflict resolved by the Chief Compliance Officer or those Directors who are not considered to be “interested persons,” as defined in the 1940 Act (the “Independent Directors”). These policies further provide that no officer of the Company or employee of the Adviser shall communicate with the media about the Funds without obtaining the advance consent of the Chief Executive Officer, Chief Operating Officer of the Adviser, or Chief Executive Officer, or General Counsel of the parent company of the Adviser.

Under the foregoing policies, the Funds may disclose Portfolio Holdings Information in the circumstances outlined below. Disclosure generally may be either on a monthly or quarterly basis with no time lag in some cases and with a time lag of up to sixty days in other cases (with the exception of proxy voting services which require a regular download of data):

1.	To regulatory authorities in response to requests for such information and with the approval of the Chief Compliance Officer of the Funds;

2.	To mutual fund rating and statistical agencies and to persons performing similar functions where there is a legitimate business purpose for such disclosure and such entity has agreed to keep such data confidential at least until it has been made public by the Investment Adviser;

3.	To service providers of the Funds, as necessary for the performance of their services to the Funds and to the Board, where such entity has agreed to keep such data confidential at least until it has been made public by the Adviser. The Funds’ current service providers that may receive such information are its administrator, sub-administrator, custodian, independent registered public accounting firm, legal counsel, and financial printers;

4.	To firms providing proxy voting or other proxy services provided such entity has agreed to keep such data confidential at least until it has been made public by the Adviser;

5.	To certain broker dealers, investment advisers, and other financial intermediaries for purposes of their performing due diligence on the Funds and not for dissemination of this information to their clients or use of this information to conduct trading for their clients. Disclosure of Portfolio Holdings Information in these circumstances requires the broker, dealer, investment adviser, or financial intermediary to agree to keep such information confidential at least until it has been made public by the Adviser and is further subject to prior approval of the Chief Compliance Officer of the Funds and shall be reported to the Board at the next quarterly meeting; and

6.	To consultants for purposes of performing analysis of the Funds, which analysis may be used by the consultant with its clients or disseminated to the public, provided that such entity shall have agreed to keep such information confidential at least until it has been made public by the Adviser.

As of the date of this SAI, each Fund makes information about its portfolio securities available to its administrator, sub-administrator, custodian, and proxy voting services on a daily basis, with no time lag, to its typesetter on a quarterly basis with a ten day time lag, to its financial printers on a quarterly basis with a forty-five day time lag, and to its independent registered public accounting firm and legal counsel on an as needed basis, with no time lag. The names of the Funds’ administrator, sub-administrator, custodian, independent registered public accounting firm, and legal counsel are set forth in this SAI. The Funds’ proxy voting service is Broadridge Financial Solutions, Inc. R.R. Donnelley and Data Communiqué provide typesetting services for the Funds, and the Funds select from a number of financial printers who have agreed to keep such information confidential at least until it has been made public by the Adviser.

Other than arrangements with the Funds’ service providers and proxy voting service, the Funds have no ongoing arrangements to make available information about the Funds’ portfolio securities prior to such information being disclosed in a publicly available filing with the SEC that is required to include the information.

Disclosures made pursuant to a confidentiality agreement are subject to periodic confirmation by the Chief Compliance Officer of the Funds that the recipient has utilized such information solely in accordance with the terms of the agreement. Neither the Funds, nor the Adviser, nor any of the Adviser’s affiliates, will accept on behalf of itself, its affiliates, or the Funds any compensation or other consideration in connection with the disclosure of portfolio holdings of the Funds. The Board will review such arrangements annually with the Funds’ Chief Compliance Officer.

DIRECTORS AND OFFICERS

Under Maryland law, the Company’s Board is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Board also elects the Funds’ officers who conduct the daily business of the Funds. Information pertaining to the Directors and executive Officers of the Company is as follows:

Name, Position(s) Address[1] And Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex[3] Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships During the Past Five Years[4]

INTERESTED DIRECTORS[5]:

Mario J. Gabelli, CFA Director and Chief Investment Officer Age: 72	Since 1991	28

Chairman, Chief Executive Officer, and Chief Investment Officer – Value Portfolios of GAMCO Investors, Inc., and Chief Investment Officer—Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds Complex; Chief Executive Officer of GGCP, Inc.

Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications); Director of RLJ Acquisition, Inc. (blank check company)

(2011-2012)

John D. Gabelli Director Age: 70	Since 1991	10	Senior Vice President of G.research, Inc.	—

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen[3] by Director	Principal Occupation(s) During Past Five Years	Other Directorships During the Past Five Years[4]

INDEPENDENT DIRECTORS[6]:

Anthony J. Colavita[7]
Director Age: 79	Since 1991	37	President of the law firm of Anthony J. Colavita, P.C.	—

Vincent D. Enright
Director Age: 71	Since 1991	17	Former Senior Vice President and Chief Financial Officer of KeySpan Corp. (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics); Director of LGL Group, Inc. (diversified manufacturing) (2011-2014)

Robert J. Morrissey
Director Age: 75	Since 1991	6	Partner in the law firm of Morrissey, Hawkins & Lynch	Chairman of the Board, Belmont Savings Bank

Kuni Nakamura
Director Age: 46	Since 2009	14	President of Advanced Polymer, Inc. (chemical wholesale company); President of Ken Enterprises, Inc.	—

Anthony R. Pustorino
Director Age: 89	Since 1991	13	Certified Public Accountant; Professor Emeritus, Pace University	Director of LGL Group, Inc. (diversified manufacturing) (2004-2011)

Anthonie C. van Ekris[7]
Director Age: 80	Since 1991	20	Chairman and Chief Executive Officer of BALMAC International, Inc. (commodities and futures trading)	—

Salvatore J. Zizza[7]
Director Age: 69	Since 2001	31	Chairman of Zizza & Associates Corp. (financial consulting); Chairman of Metropolitan Paper Recycling Inc. (recycling) (since 2005); Chairman of Harbor Diversified, Inc. (pharmaceuticals ) (since 1999); Chairman of BAM (semiconductor and aerospace manufacturing) (since 2000); chairman of Bergen Cover Realty Inc. (since 2002)	Director and Vice Chairman of Trans-Lux Corporation (business services); Director and Chairman of Harbor Diversified Inc. (pharmaceuticals); Chairman of Bion Environmental Technologies (technology) (2005-2007); Director, Chairman, and CEO of General Employment Enterprises (staffing services) (2009-2012)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:

Bruce N. Alpert
President Age: 63	Since 1991	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an Officer of registered investment companies in the Gabelli/GAMCO Fund Complex; Senior Vice President of GAMCO Investors, Inc., since 2008; Director of Teton Advisors, Inc. 1998-2012; Chairman of Teton Advisors, Inc., 2008-2010; President of Teton Advisors, Inc., 1998-2008

Andrea R. Mango
Secretary Age: 42	Since 2013	Counsel of Gabelli Funds, LLC; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company, 2011-2013; Vice President and Counsel of Deutsche Bank, 2006-2011

Agnes Mullady
Treasurer Age: 56	Since 2006	President and Chief Operating Officer of the Open-End Fund Division of Gabelli Funds, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Fund Complex

Richard J. Walz
Chief Compliance Officer Age: 55	Since 2013	Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Fund Complex since 2013; Chief Compliance Officer of AEGON USA Investment Management, LLC 2011-2013; Chief Compliance Officer of Cutwater Asset Management, 2004-2011

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board or shareholders, in accordance with the Company By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term or until the date he or she resigns or retires or until his or her successor is elected and qualified.
[3]	The “Fund Complex” or the “Gabelli/GAMCO Funds Complex” includes all the registered funds that are considered part of the same fund complex as the Fund because they have common or affiliated investment advisers.
[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (the “1934 Act”), as amended, (i.e. public companies) or other investment companies registered under the 1940 Act.
[5]	“Interested person” of the Funds as defined in the 1940 Act. Mario J. Gabelli and John D. Gabelli are each considered an “interested person” because of their affiliation with the Adviser. Mario J. Gabelli and John D. Gabelli are brothers.
[6]	Directors who are not considered to be “interested persons” of the Funds as defined in the 1940 Act are considered to be Independent Directors.
[7]	Mr. Colavita’s son, Anthony S. Colavita, serves as a director of the GAMCO Mathers Fund and the Comstock Capital Value Fund, which are considered part of the same fund complex as the Fund because they have common or affiliated investment advises. Mr. van Ekris is an independent director of Gabelli International Ltd., Gabelli Fund, LDC, GAMA Capital Opportunities, Ltd., GAMA Capital Opportunities Master, Ltd. and GAMCO International SICAV, and Mr. Zizza is an independent director of Gabelli International Ltd., which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and in that event would be deemed to be under common control with the Adviser.

The Board believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of other Directors lead to the conclusion that each Director should serve in such capacity. Among the attributes or skills common to all Directors are their ability to review critically and to evaluate, question, and discuss information provided to them, to interact effectively with the other Directors, the Adviser, the sub-administrator, other service providers, counsel and the Funds’ independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Directors. Each Director’s ability to perform his duties effectively has been attained in large part through the Director’s business, consulting or public service positions and through experience from service as a member of the Board and one or more of the other funds in the Gabelli/GAMCO Fund Complex (the “Fund Complex”), public companies, or non-profit entities or other organizations as set forth above and below. Each Director’s ability to perform his duties effectively also has been enhanced by his education, professional training, and experience.

Mario J. Gabelli, CFA. Mr. Gabelli is Chairman of the Board of Directors and Chief Investment Officer of the Fund. He also currently serves as Chairman of the boards of other funds in the Fund Complex. Mr. Gabelli is presently Chairman, Chief Executive Officer, and Chief Investment Officer — Value Portfolios of GAMCO Investors, Inc. (“GBL”), a New York Stock Exchange (“NYSE”)-listed asset manager and financial services company. He is also the Chief Investment Officer of Value Portfolios of the Adviser and GAMCO Asset Management, Inc. (“GAMCO”), each of which are asset management subsidiaries of GBL. In addition, Mr. Gabelli is Chief Executive Officer and a director and the controlling shareholder of GGCP, Inc., an investment holding company that holds a majority interest in GBL. Mr. Gabelli also sits on the boards of other publicly traded companies and private firms and various charitable foundations and educational institutions, including as a Trustee of Boston College and Roger Williams University and the Board of Overseers of Columbia University Graduate School of Business. Mr. Gabelli received his Bachelor’s degree from Fordham University, his Master’s of Business Administration from Columbia University Graduate School of Business, and Honorary Doctorates from Fordham University and Roger Williams University.

Anthony J. Colavita, Esq. Mr. Colavita is a practicing attorney with over fifty years of experience, including the field of business and financial law. He is the Chair of the Funds’ Nominating Committee. Mr. Colavita also serves on comparable or other board committees with respect to other funds in the Fund Complex on whose boards he sits. He served as a Commissioner of the New York State Thruway Authority and as a Commissioner of the New York State Bridge Authority, where his duties included reviewing financial documents of these agencies. He served for eleven years as the elected Supervisor of the Town of Eastchester, New York, responsible for ten annual municipal budgets of approximately eight million dollars each. Mr. Colavita also served as Special Counsel to the New York State Assembly for five years and as a Senior Attorney with the New York State Insurance Department. He is the former Chairman of the New York State Republican Party, Westchester County Republican Party, and the Eastchester Republican Town Committee. Mr. Colavita received his Bachelor of Arts from Fairfield University and his Juris Doctor from Fordham University School of Law.

Vincent D. Enright. Mr. Enright was a senior executive and Chief Financial Officer (“CFO”) of an energy public utility for four years. In accordance with his experience as a CFO, he is a member of the Funds’ Audit Committee. Mr. Enright is also a member of the Funds’ ad hoc Pricing Committee and a member of both multi-fund ad hoc Compensation Committees (described below under “Directors — Leadership Structure and Oversight Responsibilities”) and serves on comparable or other board committees with respect to other funds in the Fund Complex on whose boards he sits. Mr. Enright is also a Director of a therapeutic and diagnostic company and serves as Chairman of its compensation committee and as a member of its audit committee. He is a former Director of a pharmaceutical company. Mr. Enright received his Bachelor of Science from Fordham University and completed the Advanced Management Program at Harvard University.

John D. Gabelli. Mr. Gabelli is a Senior Vice President of G.research, Inc. (“G.research”), an institutional research and brokerage firm which is an affiliate of the Adviser. He is President of John Gabelli Inc., a general partner of two investment partnerships and has over thirty-five years of experience in the asset management industry. Mr. Gabelli serves on the boards of other funds in the Fund Complex. He also sits on the boards of various charitable foundations, including the Mount Vernon Police Foundation.

Kuni Nakamura. Mr. Nakamura is the President and sole shareholder of a chemical wholesale company. He is a member of the Funds’ Nominating Committee. Mr. Nakamura also serves on the boards of other funds in the Fund Complex. Additionally, he is the sole shareholder of a real estate holding company and a member of both a boat holding company and a chemical wholesale company. Mr. Nakamura was previously a Board member of The LGL Group, Inc. Mr. Nakamura serves on the Board of Trustees of Mercy College in Dobbs Ferry, NY. Mr. Nakamura has been involved in various organizations for underprivileged children, such as Big Brother-Big Sister, the Fresh Air Fund, and Andrus Dyckman Children’s Home. He is also involved in various capacities with The University of Pennsylvania and The Japan Society. Mr. Nakamura is a graduate of the University of Pennsylvania—The Wharton School with a Bachelor’s degree in Economics and Multinational Management.

Robert J. Morrissey, Esq. Mr. Morrissey has over forty-five years of experience as an attorney representing clients in the areas of estate planning, civil litigation, business planning, and real estate, including as current senior partner of a law firm. He is a member of the Funds’ ad hoc Proxy Voting Committee and also serves on comparable or other board committees with respect to other funds in the Fund Complex on whose boards he sits. Mr. Morrissey serves as Chairman of the Board of Trustees of the Belmont Savings Bank in Massachusetts. He also serves as a Trustee to Boston College and is Chairman of its Investment and Endowment Committee. In addition, Mr. Morrissey is a member of the Harvard Law School Dean’s Advisory Board, Chairman of the Investment Advisory Board of the New England Jesuit Province, a member of the Financial Council of the Archdiocese of Boston, and Chairman of its Investment Committee. He is a member of the Investment Advisory Committee of Jesuit Curia, Vatican City, and a Director of several other private and public funds, trusts, and foundations. Mr. Morrissey is a graduate of Boston College and Harvard Law School.

Anthony R. Pustorino. Mr. Pustorino is a Certified Public Accountant (“CPA”) and a Professor Emeritus of Pace University with over fifty years of experience in public accounting. Mr. Pustorino is Chairman of the Funds’ Audit Committee and ad hoc Proxy Voting Committee and has been designated as the Funds’ Audit Committee Financial Expert. He also serves on comparable committees of other boards in the Fund Complex. Mr. Pustorino was a Director of The LGL Group, Inc., a diversified manufacturing company, and Chair of its Audit Committee. He was previously the President and shareholder of a CPA firm and a Professor of accounting at both Fordham University and Pace University. He served as Chairman of the Board of Directors of the New York State Board for Public Accountancy and of the CPA Examination Review Board of the National Association of State Board of Accountancy. Mr. Pustorino was Vice President and a member of the Executive Committee of the New York State Society of CPAs, and was the Chair or member of many of its technical committees. He was a member of the Council of the American Institute of CPAs. Mr. Pustorino is the recipient of numerous professional and teaching awards. He received a Bachelor of Science in Business from Fordham University and a Masters in Business Administration from New York University.

Anthonie C. van Ekris. Mr. van Ekris has been the Chairman and Chief Executive Officer of a global import/export company for over twenty years. Mr. van Ekris is the Chair of the Nominating Committee for one fund in the Fund Complex, and a member of the ad hoc Proxy Voting Committee of other funds in the Fund Complex. He serves on comparable or other board committees with respect to other funds in the Fund Complex. He serves as Chairman of the GAMCO International SICAV. Mr. van Ekris has over fifty-five years of experience as Chairman and/or Chief Executive Officer of public and private companies involved in international trading or commodity trading and served in both of these capacities for nearly twenty years for a large public jewelry chain. Mr. van Ekris is a former Director of an oil and gas operations company. He served on the boards of a number of public companies and for more than ten years on the Advisory Board of the Salvation Army of Greater New York.

Salvatore J. Zizza. Mr. Zizza is the Chairman of a financial consulting firm. He also serves as Chairman to other companies involved in manufacturing, recycling, and pharmaceuticals. Mr. Zizza serves as lead Independent Director of the Funds. He is a member of the Funds’ ad hoc Pricing Committee, a member of the Funds’ ad hoc Proxy Voting Committee, and is a member of both multi-fund Compensation Committees. In addition, he serves on comparable or other board committees, including as lead independent director, with respect to other funds in the Fund Complex on whose boards he sits. In addition to serving on the boards of other funds within the Fund Complex, he is currently a director of three other public companies and previously served on the boards of several other public companies. He also served as the Chief Executive of a large NYSE-listed construction company. Mr. Zizza received his Bachelor of Arts and his Master of Business Administration in Finance from St. John’s University, which awarded him an Honorary Doctorate in Commercial Sciences.

Directors — Leadership Structure and Oversight Responsibilities

Overall responsibility for general oversight of the Funds rests with the Board. The Board has appointed Mr. Zizza as the Lead Independent Director. The Lead Independent Director presides over executive sessions of the Directors and also serves between meetings of the Board as a liaison with service providers, officers, counsel and other Directors on a wide variety of matters including scheduling agenda items for Board meetings. Designation as such does not impose on the Lead Independent Director any obligations or standards greater than or different from other Directors. The Board has established a Nominating Committee and an Audit Committee to assist the Board in the oversight of the management and affairs of the Funds. The Board also has an ad hoc Proxy Voting Committee. Under certain circumstances and pursuant to specific procedures and guidelines, the ad hoc Proxy Voting Committee will, in place of the Funds’ Adviser, exercise complete control and discretion over the exercise of all rights to vote or consent with respect to certain securities owned by the Funds. The ad hoc Proxy Voting Committee meets periodically on an as-needed basis to consider such matters. Each of the Nominating, Audit, and ad hoc Proxy Voting Committees are entirely comprised of Independent Directors. From time to time the Board establishes additional committees or informal working groups to deal with specific matters or assigns one of its members to work with trustees or directors of other funds in the Fund Complex on special committees or working groups that deal with complex-wide matters, such as the multi-fund ad hoc Compensation Committee relating to compensation of the Chief Compliance Officer for all the funds in the Fund Complex. (The Fund Complex also has a separate multi-fund Compensation Committee relating to certain officers of the closed-end funds in the Fund Complex, and some of the Funds’ Directors may from time to time also serve on this separate committee.)

All of the Funds’ Directors other than Messrs. Gabelli are Independent Directors, and the Board believes they are able to provide effective oversight of the Funds’ service providers. In addition to providing feedback and direction during Board meetings, the Directors meet regularly in executive session and chair all committees of the Board.

The Funds’ operations entail a variety of risks, including investment, administration, valuation, and a range of compliance matters. Although the Adviser, the sub-administrator and the officers of the Funds are responsible for managing these risks on a day to day basis within the framework of their established risk management functions, the Board also addresses risk management of the Funds through its meetings and those of the committees and working groups. In particular, as part of its general oversight, the Board reviews with the Adviser at Board meetings the levels and types of risks being undertaken by the Funds, and the Audit Committee discusses the Funds’ risk management and controls with the independent registered public accounting firm engaged by the Funds. The Board reviews valuation policies and procedures and the valuations of specific illiquid securities. The Board also receives periodic reports from the Funds’ Chief Compliance Officer regarding compliance matters relating to the Funds and its major service providers, including results of the implementation and testing of the Funds’ and such providers’ compliance programs. The Board’s oversight function is facilitated by management reporting processes that are designed to provide information to the Board about the identification, assessment and management of critical risks and the controls and policies and procedures used to mitigate those risks. The Board reviews its role in supervising the Funds’ risk management from time to time and may make changes in its discretion at any time.

The Board has determined that its leadership structure is appropriate for the Funds because it enables the Board to exercise informed and independent judgment over matters under its purview, allocates responsibility among committees in a manner that fosters effective oversight and allows the Board to devote appropriate resources to specific issues in a flexible manner as they arise. The Board periodically reviews its leadership structure as well as its overall structure, composition and functioning and may make changes in its discretion at any time.

Standing Board Committees

The Board has established two standing committees in connection with its governance of the Company: the Audit and Nominating Committees, and has also established an ad hoc Proxy Voting Committee. The Company does not have a standing Compensation Committee (although some of the individuals who are Directors of the Fund participate in multi-fund ad hoc Compensation Committees described above).

The Company’s Audit Committee consists of two members: Messrs. Pustorino (Chairman) and Enright, who are Independent Directors of the Company. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board on November 19, 2014. As set forth in the Charter, the function of the Audit Committee is oversight; it is managements’ responsibility to maintain appropriate systems for accounting and internal control and it is the independent registered public accounting firm’s responsibility to plan and carry out a proper audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and practices of the Company, its internal controls, and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Funds’ financial statements and the audit thereof, and to act as a liaison between the Board and the Company’s independent registered public accounting firm. During the fiscal year ended September 30, 2014, the Audit Committee met twice.

The Company’s Nominating Committee consists of two members: Messrs. Colavita (Chairman) and Nakamura, who are Independent Directors of the Company. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Nominating Committee would consider, under procedures adopted by the Board, recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Company. The Nominating Committee did not meet during the fiscal year ended September 30, 2014.

The Company’s ad hoc Proxy Voting Committee consists of three members: Messrs. Pustorino (Chairman), Morrissey, and Zizza, who are Independent Directors of the Company. Under certain circumstances and pursuant to specific procedures and guidelines, the ad hoc Proxy Voting Committee will, in place of the Company’s Adviser, exercise complete control and discretion over the exercise of all rights to vote or consent with respect to certain securities owned by the Company and may also determine to exercise complete control and discretion over the disposition of such securities. The ad hoc Proxy Voting Committee meets periodically on an as needed basis to consider such matters and did not meet during the fiscal year ended September 30, 2014.

Director Ownership of Fund Shares

Set forth in the table below is the dollar range of equity securities in each Fund beneficially owned by each Director and the aggregate dollar range of equity securities in the Fund Complex beneficially owned by each Director as of December 31, 2014.

Name of Director	Fund	Dollar Range of Equity Securities Held in each Fund*	Aggregate Dollar Range of Equity Securities Held in Fund Complex*

INTERESTED DIRECTORS:

Mario J. Gabelli, CFA	The Gabelli Small Cap Growth Fund The Gabelli Equity Income Fund The Gabelli Focus Five Fund	E E E	E

John D. Gabelli**	The Gabelli Small Cap Growth Fund The Gabelli Equity Income Fund The Gabelli Focus Five Fund	A A A	E

INDEPENDENT DIRECTORS:

Anthony J. Colavita	The Gabelli Small Cap Growth Fund The Gabelli Equity Income Fund The Gabelli Focus Five Fund	E E C	E

Vincent D. Enright	The Gabelli Small Cap Growth Fund The Gabelli Equity Income Fund The Gabelli Focus Five Fund	E E C	E

Robert J. Morrissey	The Gabelli Small Cap Growth Fund The Gabelli Equity Income Fund The Gabelli Focus Five Fund	E E A	E

Kuni Nakamura***	The Gabelli Small Cap Growth Fund The Gabelli Equity Income Fund The Gabelli Focus Five Fund	C C C	E

Anthony R. Pustorino	The Gabelli Small Cap Growth Fund The Gabelli Equity Income Fund The Gabelli Focus Five Fund	E B A	E

Anthonie C. van Ekris	The Gabelli Small Cap Growth Fund The Gabelli Equity Income Fund The Gabelli Focus Five Fund	E E D	E

Salvatore J. Zizza	The Gabelli Small Cap Growth Fund The Gabelli Equity Income Fund The Gabelli Focus Five Fund	A A C	E

*	Key to Dollar Ranges- Information as of December 31, 2014.
A.	None

B.	$1 – $10,000
C.	$10,001 – $50,000
D.	$50,001 – $100,000
E.	Over $100,000
**	Mr. John Gabelli is a trustee on accounts for which he disclaims beneficial ownership.

Set forth in the table below is the amount of interests beneficially owned, as of December 31, 2014, by certain Independent Directors or their immediate family members, as applicable, in a holding that may be deemed to be controlled by Mario J. Gabelli and/or affiliates and in that event would be deemed to be under common control with the Fund’s Adviser.

Name of Independent Director	Name of Owner and Relationships to Director	Company	Title of Class	Value of Interests	Percent of Class
Anthony J. Colavita	Same	The LGL Group, Inc.	Common Stock	$4,776	*
Anthony J. Colavita	Same	The LGL Group, Inc.	Warrants	$63	*
Anthony J. Colavita	Family	Gabelli Associates Fund	Membership Interests	$863,978	*
Kuni Nakamura	Same	The LGL Group, Inc.	Common Stock	$6,215	*
Kuni Nakamura	Same	The LGL Group, Inc.	Warrants	$82	*
Anthonie C. van Ekris	Same	LICT Corp.	Common Stock	$120,240	*
Anthonie C. van Ekris	Same	The LGL Group, Inc.	Common Stock	$5,728	*
Anthonie C. van Ekris	Same	The LGL Group, Inc.	Warrants	$76	*
Anthonie C. van Ekris	Same	CIBL	Common Stock	$32,280	*
Anthonie C. van Ekris	Same	ICTC Group, Inc.	Common Stock	$36	*
Anthonie C. van Ekris	Same	Morgan Group Holdings, Inc.	Common Stock	$840	*
Salvatore J. Zizza	Same	Gabelli Associates Fund	Membership Interests	$2,069,694	*
Salvatore J. Zizza	Same	Gabelli Performance Partners L.P.	Limited Partnership Interests	$298,087	*

*	An asterisk indicates that the ownership amount constitutes less than 1% of the total interests outstanding.

Director and Officer Compensation

No director, officer, or employee of G.distributors, LLC (“G.distributors” or the “Distributor”), the Adviser or an affiliated company receives any compensation from the Funds for serving as an Officer or Director of the Company. The Company pays each Independent Director who is not a director, officer, or employee of the Adviser or any of its affiliates $18,000 per annum and $2,000 per meeting attended in person and $500 per meeting attended by telephone and reimburses each Director for related travel and out of pocket expenses. The Company also pays each Director serving as a member of the Proxy Voting or Nominating Committees a fee of $500 per meeting attended. The lead director receives an additional $2,000 per annum and the Chairman of the Audit Committee receives an additional $3,000 per annum. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain special meetings or committee meetings on behalf of multiple funds. Directors and Officers of the Funds who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement from the Company.

The following table sets forth certain information regarding the compensation of the Company’s Directors. No executive officer or person affiliated with the Company received compensation in excess of $60,000 from the Company for the fiscal year ended September 30, 2014.

Compensation Table

Aggregate Compensation from Registrant (Fiscal Year)

Name of Person and Position	Aggregate Compensation from the Funds	Aggregate Compensation from the Company and Fund Complex*

INTERESTED DIRECTORS:

Mario J. Gabelli, CFA Director	$0	$0 (0)
John D. Gabelli Director	$0	$0 (0)

INDEPENDENT DIRECTORS:
Anthony J. Colavita Director	$26,000	$403,500 (36)
Vincent D. Enright Director	$28,000	$204,500 (16)
Robert J. Morrissey Director	$26,000	$70,500 (6)
Kuni Nakamura Director	$26,000	$152,500 (13)
Anthony R. Pustorino Director	$29,000	$194,750 (13)
Anthonie C. van Ekris Director	$26,000	$193,000 (20)
Salvatore J. Zizza Director	$28,000	$331,000 (30)

*	Represents the total compensation paid to such persons for the calendar year ended December 31, 2014. The parenthetical number represents the number of investment companies (including the Funds or portfolios thereof) from which such person receives compensation and which are considered part of the same Fund Complex as the Company because they have common or affiliated investment advisers.

Code of Ethics

The Company, its Adviser, and Distributor have adopted a code of ethics (the “Code of Ethics”) under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Funds.

Proxy Voting Policies

The Company, on behalf of the Funds, has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Funds. Under the Proxy Voting Policy, portfolio securities held by a Fund are to be voted in the best interests of that Fund.

Normally, the Adviser exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the “Proxy Guidelines”) set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to elect the board of directors, to classify the board of directors, to select the independent registered public accounting firm, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or bylaw amendments, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders’ rights to call special meetings, to consider the non-financial effects of a merger, to limit shareholders’ rights to act by written consent, to approve executive and director compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes, and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, asset sales, or liquidations.

A Proxy Voting Committee comprised of senior representatives of the Adviser and its affiliated investment advisers has the responsibility for the content, interpretation, and application of the Proxy Guidelines. In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of Institutional Shareholder Services Inc. (“ISS”) and its Corporate Governance Service, other third-party services, and the analysts of G.distributors, will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer’s board of directors and not contrary to the Proxy Guidelines; (2) consistent with the recommendations of the issuer’s board of directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) contrary to the recommendations of the issuer’s board of directors but is consistent with the Proxy Guidelines.

All matters identified by the Chairman of the Proxy Voting Committee, the Director of Proxy Voting Services, or the Adviser’s Legal Department as controversial, taking into account the recommendations of ISS or other third party services and the analysts of G.research, will be presented to the Proxy Voting Committee. If the Chairman of the Proxy Voting Committee, the Director of Proxy Voting Services, or the Adviser’s Legal Department has identified the matter as one that (1) is controversial; (2) would benefit from deliberation by the Proxy Voting Committee; or (3) may give rise to a conflict of interest between the Adviser and its clients, the Chairman of the Proxy Voting Committee will initially determine what vote to recommend that the Adviser should cast and the matter will go before the Proxy Voting Committee.

For matters submitted to the Proxy Voting Committee, each member of the Proxy Voting Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the Chief Investment Officer and any recommendations by G.research’s analysts. The Chief Investment Officer or G.research’s analysts may be invited to present their viewpoints. If the Adviser’s Legal Department believes that the matter before the Proxy Voting Committee is one with respect to which a conflict of interest may exist between the Adviser and its clients, legal counsel will provide an opinion to the Proxy Voting Committee concerning the conflict. If legal counsel advises that the matter is one in which the interests of the clients of the Adviser may diverge, the Proxy Voting Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will advise concerning the likely risks and merits of such an appraisal action.

Where a proxy proposal raises a material conflict between the interests of the Funds’ shareholders on the one hand, and those of the Funds’ Adviser, or the principal underwriters or other principal underwriter on the other hand, the conflict will be brought to the Board’s Proxy Voting Committee of the Company to determine a resolution. The Proxy Voting Committee may determine to resolve such conflicts itself, may ask the Independent Directors of the relevant Funds to vote the proxies, which would potentially include the ad hoc Proxy Voting Committee, or may delegate the voting of such proxies to an independent person.

Each matter submitted to the Proxy Voting Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Committee, the Chairman of the Proxy Voting Committee will break the tie. The Proxy Voting Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.

The Company files Form N-PX with its complete proxy voting record for the twelve months ended June 30 no later than August 31 of each year. This filing is available without charge, upon request, by calling toll-free (800) 422-3554 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of December 31, 2014, the following persons were known to own of record or beneficially 5% or more of the outstanding voting securities of any class of any Fund:

NAME AND ADDRESS		% OF CLASS	NATURE OF OWNERSHIP

Small Cap Growth Fund:

Class AAA	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO, CA 94105-1905	48.34%†	Beneficial*

	NATIONAL FINANCIAL SERV CORP FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS NEW YORK, NY 10281-1011	15.70%	Beneficial*

Class A	PERSHING LLC JERSEY CITY, NJ 07399-0001	13.62%	Beneficial*

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER ST. LOUIS, MO 63103-2523	13.26%	Beneficial*

	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE, FL 32246-6484	7.98%	Beneficial*

Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER ST. LOUIS, MO 63103-2523	19.69%	Beneficial*

	MORGAN STANLEY SMITH BARNEY JERSEY CITY, NJ 07311	10.81%	Beneficial*

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER ST. PETERSBURG, FL 33716-1100	8.87%	Beneficial*

	PERSHING LLC JERSEY CITY, NJ 07399-0001	8.39%	Beneficial*

	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE, FL 32246-6484	7.71%	Beneficial*

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER WEEHAWKEN, NJ 07086-6761	5.89%	Beneficial*

Class I	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER ST. LOUIS, MO 63103-2523	42.47%†	Beneficial*

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER WEEHAWKEN, NJ 07086-6761	22.74%	Beneficial*

	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE, FL 32246-6484	8.51%	Beneficial*

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO, CA 94105-1905	5.19%	Beneficial*

	NATIONAL FINANCIAL SERVICES FOR THE BENEFIT OF THEIR CUSTOMERS JERSEY CITY, NJ 07310-2010	5.45%	Beneficial*

Equity Income Fund:

Class AAA	NATIONAL FINANCIAL SERV CORP FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS JERSEY CITY, NJ 07310-2010	40.35%†	Beneficial*

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO, CA 94105-1905	25.11%	Beneficial*

	PERSHING LLC JERSEY CITY, NJ 07399-0001	5.65%	Beneficial*

Class A	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER ST. LOUIS, MO 63103-2523	16.24%	Beneficial*

	PERSHING LLC JERSEY CITY,NJ 07399-0001	11.91%	Beneficial*

	MORGAN STANLEY SMITH BARNEY JERSEY CITY, NJ 07311	9.94%	Beneficial*

	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE, FL 32246-6484	6.24%	Beneficial*

Class C	MORGAN STANLEY SMITH BARNEY JERSEY CITY, NJ 07311	27.69%	Beneficial*

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER ST. LOUIS, MO 63103-2523	17.97%	Beneficial*

	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE, FL 32246-6484	15.97%	Beneficial*

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER WEEHAWKEN, NJ 07086-6761	9.58%	Beneficial*

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER ST. PETERSBURG, FL 33716-1100	9.30%	Beneficial*

Class I	MORGAN STANLEY SMITH BARNEY JERSEY CITY, NJ 07311	34.86%	Beneficial*

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER ST. LOUIS, MO 63103-2523	19.22%†	Beneficial*

	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE, FL 32246-6484	7.71%	Beneficial*

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER WEEHAWKEN, NJ 07086-6761	23.56%	Beneficial*

Focus Five Fund:

Class AAA	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER ST PETERSBURG, FL 33716-1100	17.56%	Beneficial*

	NATIONAL FINANCIAL SERVICES LLC JERSEY CITY, NJ 07310-2010	16.83%	Beneficial*

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO, CA 94105-1905	11.89%	Beneficial*

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER ST. LOUIS, MO 63103-2523	8.92%	Beneficial*

Class A	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER WEEHAWKEN, NJ 07086-6761	31.25%†	Beneficial*

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER ST. LOUIS, MO 63103-2523	15.02%	Beneficial*

	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE, FL 32246-6484	7.29%	Beneficial*

	MORGAN STANLEY SMITH BARNEY JERSEY CITY, NJ 07311	6.51%	Beneficial*

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER ST PETERSBURG, FL 33716-1100	5.70%	Beneficial*

	PERSHING LLC JERSEY CITY, NJ 07399-0001	8.96%	Beneficial*

Class C	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER WEEHAWKEN, NJ 07086-6761	26.34%†	Beneficial*

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER ST LOUIS, MO 63103-2523	20.51%	Beneficial*

	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE, FL 32246-6484	18.23%	Beneficial*

	MORGAN STANLEY SMITH BARNEY JERSEY CITY, NJ 07311	11.02%	Beneficial*

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER ST PETERSBURG, FL 33716-1100	6.88%	Beneficial*

CLASS I	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER WEEHAWKEN, NJ 07086-6761	41.97%	Beneficial*

	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE, FL 32246-6484	20.44%†	Beneficial*

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER ST LOUIS, MO 63103-2523	9.07%	Beneficial*

	MORGAN STANLEY SMITH BARNEY JERSEY CITY, NJ 07311	9.30%	Beneficial*

	STEEL EXCEL INC SAN RAMON, CA 94583-9137	5.54%	Record

*	Beneficial ownership is disclaimed.
†	Beneficial ownership of shares representing 25% or more of the outstanding shares of the Fund may be deemed to represent control, as that term is defined in the 1940 Act.

As of December 31, 2014, as a group, the Officers and Directors of each Fund owned less than 1% of each of the Equity Income Fund, the Small Cap Growth Fund, and the Focus Five Fund, aggregating all classes of each Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Adviser is a New York limited liability company which serves as an investment adviser to fifteen open-end and eleven closed-end registered management investment companies and a Luxembourg SICAV with combined aggregate net assets of approximating $26.2 billion as of September 30, 2014. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a “controlling person” of the Adviser on the basis of his controlling interest in GBL, the parent company of the Adviser. The Adviser has several affiliates that provide investment advisory services: GAMCO Asset Management, Inc. a wholly owned subsidiary of GBL, acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and for The GAMCO Mathers Fund, and as sub-adviser to certain third party investment funds, which include registered investment companies, and had assets under management of approximately of $19.7 billion as of September 30, 2014; Teton Advisors, Inc., an affiliate of the Adviser with assets under management of approximately $2.0 billion as of September 30, 2014, acts as investment adviser to The TETON Westwood Funds and separately managed accounts. Gabelli Securities, Inc., a majority owned subsidiary of GBL, acts as investment adviser to certain alternative investment products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $899 million as of September 30, 2014; and Gabelli Fixed Income, LLC, an indirect wholly owned subsidiary of GBL, acts as investment adviser for separate accounts having assets under management of approximately $60 million as of September 30, 2014. Teton Advisors, Inc., was spun off by GBL in March 2009 and is an affiliate of GBL by virtue of Mr. Gabelli’s ownership of GGCP, Inc., the principal shareholder of Teton Advisors, Inc. as of September 30, 2014.

Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Funds. The securities in which the Funds might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called “poison pill” or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Funds if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Funds in seeking to achieve their investment objectives. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Funds. The Funds may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.

The Adviser currently serves as investment adviser to the Funds pursuant to investment advisory contracts (the “Contracts”). Pursuant to the Contracts, which were initially approved by each Fund’s sole shareholder on October 2, 1991 for the Small Cap Growth Fund, December 9, 1991 for the Equity Income Fund and December 31, 2002 for the Focus Five Fund, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes the day to day investment decisions for the Funds, arranges the portfolio transactions for each Fund, and generally manages each Fund’s investments in accordance with the stated policies of each Fund, subject to the general supervision of the Board.

Under the Contracts, the Adviser also: (i) provides the Funds with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide effective administration of the Funds, including maintaining certain books and records and overseeing the activities of the Funds Custodian (as defined below) and Transfer Agent (as defined below); (ii) oversees the performance of administrative and professional services to the Funds by others, including BNY Mellon Investment Servicing (US) Inc., the Funds’ Sub-Administrator (the “Sub-Administrator” or “BNY Mellon”), State Street Bank and Trust Company (“State Street”), the Funds’ Custodian, Transfer Agent, and Dividend Disbursing Agent, as well as accounting, auditing, and other services performed for the Funds; (iii) provides the Funds with adequate office space and facilities; (iv) supervises the preparation of, but does not pay for, the periodic updating of the Funds’ registration statement, Prospectuses, and SAI, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, the Funds’ tax returns, and reports to each Fund’s shareholders and the SEC; (v) supervises, but does not pay for the calculation of the NAV per share of each class of each Fund; (vi) supervises the preparation of, but does not pay for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification of the Funds and/or their shares under such laws; and (vii) prepares notices and agendas for meetings of the Company Board and minutes of such meetings in all matters required by applicable law to be acted upon by the Board.

The cost of calculating each Fund’s NAV per share is an expense payable by the Company pursuant to the Contracts. To the extent that a portion of the sub-administration fee is used to pay for personnel and equipment related to calculating the NAV, each Fund will reimburse the Adviser for such expense up to $45,000 in connection with the cost of computing the Funds’ NAV. During the fiscal year ended September 30, 2014, the Small Cap Growth, Equity Income, and Focus Five Funds reimbursed the Adviser $45,000, $45,000, and $45,000, respectively, in connection with the cost of computing each Fund’s NAV.

The Contracts provide that absent willful misfeasance, bad faith, gross negligence, or reckless disregard of its duty, the Adviser and its employees, officers, directors, and controlling persons are not liable to the Funds or any of their investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Funds. However, the Contracts provide that the Funds are not waiving any rights they may have with respect to any violation of law which cannot be waived. The Contracts also provide indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Funds. The Contracts in no way restrict the Adviser from acting as adviser to others. The Funds have agreed by the terms of the Contract that the word “Gabelli” in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that, therefore, such name may be freely used by the Adviser for other investment companies, entities, or products. The Funds have further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Funds will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include “Gabelli.”

By their terms, the Contracts will remain in effect from year to year, provided each such annual continuance is specifically approved by the Company’s Board or by a “majority” (as defined pursuant to the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Independent Directors cast in person at a meeting called specifically for the purpose of voting on the continuance of the Contracts. The Contracts are terminable without penalty by each Fund on sixty days’ written notice when authorized either by a majority vote of its outstanding voting shares or by a vote of a majority of its Board, or by the Adviser on sixty days’ written notice, and will automatically terminate in the event of its “assignment” as defined by the 1940 Act.

As compensation for the Adviser’s services and related expenses borne by the Adviser, each Fund pays the Adviser a fee computed daily and payable monthly at the annual rate of 1.00% of each Fund’s net assets and allocable to each class on the basis of assets attributable to such class. For the last three fiscal years ended September 30, each Fund paid investment advisory fees to the Adviser amounting to:

Advisory Fees Paid to Adviser by Each Fund

(Fiscal years ended September 30)

	2014	2013		2012
Small Cap Growth Fund	$35,927,009	$25,964,243		$21,368,711
Equity Income Fund	$27,755,898	$23,496,165		$21,048,662
Focus Five Fund	$5,319,249	$1,793,203	(1)	$126,430	(1)

(1)	Amount reflects advisory fees prior to reimbursement and recovery of expenses by the Adviser.

Prior to January 31, 2014, the Adviser had contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Focus Five Fund to the extent necessary to maintain the Focus Five Fund’s Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, acquired fund fees and expenses, distribution expenses in excess of 0.25% per year and extraordinary expenses) at certain specified levels. Pursuant to this agreement, the Adviser reimbursed expenses of the Focus Five Fund as follows:

Advisory Fees Reimbursed by the Focus Five Fund

(Fiscal years ended September 30)

Advisory Fees Reimbursed
2014	$0
2013	$140,973
2012	$(86,213)

This arrangement terminated on January 31, 2014. In addition, the Focus Five Fund had agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 1.70%, 1.70%, 2.45%, and 1.45% on an annualized basis for Class AAA, Class A, Class C, and Class I Shares, respectively. Due to the increase in the size of the Focus Five Fund and the Fund having repaid all advances to the Adviser during fiscal year 2013, no reimbursement or recoupment amounts are due.

Portfolio Manager Information

Other Accounts Managed

The table below provides summary information regarding other accounts for which each portfolio manager was primarily responsible for day to day management during the fiscal year ended September 30, 2014.

EXCLUDES SMALL CAP GROWTH FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
1. Mario J. Gabelli, CFA	Registered Investment Companies:	25	$22.3 billion	6	$5.1 billion
	Other Pooled Investment Vehicles:	15	$636.7 million	13	$628.8 million
	Other Accounts:	1,678	$17.6 billion	23	$2.4 billion

EXCLUDES EQUITY INCOME FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
1. Mario J. Gabelli, CFA	Registered Investment Companies:	25	$23.0 billion	6	$5.1 billion
	Other Pooled Investment Vehicles:	15	$636.7 million	13	$628.8 million
	Other Accounts:	1,678	$17.6 billion	23	$2.4 billion

EXCLUDES FOCUS FIVE FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
1. Daniel M. Miller	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	6	$2.2 million	0	$0

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when the Portfolio Managers also have day to day management responsibilities with respect to one or more other accounts. These potential conflicts include:

Allocation of Limited Time and Attention. Because the portfolio managers manage more than one account, they may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if they were to devote substantially more attention to the management of only a Fund.

Allocation of Limited Investment Opportunities. If the portfolio managers identify an investment opportunity that may be suitable for multiple accounts, the Fund or Funds may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among these accounts or other accounts managed primarily by other portfolio managers of the Adviser and its affiliates.

Pursuit of Differing Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which they exercise investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more other accounts.

Selection of Broker-Dealers. A Portfolio Manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds or accounts that he or she supervises. In addition to providing execution of trades, some brokers and dealers provide the Adviser with brokerage and research services. These services may be more beneficial to certain funds or accounts of the Adviser and its affiliates than to others. Although the payment of brokerage commissions is subject to the requirement that the Adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds or other accounts that the Adviser and its affiliates manage. In addition, with respect to certain types of accounts (such as pooled investment vehicles and other accounts managed for organizations and individuals), the Adviser may be limited by the client concerning the selection of brokers or may be instructed to direct trades to particular brokers. In these cases, the Adviser or its affiliates may place separate, non-simultaneous transactions in the same security for a Fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of a Fund or the other account. Because of Mr. Gabelli’s position with the Funds’ Distributor and his indirect majority ownership interest in the Distributor, he may have an incentive to use the Distributor to execute portfolio transactions for the Funds even if using the Distributor is not in the best interest of the Funds.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the accounts that they manage. If the structure of the Adviser’s management fee or the portfolio manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the portfolio managers may be motivated to favor certain accounts over others. The portfolio managers also may be motivated to favor accounts in which they have investment interests, or in which the Adviser or its affiliates have investment interests. In Mr. Gabelli’s case, the

Adviser’s compensation (and expenses) for the Funds are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with non-performance fee based accounts. In addition, he has investment interests in several of the funds managed by the Adviser and its affiliates. Similarly, the desire to maintain assets under management or to enhance a portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those accounts that could most significantly benefit that portfolio manager.

The Adviser and the Funds have adopted compliance policies and procedures that are reasonably designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

Compensation Structure for Daniel M. Miller

The compensation of the portfolio managers for the Gabelli Funds is structured to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. Mr. Miller receives a compensation package that includes a minimum draw or base salary, equity-based incentive compensation via awards of restricted stock, and incentive-based variable compensation based on a percentage of net revenue received by the Adviser for managing the Focus Five Fund and separate accounts to the extent that the amount exceeds a minimum level of compensation. Net revenues are determined by deducting from gross investment management fees certain of the firm’s expenses (other than the respective portfolio manager’s compensation) allocable to the Focus Five Fund.

This method of compensation is based on the premise that superior long term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. Equity-based incentive compensation is based on an evaluation by the Adviser’s parent, GAMCO Investors, Inc., of quantitative and qualitative performance evaluation criteria.

Mr. Miller also receives compensation from G.research for services performed in his capacity as an employee of G.research, an affiliate of the Adviser.

Compensation Structure for Mario J. Gabelli, CFA

Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by the Adviser for managing the Equity Income Fund and Small Cap Growth Fund. Net revenues are determined by deducting from gross investment management fees the firm’s expenses (other than Mr. Gabelli’s compensation) allocable to these Funds. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby the Adviser will only receive its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of his compensation is based on a percentage of net revenues received by the Adviser for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the Adviser’s parent company, GBL, Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus, and no stock options.

Ownership of Shares in the Fund

Set forth in the table below is the dollar range of equity securities in the Funds beneficially owned by each of the portfolio managers:

Name	Fund	Dollar Range of Equities Securities Held in each Fund*
Mario J. Gabelli, CFA	Small Cap Growth Fund Equity Income Fund Focus Five Fund	G G G

Daniel M. Miller	Focus Five Fund	F

*	Key to Dollar Ranges – Information as of September 30, 2014

A. None

B. $1 – $10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. $100,001 – $500,000

F. $500,001 – $1,000,000

G. over $1,000,000

The Sub-Administrator

The Adviser has entered into an agreement (the “Sub-Administration Agreement”) with BNY Mellon, which is located at 301 Bellevue Parkway, Wilmington, DE 19809. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Corporation’s operations except those performed by the Adviser under its advisory agreement with the Funds’; (b) supplies the Funds with office facilities (which may be in the Sub-Administrator’s own offices), statistical and research data, data processing services, clerical, accounting, and bookkeeping services, including, but not limited to, the calculation of the NAV of each class of each Funds’ shares, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all of the Company’s Board meetings, including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board meetings; (d) prepares reports to the Company’s shareholders, tax returns, and reports to and filings with the SEC and state “Blue Sky” authorities; (e) provides any equipment or services necessary for the purpose of pricing shares or valuing each Fund’s investment portfolio, (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Code, and each Fund’s investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Company in a manner consistent with the requirements of the 1940 Act.

For the services it provides, the Adviser pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser as follows: up to $10 billion-0.0275%; $10 billion to $15 billion-0.0125%; over $15 billion-0.0100%. The Sub-Administrator’s fee is paid by the Adviser and will result in no additional expenses to the the Funds.

Counsel

Skadden, Arps, Slate, Meagher & Flom LLP, Four Times Square, New York, New York 10036, serves as the Company’s legal counsel.

Independent Registered Public Accounting Firm

Ernst & Young LLP (“EY”), Five Times Square, New York, NY, 10036-6530, independent registered public accounting firm, has been selected to audit the Funds’ annual financial statements.

Custodian, Transfer Agent, and Dividend Disbursing Agent

State Street, 225 Franklin Street, Boston, Massachusetts 02110 is the Custodian (the “Custodian”) for each Fund’s cash and securities. Boston Financial Data Services, Inc. (“BFDS” or the “Transfer Agent”), an affiliate of State Street, located at The BFDS Building, 30 Dan Road, Canton, MA 02021-2809, performs the shareholder services on behalf of State Street and acts as each Fund’s transfer agent and dividend disbursing agent. Neither BFDS or State Street assists in or is responsible for investment decisions involving assets of the Funds.

Distributor

To implement each Fund’s 12b-1 Plans, each Fund has entered into a Distribution Agreement with G.distributors, a Delaware limited liability company which is a wholly-owned subsidiary of GBL having its principal offices located at One Corporate Center, Rye, New York 10580-1422. The Distributor acts as agent of each Fund’s shares on a best efforts basis. The Distributor also acts as distributor for other funds in the Fund Complex.

Set forth in the table below are the aggregate amount of underwriting commissions and the amount retained by the Distributor during the fiscal year ended September 30, 2014:

	Fiscal Year Ended September 30	Aggregate Commissions	Amounts Retained by Distributor
Small Cap Growth Fund	2012	$538,547	$75,588
	2013	$1,148,016	$163,847
	2014	$861,490	$126,190

Equity Income Fund	2012	$733,037	$108,428
	2013	$1,145,714	$172,876
	2014	$1,529,109	$230,659

Focus Five Fund	2012	$104,036	$13,189
	2013	$1,312,862	$187,661
	2014	$708,340	$103,220

Set forth in the table below are the amount of commissions and other compensation received by the Distributor during the fiscal year ended September 30, 2014:

	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Small Cap Growth Fund	$126,190	$33,747	$288,863	$0
Equity Income Fund	$230,659	$27,464	$79,684	$0
Focus Five Fund	$103,220	$41,160	$0	$0

DISTRIBUTION PLANS

Each Fund has adopted a separate distribution and service plan (each, a “Plan” and collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act on behalf of each Fund’s Class AAA Shares, Class A Shares, and Class C Shares. Payments may be made by each Fund under each Plan for the purpose of financing any activity primarily intended to result in the sales of shares in the class to which such Plan relates as determined by the Board. Such activities typically include advertising, compensation for sales and marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead. To the extent any activity is one which a Fund may finance without a distribution plan, a Fund may also make payments to finance such activity outside of the Plans and not be subject to their limitations. Payments under the Plans are not dependent on distribution expenses actually incurred by the Distributor. The Plans compensate the Distributor regardless of expense and accordingly a portion of the payments by each Fund may be used indirectly to finance distribution activities on behalf of other Gabelli/GAMCO funds, and a portion of the payments by such other funds may be used to finance distribution activities on behalf of each Fund. The Plans are intended to benefit the Funds, among other things, by increasing its assets and thereby reducing the Funds’ expense ratio.

Under its terms, each Plan remains in effect so long as its continuance is specifically approved at least annually by vote of the Company’s Board, including a majority of the Independent Directors. No Plan may be amended to materially increase the amount to be spent for services provided by the Distributor thereunder without shareholder approval, and all material amendments of any Plan must also be approved by the Directors in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act). Under each Plan, the Distributor will provide the Directors with periodic reports of amounts expended under each Plan and the purpose for which such expenditures were made.

Pursuant to each Plan, the Board will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of each Fund by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures.

For the fiscal year ended September 30, 2014, the Small Cap Growth Fund, Equity Income Fund, and Focus Five Fund incurred distribution costs of $8,902,887, $7,924,275, and $1,455,424, respectively, to G.distributors for underwriting. The Plan compensates the Distributor regardless of its expense.

Distribution Costs and Expenses

Incurred for the Year Ended September 30, 2014

	Class AAA	Class A	Class C
Small Cap Growth Fund	$5,849,875	$847,092	$2,205,920
Equity Income Fund	$4,492,920	$595,013	$2,836,342
Focus Five Fund	$145,008	$530,867	$779,549

For the fiscal year ended September 30, 2014, the Distributor identified expenditures for the Small Cap Growth Fund, Equity Income Fund, and Focus Five Fund, respectively, of approximately: $136,100, $84,700, and $22,400 for advertising and promotion, $16,600, $7,300, and $3,000 for printing, postage and stationery, $40,300, $20,200, and $6,600 for overhead support expenses, $723,700, $649,900, and $507,200 for advanced commissions, $690,200, $696,900, and $870,500 for salaries of personnel of the Distributor and $6,966,400, $ 4,539,100, and $552,400 for third party servicing fees.

Pursuant to the Plans, each Fund pays the Distributor 0.25% of their average daily net assets of Class AAA Shares and Class A Shares and 1.00% (0.25% for service and 0.75% for distribution) of its average daily net assets of Class C Shares. Due to the possible continuing nature of Rule 12b-1 payments, long term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”). Pursuant to the Distribution Agreements, each Fund appoints the Distributor as its general distributor and exclusive agent for the sale of that Fund’s shares. Each Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under federal securities laws. The Distribution Agreements shall remain in effect from year to year provided that continuance of such agreements shall be approved at least annually by the Company’s Board, including a vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party thereto upon sixty days’ written notice.

The amounts included in a previous paragraph as third party servicing fees include amounts paid to the providers of various programs that make shares available to their customers. Subject to approvals by the Board, each of the Funds also make payments to the providers of these programs, out of their assets other than Rule 12b-1 payments, in amounts not greater than the savings of expenses a Fund would otherwise incur in maintaining shareholder accounts for those who invest in a Fund directly rather than through these programs. The Adviser and its affiliates may also pay for all or a portion of these program’s charges out of their financial resources other than Rule 12b-1 fees.

Class A and Class C Shares for each Fund were first offered to the public on December 31, 2003 (except for Focus Five Fund which commenced investment operations for all classes on December 31, 2002). Class I Shares were issued on January 11, 2008.

Shares of the Funds may also be purchased through shareholder agents that are not affiliated with the Company or the Distributor. There is no sales or service charge imposed by the Funds other than as described in the Prospectus for Class A, Class C, and Class I Shares under the “Classes of Shares” section, but agents who do not receive distribution payments or sales charges may impose a charge to the investor for their services. Such fees may vary among agents, and such agents may impose higher initial or subsequent investment requirements than those established by the Funds. Services provided by broker-dealers may include allowing the investor to establish a margin account and to borrow on the value of the Funds’ shares in that account. It is the responsibility of the shareholder’s agent to establish procedures which would assure that upon receipt of an order to purchase shares of the Funds the order will be transmitted so that it will be received by the Distributor before the time when the price applicable to the buy order expires.

No Independent Director of the Company had a direct or indirect financial interest in the operation of any Plan or related agreements. Those interested persons who beneficially own stock in affiliates of the Adviser or the Distributor or are employed by one of the Gabelli companies may be deemed to have an indirect financial interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser and its affiliates currently serve as investment adviser to a number of investment companies and private account clients and may in the future act as adviser to others. It is the policy of the Adviser and its affiliates to allocate investments suitable and appropriate for each such client in a manner believed by the Adviser to be equitable to each client. In making such allocations among the Funds and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Funds and other client accounts.

Under each Contract the Adviser is authorized on behalf of each Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient, and reliable execution and clearance of such transactions at the most favorable price obtainable (“best execution”) at a reasonable expense. The Adviser is permitted to (1) direct Fund portfolio brokerage to G.research, an affiliate of the Adviser and a broker-dealer member of FINRA; and (2) pay commissions to brokers other than G.research which are higher than what might be charged by another qualified broker to obtain brokerage and/or research services considered by the Adviser to be useful or desirable for its investment management of the Funds and/or other advisory accounts under the management of the Adviser and any investment adviser affiliated with it. The Adviser does not consider the sales of shares of the Funds or other investment funds managed by the Adviser and its affiliates by brokers, including G.research, as a factor in its selection of brokers or dealers for each Fund’s portfolio transactions and has adopted compliance policies and procedures for itself and its affiliates to prevent any such transactions on that basis.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions, which may vary among brokers. Transactions in securities other than those for which a securities exchange is the principal market are generally executed through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission is paid whenever it appears that the broker can obtain a price that is at least as favorable taking into account its commissions. In general, there may be no stated commission on principal transactions in OTC securities, but the prices of such securities usually include undisclosed commissions or markups. Option transactions will usually be effected through a broker and a commission will be charged. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as a concession or discount.

The Adviser currently serves as investment adviser to a number of investment company clients and private accounts and may in the future act as adviser to others. Affiliates of the Adviser act as investment adviser to numerous private accounts and adviser to other investment companies. It is the policy of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among the Funds and others whose assets they manage in such manner as it deems equitable. In making such allocations among the Funds and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the portfolios of the Funds and other client accounts.

The policy of each Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement each Fund’s policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes can obtain the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Funds or the Adviser of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended. In doing so, the Funds may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: (i) information as to the availability of securities for purchase or sale; (ii) statistical or factual information or opinions pertaining to investments; (iii) wire services; and (iv) appraisals or evaluations of potential and existing investments.

Research services furnished by brokers or dealers through which the Funds effect security transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of such other accounts. The purpose of this sharing of research information is to avoid duplicative charges for research provided by brokers and dealers. Neither the Funds nor the Adviser has any agreement or legally binding understanding with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Adviser considers the level of services provided and, based on such determinations, the Adviser allocated brokerage commissions of $2,617 for Small Cap Growth Fund, $0 for Equity Income Fund, and $486,342 for Focus Five Fund, respectively, on portfolio transactions in the principal amount of$910,323, $0,and $520,753,020 for Small Cap Growth Fund, Equity Income Fund, and Focus Five Fund, respectively, during the fiscal year ended September 30, 2014. The average commissions on these transactions were $0.015, $0, and $0.029 per share for Small Cap Growth Fund, Equity Income Fund, and Focus Five Fund, respectively.

Investment research obtained by allocations of a Fund’s brokerage is used to augment the scope and supplement the internal research and investment strategy capabilities of the Adviser but does not reduce the overall expenses of the Adviser to any material extent. Such investment research may be in written form or through direct contact with individuals and includes information on particular companies and industries as well as market, economic, or institutional activity areas. Research services furnished by brokers through which a Fund effects securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of the other accounts of the Adviser and its advisory affiliates, and research information received for the commissions of those particular accounts may be useful both to a Fund and one or more of such other accounts.

The Adviser may also place orders for the purchase or sale of portfolio securities with G.research when it appears that, as an introducing broker or otherwise, G.research can obtain a price, execution, and commission which is at least as favorable as that obtainable by other qualified brokers and at a commission rate at least as favorable as it provides to its best customers for similar transactions. As required by Rule 17e-1 under the 1940 Act, the Board has adopted procedures which provide that the commissions paid to G.research on brokerage transactions must not exceed those which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price or it is what G.research charges its most favored customers on similar transactions. Rule 17e-1 under the 1940 Act and the Company’s procedures contain requirements that the Board, including the Independent Directors, review such commissions and transactions quarterly and procedures at least annually to determine their continuing appropriateness. The Adviser and G.research are also required to furnish reports and maintain records in connection with such reviews.

To obtain the best execution of portfolio trades on the NYSE, G.research controls and monitors the execution of such transactions on the floor of the NYSE through independent “floor brokers” or the Designated Order Turnaround System of the NYSE. Such transactions are then cleared, confirmed to each Fund for the account of G.research, and settled directly with the Custodian of the Funds by a clearing house member firm which remits the commission less its clearing charges to the G.research. G.research may also effect each Fund’s portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the NYSE. In addition, G.research may directly execute transactions for the Funds on the floor of any exchange, provided: (i) the Company’s Board has expressly authorized G.research to effect such transactions; and (ii) G.research annually advises the Funds of the aggregate compensation it earned on such transactions.

The following table sets forth certain information regarding each Fund’s payment of brokerage commissions for the past three fiscal years:

Small Cap Growth Fund

	Year ended September 30	Commissions Paid
Total Brokerage Commissions	2012	$389,633
	2013	$249,018
	2014	$505,146
Commissions paid to G.research	2012	$225,905
	2013	$164,578
	2014	$288,863
% of Total Brokerage Commissions paid to G.research	2014	57.18%
% of Total Transactions involving Commissions paid to G.research	2014	53.47%

Equity Income Fund

	Year ended September 30	Commissions Paid
Total Brokerage Commissions	2012	$328,158
	2013	$297,324
	2014	$109,552
Commissions paid to G.research	2012	$246,122
	2013	$224,461
	2014	$79,684
% of Total Brokerage Commissions paid to G.research	2014	72.74%
% of Total Transactions involving Commissions paid to G.research	2014	66.66%

Focus Five Fund

	Year ended September 30	Commissions Paid
Total Brokerage Commissions	2012	$27,404
	2013	$158,802
	2014	$600,277
Commissions paid to G.research	2012	$500
	2013	$0
	2014	$0
% of Total Brokerage Commissions paid to G.research	2014	0%
% of Total Transactions involving Commissions paid to G.research	2014	0%

During the fiscal year ended September 30, 2014, the Equity Income Fund, Small Cap Growth Fund and Focus Five Fund did not purchase securities of its regular broker-dealers or its parents.

REDEMPTION OF SHARES

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected at the discretion of the Board and taken at their value used in determining each Fund’s NAV as described under “Determination of Net Asset Value”), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the shareholder has redeemed more than $250,000 over the preceding three months and the Adviser believes that economic conditions exist which would make payments in cash detrimental to the best interests of each Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. Each Fund will not distribute in-kind portfolio securities that are not readily marketable.

Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the NAV of that Fund’s shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered at any time in that shareholder’s name, or by seeking other redress. If a Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make that Fund whole.

The Funds impose a redemption fee of 2.00% of the total redemption amount if shareholders sell or exchange any of their shares within seven days of the date of a purchase. The fee, its manner of calculation and exceptions to its applicability are discussed in the Funds’ Prospectuses. The fee is not a sales charge (load) and is paid directly to the respective Fund and not to the Adviser or Distributor.

No minimum initial investment is required for Officers, Directors, or full-time employees of the Funds, other investment companies managed by the Adviser, the Adviser, the Sub-Administrator, the Distributor or their affiliates, including members of the “immediate family” of such individuals and retirement plans and trusts for their benefit. The term “immediate family” refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse’s siblings, a sibling’s spouse, and a sibling’s children.

DETERMINATION OF NET ASSET VALUE

NAV is calculated separately for each class of each Fund. The NAV of Class C Shares of each Fund, as applicable, will generally be lower than the NAV of Class AAA, Class A, or Class I Shares, as applicable, as a result of the higher service and distribution-related fees to which Class C Shares are subject. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

For purposes of determining each of the Fund’s NAV, portfolio securities listed or traded on a nationally recognized securities exchange or traded in the OTC market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices, or, if there were no asked prices quoted on such day, the security is valued at the most recently available bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price, or, if the Board so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such does not reflect fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: (i) analysis and review of available financial and non-financial information about the company, (ii) comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depositary Receipts securities at the close of U.S. exchanges; and (iii) evaluation of any other information that could be indicative of the value of the security.

The Funds may obtain valuations on the basis of prices provided by a pricing service approved by the Board. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Company’s Board. Additional information on fair valuation is provided in the Funds’ Prospectuses under “Pricing of Fund Shares.”

In addition, whenever developments in one or more securities markets after the close of the principal markets for one or more portfolio securities and before the time as of which the Funds determine their NAV would, if such developments had been reflected in such principal markets, likely have more than a minimal effect on any of the Funds’ NAV, that Fund or Funds may fair value such portfolio securities based on available market information as of the time each Fund determines its NAV.

NYSE Closings

The holidays (as observed) on which the NYSE is closed, and therefore days upon which shareholders cannot redeem shares, currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

ADDITIONAL INFORMATION CONCERNING TAXES

General

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of the Funds’ shares by U.S. persons who hold their shares as capital assets (generally, assets held as investments). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not purport to be complete or to deal with all aspects of U.S. federal income taxation that may be relevant to investors in light of their particular circumstances. No ruling has been or will be sought from the Internal Revenue Service (“IRS”) regarding any matter discussed herein. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position different from any of the tax aspects set forth below. Prospective investors should consult their own tax advisers with regard to the U.S. federal tax consequences of the purchase, ownership, or disposition of shares of the Funds, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund has elected to qualify and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) diversify its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of (I) any one issuer (other than U.S. government securities and the securities of other regulated investment companies), (II) any two or more issuers (other than regulated investment companies) that it controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more “qualified publicly traded partnerships.”

As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of such Fund’s investment company taxable income (which includes, among other items, dividends, interest, and the excess of any net short term capital gains over net long term capital losses) for the taxable year is distributed (or deemed distributed) in that taxable year. Any income or gains retained by the Funds will be subject to regular corporate-level income taxes. In addition, if a Fund were to fail to meet its annual distribution requirement or otherwise fail to qualify as a regulated investment company in any given year, that Fund would be subject to U.S. Federal income tax at regular corporate rates on all of its taxable income and gains in that year.

Each Fund will determine either to distribute or to retain for reinvestment all or part of any net long term capital gains. If any such gains are retained by any Fund, that Fund will be subject to tax on such retained amount. In that event, each Fund expects that it will designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes as long term capital gains, its share of the undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by that Fund against its federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of that Fund by an amount equal to the amount of undistributed capital gains included in such shareholder’s gross income net of such tax.

A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by a Fund in October, November, or December of that year, payable to shareholders of record on a date during any such month and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, a Fund must distribute during each calendar year an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98.2% of its capital gains in excess of its capital losses for the one year period generally ending on October 31 of the calendar year (unless an election is made by a Fund with a November or December year-end to use the Fund’s fiscal year) and (3) certain ordinary income and net capital gains for previous years that were not previously distributed. To avoid application of the excise tax, the Funds intend to make distributions in accordance with calendar year distribution requirements.

Gains or losses on the sale of securities by each Fund will be long term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short term capital gains or losses.

Certain options, futures contracts, and options on futures contracts are “section 1256 contracts”. Any gains or losses on section 1256 contracts are generally considered 60% long term and 40% short term capital gains or losses (“60/40”). Also, section 1256 contracts held by each Fund at the end of each taxable year are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Hedging transactions undertaken by each Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by each Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, each Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses, and/or accelerate the recognition of gains or losses from the affected straddle positions, and require the capitalization of interest expense, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long term capital gain, as described below, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

Distributions

Except as provided below, distributions of investment company taxable income, whether paid in cash or reinvested in the applicable Fund’s shares, are taxable to a U.S. shareholder as ordinary income. Properly designated distributions attributable to qualified dividends received by the Fund from certain U.S. and non-U.S. corporations are taxable to U.S. shareholders who are individuals at a reduced rate, provided that certain holding period and other requirements are met. Properly designated dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitations, be eligible for the dividends received deduction. The alternative minimum tax applicable to corporations, however, may reduce the value of the dividends received deduction.

Properly designated distributions of net capital gain (which consist of the excess of net long term capital gains over net short term capital losses) (“capital gain dividends”), if any, are taxable as long term capital gain, whether paid in cash or in shares and regardless of how long the shareholder has held its Fund shares, and are not eligible for the dividends received deduction. The current distribution policy of the Equity Income Fund is to pay a fixed amount on a monthly basis for each class of shares. This policy may restrict the Equity Income Fund’s ability to pay out all its net long term capital gains as a capital gain dividend. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of the Fund equal to the fair market value of such shares on the distribution date. If the NAV of shares is reduced below a shareholder’s cost as a result of a distribution by the Fund, such distribution may be taxable even though it represents a return of invested capital. The price of shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing shares just prior to a distribution will receive a distribution which will be taxable to them, even though the distribution represents in part a return of invested capital.

Disposition of Shares

Upon a redemption, sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be long term, if the shareholder’s holding period for the shares is more than twelve months. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of Fund dividends) within a sixty-one day period beginning thirty days before and ending thirty days after the date the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized by a shareholder on the redemption, sale, or exchange of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long term capital loss to the extent of any distributions of net capital gains (including amounts credited as an undistributed capital gain dividend) received by the shareholder with respect to such shares.

An exchange from one share class within a Fund to another share class within the same Fund is not a taxable transaction, provided that such classes have identical rights with respect to the Fund assets.

If a shareholder (i) incurs a sales load charge in acquiring shares in a Fund and, by reason of incurring such charge or acquiring the shares, acquires the right to acquire shares of one or more regulated investment companies without the payment of a load charge or with the payment of a reduced load charge (a “reinvestment right”), and (ii) disposes of the Fund shares before the 91st day after the date on which the shares were acquired and subsequently acquires shares in the Fund or in another regulated investment company before January 31 of the calendar year following the year of such disposition whereby the otherwise applicable load charge is reduced by reason of the reinvestment right, then the original load charge will not be taken into account for the purposes of determining the shareholder’s gain or loss on the disposition (to the extent the original load charge does not exceed the reduction in the subsequent load charge) subject to certain exceptions. To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder’s basis in such shares.

Medicare Tax

Certain U.S. holders who are individuals, estates or trusts and whose income exceeds certain thresholds will be required to pay a 3.8% Medicare tax on all or a portion of their “net investment income,” which includes dividends received from a Fund and capital gains from the sale or other disposition of a Fund’s stock.

Backup Withholding

The Company generally will be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or Social Security number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Other Taxes

Dividends, distributions and redemption proceeds may also be subject to additional state, local, and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends distributed to them will be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable), or that distributions and proceeds from the redemption or other disposition of Fund shares will be subject to withholding of U.S. tax at a rate of 30% in the case of certain non-U.S. entities that fail to satisfy applicable reporting and certification requirements regarding their owners and/or account holders.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Foreign Withholding Taxes

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Funds’ assets to be invested in various countries is not known. The Funds do not expect that they will be eligible to elect to “pass through” to their shareholders the ability to use the foreign tax deduction or foreign tax credit for foreign taxes paid by the Funds with respect to qualifying taxes.

Special Federal Income Tax Rules

Certain of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend, or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long term capital gain or qualified dividend income into higher taxed short term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. Each Fund will monitor its transactions and may, but is not required to, make certain tax elections in order to mitigate the effect of these provisions.

INVESTMENT PERFORMANCE INFORMATION

From time to time, each Fund may quote its performance in advertisements or in reports and other communications to shareholders, computed according to formulas prescribed by the SEC.

Each Fund’s performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of each Fund’s performance for any specified period in the future. In addition, when considering “average” total return figures for periods longer than one year, it is important to note that each Fund’s annual total returns for any one year in the period might have been greater or less than the average for the entire period. In addition, because the performance will fluctuate, it may not provide a basis for comparing an investment in each Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing each Fund’s performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies’ portfolio securities.

In reports or other communications to shareholders or in advertising material, each Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Inc., Morningstar, Inc., or similar independent services that monitor the performance of mutual funds or other industry or financial publications. It is important to note that the total return figures are based on historical results and are not intended to indicate future performance. Shareholders may make inquiries regarding each Fund’s total return figures to the Distributor.

In its reports, investor communications or advertisements, each Fund may also include: (i) descriptions and updates concerning its strategies and portfolio investments; (ii) its goals, risk factors, and expenses compared with other mutual funds; (iii) analysis of its investments by industry, country, credit quality, and other characteristics; (iv) a discussion of the risk/return continuum relating to different investments; (v) the potential impact of adding foreign stocks to a domestic portfolio; (vi) the general biography or work experience of the portfolio manager of the Fund; (vii) portfolio manager commentary or market updates; (viii) discussion of macroeconomic factors affecting the Fund and its investments; and (ix) other information of interest to investors.

In connection with communicating its yield or total return to current or prospective shareholders, the Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

DESCRIPTION OF THE FUNDS’ SHARES

Description of the Funds’ Shares

Each Fund is a series of Gabelli Equity Series Funds, Inc., which was incorporated in Maryland on July 25, 1991. The authorized capital stock consists of one billion shares of stock having a par value of one tenth of one cent ($0.001) per share. The Company is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the Funds’ shares to replace its Directors. The Company’s Board is authorized to classify or reclassify the unissued shares of the Company to one or more classes of a separate series of stock, each series representing a separate, additional portfolio. The Board currently has authorized the division of the unissued shares into three series each having a separate portfolio. The Funds offer Class AAA, Class A, Class C, and Class I Shares. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by the requisite proportion of the shares of the affected series. Each share of any class of each series of shares when issued has equal dividend, liquidation (see “Redemption of Shares”), and voting rights within the class for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate except where otherwise required by law and except that each class of each series will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements.

There are no conversion or preemptive rights in connection with any shares of the Funds. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at NAV per share, at the option of the shareholder.

The Company sends semiannual and annual reports to all shareholders which include lists of portfolio securities and each Fund’s financial statements, which will be audited annually. Unless a shareholder otherwise specifically requests in writing, a Fund may send a single copy of prospectuses and reports to shareholders to all accounts at the same address who have the same last name or who the Company reasonably believes are members of the same family. The shares of each Fund have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the Directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board. Unless specifically requested by an investor who is a shareholder of record, each of the Funds do not issue certificates evidencing shares.

Corporate Matters

The Company reserves the right to create and issue a number of series shares, in which case the shares of each series would participate equally in the earnings, dividends, and assets of the particular series and would vote separately to approve management agreements or changes in investment policies, but shares of all series would vote together in the election or selection of Directors, principal underwriters, and auditors and on any proposed material amendment to the Company Certificate of Incorporation.

Upon liquidation of the Company or any series, shareholders of the affected series would be entitled to share pro rata in the net assets of their respective series available for distribution to such shareholders.

Shareholder Approval

Other than elections of Directors, which is by plurality, any matter for which shareholder approval is required by the 1940 Act requires the affirmative vote of at least a majority, as defined by the 1940 Act, of the outstanding voting securities of a Fund or the Company at a meeting called for the purpose of considering such approval.

Information for Shareholders

All shareholder inquiries regarding administrative procedures including the purchase and redemption of Shares should be directed to the Distributor, G.distributors, LLC, One Corporate Center, Rye, New York 10580-1422. For assistance, call 800-GABELLI (800-422-3554) or through the internet at www.gabelli.com.

The Company will send unaudited reports at least semiannually, and annual reports containing audited financial statements, to all of its shareholders.

FINANCIAL STATEMENTS

Each Fund’s Financial Statements for the fiscal year ended September 30, 2014, including the Reports of Ernst & Young LLP, are incorporated herein by reference to each Fund’s 2014 Annual Report to Shareholders. Each Fund’s Annual Report is available upon request and without charge by calling 800-GABELLI (800-422-3554) or through the Internet at www.gabelli.com. Ernst & Young LLP provides audit services, tax return preparation and assistance, and other assurance services in connection with certain SEC filings.

APPENDIX A

DESCRIPTION OF CORPORATE DEBT RATINGS

MOODY’S INVESTORS SERVICE, INC.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered as upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to very high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with little prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principle or interest.

Unrated:	Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application for rating was not received or accepted.

2.	The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.	There is a lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed, in which case the rating is not published in Moody’s Investors Service, Inc.’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note:	Moody’s may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1

STANDARD & POOR’S RATINGS SERVICES (“S&P”)

AAA:	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

C1:	The rating C1 is reserved for income bonds on which no interest is being paid.

D:	Bonds rated D are in payment default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or	The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative
Minus (-)	standing within the major rating categories.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Description of S&P and Moody’s commercial paper ratings:

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody’s. Issuers of P-1 paper must have a superior capacity for repayment of short term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

A-2

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Articles of Incorporation of the Registrant, dated July 25, 1991 — incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, as filed with the SEC via EDGAR on January 28, 1998 (Accession No. 0000950152-98-000527) (“Post-Effective Amendment No. 7”).

(a)(2)	Articles of Amendment, dated January 28, 2000 — incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement, as filed with the SEC via EDGAR on January 31, 2000 (Accession No. 0000927405-00-000032) (“Post-Effective Amendment No. 10”).

(a)(3)	Articles Supplementary, dated January 28, 2000, with respect to Gabelli Equity Income Fund — incorporated by reference to Post-Effective Amendment No. 10

(a)(4)	Articles Supplementary, dated January 28, 2000, with respect to Gabelli Small Cap Value Fund — incorporated by reference to Post-Effective Amendment No. 10

(a)(5)	Articles Supplementary, dated December 27, 2002, with respect to Gabelli Equity Series Funds, Inc. — incorporated by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, as filed with the SEC via EDGAR on January 31, 2003 (Accession No. 0000935069-03-000085) (“Post-Effective Amendment No. 14”).

(a)(6)	Articles Supplementary, dated January 28, 2005, with respect to Gabelli Equity Series Funds, Inc. — incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, as filed with the SEC via EDGAR on January 31, 2005 (Accession No. 0000935069-05-000148) (“Post-Effective Amendment No. 17”).

(b)(1)	Registrant’s By-laws — incorporated by reference to Post-Effective Amendment No. 7.

(b)(2)	Registrant’s Amended and Restated By-laws, dated August 19, 2009 — incorporated by referenced to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement, as filed with the SEC via EDGAR on January 28, 2011 (Accession No. 000950123-11-006734) (“Post-Effective Amendment No. 28”).

(c)	Not Applicable.

(d)(1)	Investment Advisory Agreement with Gabelli Funds, Inc., with respect to The Gabelli Small Cap Growth Fund, dated October 1, 1991 — incorporated by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement, as filed with the SEC via EDGAR on January 31, 2001 (Accession No. 0000935069-01-000048) (“Post-Effective Amendment No. 11”).

(d)(2)	Investment Advisory Agreement with Gabelli Funds, Inc., with respect to The Gabelli Equity Income Fund, dated October 1, 1991 — incorporated by reference to Post-Effective Amendment No. 11.

(d)(3)	Investment Advisory Agreement with Gabelli Funds, LLC, with respect to The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002 — incorporated by reference to Post-Effective Amendment No. 14.

(d)(4)	Amendment No. 1 to the Investment Advisory Agreement with Gabelli Funds, LLC, with respect to The Gabelli Small Cap Growth Fund, dated February 17, 1999 — incorporated by reference to Post-Effective Amendment No. 11.

(d)(5)	Amendment No. 1 to the Investment Advisory Agreement with Gabelli Funds LLC, with respect to The Gabelli Equity Income Fund, dated February 17, 1999 — incorporated by reference to Post-Effective Amendment No. 11.

(d)(6)	Contractual Management Fee Waiver and Expense Reimbursement Agreement with Gabelli Funds, LLC dated October 1, 2008, with respect to The Gabelli Woodland Small Cap Value Fund — incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement as filed with the SEC via EDGAR on January 28, 2009 (Accession No. 0000935069-09-000172).

(d)(7)	Amended and Restated Contractual Fee Waiver and Expense Deferral Agreement dated October 1, 2009 — incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement as filed with the SEC via EDGAR on January 28, 2010 (Accession No. 0000950123-10-006164).

(d)(8)	Amended Schedule A, dated December 1, 2012, to the Amended and Restated Contractual Fee Waiver and Expense Deferral Agreement, dated October 1, 2009 — incorporated by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement as filed with the SEC via EDGAR on January 28, 2014 (Accession No. 0001193125-14-024347)

(e)(1)	Amended and Restated Distribution Agreement with Gabelli & Company, Inc., dated January 28, 2000, with respect to The Gabelli Equity Income Fund — incorporated by reference to Post-Effective Amendment No. 10.

(e)(2)	Amended and Restated Distribution Agreement with Gabelli & Company, Inc., dated January 28, 2000, with respect to The Gabelli Small Cap Growth Fund — incorporated by reference to Post-Effective Amendment No. 10.

(e)(3)	Distribution Agreement with Gabelli & Company, Inc., dated December 31, 2002, with respect to The Gabelli Woodland Small Cap Value Fund — incorporated by reference to Post-Effective Amendment No. 14.

(e)(4)	Distribution Agreement with G.distributors, LLC, dated August 1, 2011, with respect to The Gabelli Equity Income Fund — incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement as filed with the SEC via EDGAR on January 6, 2012 (Accession No. 0001193125-12-004847).

(e)(5)	Distribution Agreement with G.distributors, LLC, dated August 1, 2011, with respect to The Gabelli Small Cap Growth Income Fund — incorporated by reference to Post-Effective Amendment No. 30.

(e)(6)	Distribution Agreement with G.distributors, LLC, dated August 1, 2011, with respect to The Gabelli Woodland Small Cap Value Fund — incorporated by reference to Post-Effective Amendment No. 30.

(f)	Not Applicable.

(g)	Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company, dated July 2, 2001 — incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement as filed with the SEC via EDGAR on January 29, 2002 (Accession No. 0000935069-02-000046) (“Post-Effective Amendment No. 12”).

(h)(1)	Transfer Agency and Service Agreement with State Street Bank and Trust Company — incorporated by reference to Post-Effective Amendment No. 7.

(i)(1)	Opinion and Consent of Counsel, dated January 28, 2000 — incorporated by reference to Post-Effective Amendment No. 10.

(i)(2)	Opinion of Counsel, dated January 28, 2008 — incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement as filed with the SEC via EDGAR on January 28, 2008 (Accession No. 000935069-08-000168).

(j)(1)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm, is filed herewith.

(j)(2)	Powers of Attorney for Felix J. Christiana, Anthony J. Colavita, Vincent D. Enright, John D. Gabelli, Robert J. Morrissey, Karl Otto Pöhl, Anthony R. Pustorino and Anthony C. van Ekris — incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement, as filed with the SEC on August 31, 1992.

(j)(3)	Power of Attorney for Mario J. Gabelli, dated May 16, 2001 — incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement as filed with the SEC via EDGAR on January 29, 2002 (Accession No. 0000935069-02-000046) (“Post-Effective Amendment No. 12”).

(j)(4)	Power of Attorney for Salvatore J. Zizza, dated December 3, 2001 — incorporated by reference to Post-Effective Amendment No. 14.

(j)(5)	Power of Attorney for Kuni Nakamura, dated January 14, 2011 — incorporated by reference to Post-Effective Amendment No. 28.

(k)	Not Applicable.

(l)(1)	Agreement with initial shareholder — incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, as filed with the SEC on September 20, 1991.

(l)(2)	Purchase Agreement with Gabelli & Company, Inc., with respect to Class A Shares of The Gabelli Equity Income Fund, dated January 28, 2000 — incorporated by reference to Post-Effective Amendment No. 10.

(l)(3)	Purchase Agreement with Gabelli & Company, Inc., with respect to Class B Shares of The Gabelli Equity Income Fund, dated January 28, 2000 — incorporated by reference to Post-Effective Amendment No. 10.

(l)(4)	Purchase Agreement with Gabelli & Company, Inc., with respect to Class C Shares of The Gabelli Equity Income Fund, dated January 28, 2000 — incorporated by reference to Post-Effective Amendment No. 10.

(l)(5)	Purchase Agreement with Gabelli & Company, Inc., with respect to Class A Shares of The Gabelli Small Cap Growth Fund, dated January 28, 2000 — incorporated by reference to Post-Effective Amendment No. 10.

(l)(6)	Purchase Agreement with Gabelli & Company, Inc., with respect to Class B Shares of The Gabelli Small Cap Growth Fund, dated January 28, 2000 — incorporated by reference to Post-Effective Amendment No. 10.

(l)(7)	Purchase Agreement with Gabelli & Company, Inc., with respect to Class C Shares of The Gabelli Small Cap Growth Fund, dated January 28, 2000 — incorporated by reference to Post-Effective Amendment No. 10.

(l)(8)	Purchase Agreement with Gabelli & Company, Inc., with respect to Class AAA Shares, Class A Shares, Class B Shares and Class C Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002 — incorporated by reference to Post-Effective Amendment No. 14.

(m)(1)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class AAA Series Shares of The Gabelli Equity Income Fund, dated November 17, 1999 — incorporated by reference to Post-Effective Amendment No. 10.

(m)(2)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class AAA Series Shares of The Gabelli Small Cap Growth Fund, dated November 17, 1999 — incorporated by reference to Post-Effective Amendment No. 10.

(m)(3)	Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class AAA Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002 — incorporated by reference to Post-Effective Amendment No. 14.

(m)(4)	Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class A Series Shares of The Gabelli Equity Income Fund, dated November 17, 1999 — incorporated by reference to Post-Effective Amendment No. 10.

(m)(5)	Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class B Series Shares of The Gabelli Equity Income Fund, dated November 17, 1999 — incorporated by reference to Post-Effective Amendment No. 10.

(m)(6)	Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class C Series Shares of The Gabelli Equity Income Fund, dated November 17, 1999 — incorporated by reference to Post-Effective Amendment No. 10.

(m)(7)	Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class A Series Shares of The Gabelli Small Cap Growth Fund, dated November 17, 1999 — incorporated by reference to Post-Effective Amendment No. 10.

(m)(8)	Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class B Series Shares of The Gabelli Small Cap Growth Fund, dated November 17, 1999 — incorporated by reference to Post-Effective Amendment No. 10.

(m)(9)	Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc.,, with respect to Class C Series Shares of The Gabelli Small Cap Growth Fund, dated November 17, 1999 — incorporated by reference to Post-Effective Amendment No. 10.

(m)(10)	Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc.,, with respect to Class A Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002 — incorporated by reference to Post-Effective Amendment No. 14.

(m)(11)	Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class B Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002 — incorporated by reference to Post-Effective Amendment No. 14.

(m)(12)	Plan of Distribution pursuant to Rule 12b-1 with Gabelli & Company, Inc., with respect to Class C Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002 — incorporated by reference to Post-Effective Amendment No. 14.

(m)(13)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with G.distributors, LLC, with respect to Class AAA Shares of The Gabelli Equity Income Fund, dated August 1, 2011 —incorporated by reference to Post-Effective Amendment No. 30.

(m)(14)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with G.distributors, LLC, with respect to Class A Shares of The Gabelli Equity Income Fund, dated August 1, 2011 — incorporated by reference to Post-Effective Amendment No. 30.

(m)(15)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with G.distributors, LLC, with respect to Class B Shares of The Gabelli Equity Income Fund, dated August 1, 2011 — incorporated by reference to Post-Effective Amendment No. 30.

(m)(16)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with G.distributors, LLC, with respect to Class C Shares of The Gabelli Equity Income Fund, dated August 1, 2011 — incorporated by reference to Post-Effective Amendment No. 30.

(m)(17)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with G.distributors, LLC, with respect to Class AAA Shares of The Gabelli Small Cap Growth Fund, dated August 1, 2011 — incorporated by reference to Post-Effective Amendment No. 30.

(m)(18)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with G.distributors, LLC, with respect to Class A Shares of The Gabelli Small Cap Growth Fund, dated August 1, 2011 — incorporated by reference to Post-Effective Amendment No. 30.

(m)(19)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with G.distributors, LLC, with respect to Class B Shares of The Gabelli Small Cap Growth Fund, dated August 1, 2011 — incorporated by reference to Post-Effective Amendment No. 30.

(m)(20)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with G.distributors, LLC, with respect to Class C Shares of The Gabelli Small Cap Growth Fund, dated August 1, 2011 — incorporated by reference to Post-Effective Amendment No. 30.

(m)(21)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with G.distributors, LLC, with respect to Class AAA Shares of The Gabelli Woodland Small Cap Value Fund, dated August 1, 2011 — incorporated by reference to Post-Effective Amendment No. 30.

(m)(22)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with G.distributors, LLC, with respect to Class A Shares of The Gabelli Woodland Small Cap Value Fund, dated August 1, 2011 — incorporated by reference to Post-Effective Amendment No. 30.

(m)(23)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with G.distributors, LLC, with respect to Class B Shares of The Gabelli Woodland Small Cap Value Fund, dated August 1, 2011 — incorporated by reference to Post-Effective Amendment No. 30.

(m)(24)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with G.distributors, LLC, with respect to Class C Shares of The Gabelli Woodland Small Cap Value Fund, dated August 1, 2011 — incorporated by reference to Post-Effective Amendment No. 30.

(m)(25)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 with G.distributors, LLC, with respect to Class A Shares of The Gabelli Woodland Small Cap Value Fund, dated August 1, 2011 — incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC via EDGAR on January 28, 2013 (Accession No. 0001193125-13-026171)

(n)(1)	Amended and Restated Rule 18f-3 Multi-Class Plan, with respect to The Gabelli Equity Income Fund, dated May 12, 2004 — incorporated by reference to Post-Effective Amendment No. 17.

(n)(2)	Amended and Restated Rule 18f-3 Multi-Class Plan, with respect to The Gabelli Small Cap Growth Fund, dated May 12, 2004 — incorporated by reference to Post-Effective Amendment No. 17.

(n)(3)	Amended and Restated Rule 18f-3 Multi-Class Plan, with respect to The Gabelli Woodland Small Cap Value Fund, dated May 12, 2004 — incorporated by reference to Post-Effective Amendment No. 17.

(o)	Not Applicable.

(p)	Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Asset Management Inc., G.research, Inc., G.distributors, LLC, Teton Advisors, Inc., Gabelli Fixed Income LLC, and Gabelli Securities, Inc., dated February 18, 2014 is filed herewith.

Item 29.	Persons Controlled by or Under Common Control with Registrant

None.

Item 30.	Indemnification

The basic effect of the respective indemnification provisions of the Registrant’s By-Laws, the Investment Advisory Agreement with Gabelli Funds, LLC for The Gabelli Small Cap Growth Fund, the Investment Advisory Agreement with Gabelli Funds, LLC for The Gabelli Equity Income Fund, the Investment Advisory Agreement with Gabelli Funds, LLC for The Gabelli Focus Five Fund and Section 2-418 of the Maryland General Corporation Law is to indemnify each officer and director of both the Registrant and Gabelli Funds, LLC to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant and the investment advisor and distributor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in and the principal underwriter in connection with the successful defense of any action, suit or process proceeding) is asserted against the Registrant by such director, officer or controlling person or the distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Gabelli Funds, LLC (the “Adviser”) is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

The information required by this Item 31 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item 32.	Principal Underwriter

(a)	G.distributors, LLC. (“G.distributors”) currently acts as distributor for Gabelli 787 Fund, Inc., The Gabelli Asset Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., The Gabelli Dividend Growth Fund, GAMCO Global Series Funds, Inc., Gabelli Gold Fund, Inc, The GAMCO Growth Fund, GAMCO International Growth Fund, Inc., Gabelli Investor Funds, Inc., The GAMCO Mathers Fund, The Gabelli Money Market Funds, The Gabelli SRI Fund, Inc., The Gabelli Utilities Fund, The Gabelli Value 25 Fund Inc., and The TETON Westwood Funds.

(b)	The information required by this Item 32 with respect to each director, officer or partner of G.distributors is incorporated by reference to Schedule A of Form BD filed by G.distributors pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-68697).

(c)	Not Applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

	1.	Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

	2.	BNY Mellon Investment Servicing (US) Inc.
One Boston Place
201 Washington Street
Boston, Massachusetts 02109

	3.	BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

	4.	State Street Bank and Trust Company
One Heritage Drive
North Quincy, Massachusetts 02171

	5.	Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI EQUITY SERIES FUNDS, INC, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 28th day of January, 2015.

GABELLI EQUITY SERIES FUNDS, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 37 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mario J. Gabelli*	Director and Chairman of the Board	January 28, 2015
Mario J. Gabelli

/s/ Bruce N. Alpert	Principal Executive Officer and President	January 28, 2015
Bruce N. Alpert

/s/ Agnes Mullady	Principal Financial Officer and Treasurer	January 28, 2015
Agnes Mullady

John D. Gabelli*	Director	January 28, 2015
John D. Gabelli

Anthony J. Colavita*	Director	January 28, 2015
Anthony J. Colavita

Vincent D. Enright*	Director	January 28, 2015
Vincent D. Enright

Robert J. Morrissey*	Director	January 28, 2015
Robert J. Morrissey

Kuni Nakamura*	Director	January 28, 2015
Kuni Nakamura

Anthony R. Pustorino*	Director	January 28, 2015
Anthony R. Pustorino

Anthonie C. van Ekris*	Director	January 28, 2015
Anthonie C. van Ekris

Salvatore J. Zizza*	Director	January 28, 2015
Salvatore J. Zizza

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

28(j)(1)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

28(p)	Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Asset Management, Inc., G.research, Inc., G.distributors, LLC, Teton Advisors, Inc., Gabelli Fixed Income LLC and Gabelli Securities, Inc., dated February 18, 2014.